EXHIBIT 99.11

CONSOLIDATED ANALYTICS VALUATIONS SUMMARY REPORT

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
61	6191563285		PennyMac Loan Services, LLC	Twu	10/08/2025	$1,222,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower at consummation. Per the appraisal acknowledgment disclosure, the borrower waived the timing requirements but nothing in the file confirmed a copy was provided at closing.	Evidence	11/24/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 45.6% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 7.24 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 45.6% is less than Guideline CLTV of 89.99%

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61	6191563285		PennyMac Loan Services, LLC	Twu	10/08/2025	$1,222,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — See page 591 of the Original submission bookmarks ; HVE	11/17/2025	BAML approved PNMC TPV GL waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 45.6% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 7.24 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 45.6% is less than Guideline CLTV of 89.99%

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61	6191563285		PennyMac Loan Services, LLC	Twu	10/08/2025	$1,222,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 45.6% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 7.24 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 45.6% is less than Guideline CLTV of 89.99%

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71	6191574110		PennyMac Loan Services, LLC	Yokem	10/15/2025	$1,110,555.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $15,173.09.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $15,173.09 ; cure package requires a PCCD, LOE, Copy of Refund Check, and proof delivery or a Valid COC. TILA 130b Cure Required. The exception is tied to the missing Initial LE Issued within 3 business days of the application date of 9/12/2025 (per compliance report in file) , as the earliest available LE is dated 9/19/2025. Please provide the initial LE (dated 09/12/25 per compliance report in file) issued within 3 business days of the application date of 09/12/2025. Additional testing will be completed, once the initial LE is provided.

																Initial loan pkg; LE	11/26/2025	Lender provided Initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided an LE; however, it is not for the subject transaction. Condition retained.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
71	6191574110		PennyMac Loan Services, LLC	Yokem	10/15/2025	$1,110,555.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test

This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,928.33) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $7,928.33 ; cure package requires a PCCD, LOE, Copy of Refund Check, and proof delivery or a Valid COC. TILA 130b Cure Required. The exception is tied to the missing Initial LE Issued within 3 business days of the application date of 9/12/2025 (per compliance report in file) , as the earliest available LE is dated 9/19/2025. Please provide the initial LE (dated 09/12/25 per compliance report in file) issued within 3 business days of the application date of 09/12/2025. Additional testing will be completed, once the initial LE is provided.

																		Lender provided Initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided Initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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71	6191574110		PennyMac Loan Services, LLC	Yokem	10/15/2025	$1,110,555.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application. Documentation required to clear exception. According to Mavent report, initial Loan application date is 09/12/2025 and Initial LE is dated 09/12/2025. Earliest LE provided in file is dated 09/19/2025 which exceeds the timing regulation. Please provide the initial LE issued within 3 business days of the application date of 9/12/2025 Additional testing will be completed, once the initial LE is provided.			Lender provided Initial LE. Condition cleared.; Lender provided Initial LE. Condition cleared.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
71	6191574110		PennyMac Loan Services, LLC	Yokem	10/15/2025	$1,110,555.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception. According to Mavent report, initial Loan application date is 9/12/2025. Homeownership counseling organization disclosure is dated 9/19/2025 which exceeds the timing regulation. Please send Homeownership counseling organization disclosure within 3 days of application.	RESPA Homeownership Counseling Organizations	11/18/2025	Resolved as we have received the timely disclosure. ; Material	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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71	6191574110		PennyMac Loan Services, LLC	Yokem	10/15/2025	$1,110,555.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — provided in the original bookmark page 502-503	11/13/2025	BAML approved PNMC TPV GL waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
71	6191574110		PennyMac Loan Services, LLC	Yokem	10/15/2025	$1,110,555.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.69% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 14.54 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.16% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.16% is less than Guideline LTV of 89.99%

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72	6191574325		PennyMac Loan Services, LLC	Thallam	10/09/2025	$960,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Rescinded	FPRO1137	Property	The appraiser was not licensed (Primary Value)	Primary Value appraiser’s license was not effective prior to the Valuation Date or expired prior to the Valuation Date	Invalid — Appraisers License was in effect and did not expire — 2/28/26 expiration date	11/25/2025	Audit reviewed Lender’s response and has determined the appraiser’s license was active at the time the appraisal was completed. Condition rescinded.; Primary Value appraiser’s license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72	6191574325		PennyMac Loan Services, LLC	Thallam	10/09/2025	$960,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid per the UCDP’s provided — LCA 2.5, CU score 1	11/13/2025	Third party valuation product provided within tolerance.; BAML approved PNMC TPV GL waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 6.27 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
72	6191574325		PennyMac Loan Services, LLC	Thallam	10/09/2025	$960,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 6.27 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77	6191585874		PennyMac Loan Services, LLC	Parat	10/15/2025	$1,204,000.00	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $1200000 is Less than Total Amount of Subject Lien $1204000 Provide Title with Coverage Amount of Subject Lien $1,204,000	Title policy	01/22/2026	Lender provided the title update/supplement showing sufficient coverage. Condition cleared.; Title Coverage Amount of $1204000 is equal to or greater than Total Amount of Subject Lien $1204000; Material	01/26/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77	6191585874		PennyMac Loan Services, LLC	Parat	10/15/2025	$1,204,000.00	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,050.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $1050; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $1050 is due to increase from $0 to $1050 for the survey fee that was added to CD 10/14/2025. A COC is required to determine if this was a valid change.	PCCD	11/25/2025	Lender provided LOE and PCCD correcting Survey Fee to section H. Condition cleared.; Lender provided LOE and PCCD correcting Survey Fee to section H. Condition cleared.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
77	6191585874		PennyMac Loan Services, LLC	Parat	10/15/2025	$1,204,000.00	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid per the UCDP’s provided — CU score 1.2, LCA 1	11/13/2025	BAML approved PNMC TPV GL waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
77	6191585874		PennyMac Loan Services, LLC	Parat	10/15/2025	$1,204,000.00	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 749 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 19.19% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	6191573847		PennyMac Loan Services, LLC	Puketza	10/01/2025	$1,200,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Provide Title Document	Please review the uploaded doc	01/12/2026	Lender provided the title for the subject property. Condition cleared.; Lender provided the title for the subject property. Condition cleared. ; Lender provided the title for the subject property. Condition cleared. ; Title Document is fully Present; Title Document is missing Provide Title Document	01/13/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	6191573847		PennyMac Loan Services, LLC	Puketza	10/01/2025	$1,200,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1253	Credit	Missing Property Tax Cert	Missing Property Tax Cert Provide Property Tax Cert	already provided	11/18/2025	Property Tax Cert Provided; Resolved as we have received the tax cert from lender. ; Missing Property Tax Cert Provide Property Tax Cert	01/13/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	6191573847		PennyMac Loan Services, LLC	Puketza	10/01/2025	$1,200,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation 10/01/2025	Appraisal Delivery	12/08/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation 10/01/2025

																			12/09/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	6191573847		PennyMac Loan Services, LLC	Puketza	10/01/2025	$1,200,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1467	Credit	Asset 1 Missing	Asset 1 Missing. Lender to provide Merrill money market acct #7133 amt $453,564.34	already provided	11/18/2025	Cleared as we have received the missing assets. ; Asset 1 Provided; Asset 1 Missing. Lender to provide Merrill money market acct #7133 amt $453,564.34	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	6191573847		PennyMac Loan Services, LLC	Puketza	10/01/2025	$1,200,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — CU Score 1.8, LCA 1.5 per the UCDP already provided	11/17/2025	BAML approved PNMC TPV GL waterfall — condition cleared	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
70	6191573847		PennyMac Loan Services, LLC	Puketza	10/01/2025	$1,200,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87	6191602473		PennyMac Loan Services, LLC	Kampmann	10/10/2025	$1,100,800.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation	The last uploaded provided clearly shows that the appraisal was mailed out on 9/30 which is the date of the document ; Note — these letters have never been rejected in past trades ; This is not a LOE — this is the same mail out letter that we use on all six series loans and have provided this and evidence of mailing the appraisal multiple times and have not been rejected for it. ; Letter	12/12/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Audit reviewed Lender’s response. The letter provided is not dated and cannot be used to verify the date the appraisal was provided to the Borrower. Please provide documentation that reflects the date the appraisal was provided to the Borrower. Condition retained.; Audit reviewed Lender’s response. The mail out letter is not dated. The piece that is missing is the evidence of mailing reflecting the date the appraisal was provided to the Borrower to verify the Borrower received the appraisal 3 days prior to consummation. The Notice of Right to Receive copy of Appraisal, Borrower chose to receive appraisal at least 3 days prior to consummation. Please provide verification of Borrower’s receipt of appraisal at least 3 days prior to consummation. Condition retained. ; Lender provided a LOE to the Borrower; however, it is not dated. Please provide verification of the date the Borrower received the appraisal. Condition retained.; Material

																			12/15/2025

Borrower has stable job time — Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.22% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
87	6191602473		PennyMac Loan Services, LLC	Kampmann	10/10/2025	$1,100,800.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — See page 1230 of the Original Submission bookmarks ; HVE	11/17/2025	BAML approved PNMC TPV GL waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025

Borrower has stable job time — Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.22% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
87	6191602473		PennyMac Loan Services, LLC	Kampmann	10/10/2025	$1,100,800.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Borrower has stable job time — Borrower has 2.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.22% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	6691575261		Straight Deal Mortgage	Wen	10/01/2025	$1,040,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two Etrade accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves.	It would be much more helpful and time saving if you would ask for all of the items required in the first exception and not in the rejection reason. All of those statements were provided in the original file submission; Per AUS — Funds to close — $238,172.24 — Reserves required to be verified — $0.00	12/03/2025	Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Funds are found to meet guidelines.; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two Etrade accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves. ; Lender provided the EXTrade accounts ending in 9210; however, did not provide the Discover, Vanguard, Empower, BOA, Chase, Charles Schwab or the Fidelity statements reflected on the 1003 and AUS. The AUS reflects a total verified asset balance of $433,968.78. Please provide asset documentation used in qualification that total $433,968.78. Condition retained.; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two Etrade accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves. ; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. The verified assets are insufficient. The loan file contains two Etrade accounts with aggregate balance In the amount of $27,347.10. Verify Lender AUS submitted assets $433,968.78 covering a two-month period of which $279,351.24 is needed for closing costs plus $24,522.51 for reserves.	12/04/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	6691575261		Straight Deal Mortgage	Wen	10/01/2025	$1,040,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $24522.51. Audited Reserves of $0 are less than Guideline Required Reserves of $24,522.51.	It would be much more helpful and time saving if you would ask for all of the items required in the first exception and not in the rejection reason. All of those statements were provided in the original file submission; Invalid — Per AUS Submission 10 — no reserves are required to be verified.	12/03/2025	Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Audited Reserves of $194617.54 are equal to or greater than AUS Required Reserves of $24522.51. Lender provided 2 months bank, retirement and investment statements for each account used in qualification. Condition cleared.; Lender provided the EXTrade accounts ending in 9210; however, did not provide the Discover, Vanguard, Empower, BOA, Chase, Charles Schwab or the Fidelity statements reflected on the 1003 and AUS. The AUS reflects a total verified asset balance of $433,968.78. Please provide asset documentation used in qualification that total $433,968.78. Condition retained.; Audited Reserves of $ are less than Guideline Required Reserves of $24522.51. Audited Reserves of $0 are less than Guideline Required Reserves of $24,522.51.	12/04/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	6691575261		Straight Deal Mortgage	Wen	10/01/2025	$1,040,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s value for the following; ULI RVDPPPGHCGZ40J4VQ731669157526157 NMLS 244388 Total Loan Costs $10,553.42	11/18/2025

Resolved as lender agrees with audit; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 244388 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is RVDPPPGHCGZ40J4VQ731669157526157

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 244388 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is RVDPPPGHCGZ40J4VQ731669157526157

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 244388 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is RVDPPPGHCGZ40J4VQ731669157526157

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 244388 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 10553.42 vs Lender Total Loan Costs MISSING, AND Audit ULI is RVDPPPGHCGZ40J4VQ731669157526157

VS. Lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			11/20/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
158	6691575261		Straight Deal Mortgage	Wen	10/01/2025	$1,040,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA provided. Condition cleared.; HMDA Data Tape Provided.	11/20/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
158	6691575261		Straight Deal Mortgage	Wen	10/01/2025	$1,040,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/27/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application 09/30/2025	AfBD	11/18/2025	Resolved as we have received the missing ABD. ; Required Affiliated Business Disclosure Documentation Provided; Material; Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application 09/30/2025	11/20/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 39.79% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 4.26 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	6191573168		Pennymac Loan Services, LLC	Connors	10/03/2025	$984,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing YTD Paystub and Prior Year w2 to support $9561.12 monthly for B1	2024 W2; All of this was previously provided	12/10/2025	Lender provided 2024 W2 for Borrower 1 supporting income. Condition cleared.; Income and Employment Meet Guidelines; Lender provided the YTD pay stub and 2023 W2. Please provide the 2024 W2 to meet AUS requirements for the the W2 from the most recent calendar year. Condition retained.; Income and Employment Do Not Meet Guidelines Missing YTD Paystub and Prior Year w2 to support $9561.12 monthly for B1	12/11/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	6191573168		Pennymac Loan Services, LLC	Connors	10/03/2025	$984,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements All Assets are missing. Verify Lender AUS submitted assets $485,550.95 covering a one-month period of which $267,124.14 is needed for closing costs plus $23,826.02 for subject property reserves and Balance paid monthly accounts.	Required funds to be verified $206,487.44 — Reserves to be verified $0.00	11/25/2025	Lender provided asset documentation. Condition cleared.; Asset Qualification Meets Guideline Requirements; Asset Qualification Does Not Meet Guideline Requirements All Assets are missing. Verify Lender AUS submitted assets $485,550.95 covering a one-month period of which $267,124.14 is needed for closing costs plus $23,826.02 for subject property reserves and Balance paid monthly accounts.	12/02/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	6191573168		Pennymac Loan Services, LLC	Connors	10/03/2025	$984,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — Page 401 of the Original File Submission is the HVE	11/17/2025	BAML approved PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.	11/18/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
68	6191573168		Pennymac Loan Services, LLC	Connors	10/03/2025	$984,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation 10/03/2025	Appraisal Delivery	11/14/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation 10/03/2025

																			11/17/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
68	6191573168		Pennymac Loan Services, LLC	Connors	10/03/2025	$984,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.63% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	6691567540		Clear Mortgage Capital, Inc.	Lewis	10/06/2025	$1,188,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Co borrower missing VOE	VOE; This appears to be cleared in mTrade. ; VOE	01/12/2026	Borrower 2 3rd Party VOE Prior to Close Was Provided. Condition cleared. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2); Audit reviewed Lender’s response and has determined the LOE from Borrower 2 employer is not dated within 10 business days of the Note date. Please provide a VVOE for Borrower 2 dated within 10 business days of the Note date or after the Note date but prior to delivery to meet AUS and FNMA requirements. Condition retained.; Audit reviewed Lender’s response and has determined the LOE from Borrower 2 employer is not dated within 10 business days of the Note date. Please provide a VVOE for Borrower 2 dated within 10 business days of the Note date or after the Note date but prior to delivery to meet AUS and FNMA requirements. Condition retained.; Borrower 2 3rd Party VOE Prior to Close Missing B2 VOE dated 09/19/2025 is not within 10 days of 10/06/2025 note date. Finding remains. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	01/15/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	6691567540		Clear Mortgage Capital, Inc.	Lewis	10/06/2025	$1,188,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE0363	Credit	Condominium Project is Non- Warrantable	When the subject Property Type is a (Condominium) and the Loan Program is Agency (DU) the Condominium Project: (No), in all circumstances, must be warrantable.

The subject is a detached condo. As indicated on DU cert item #28, a project review is not required. Therefore, project warrantability is not required. Agencies do not require project reviews on detached condos

																	12/15/2025	; Additional documentation received; exception resolved.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	6691567540		Clear Mortgage Capital, Inc.	Lewis	10/06/2025	$1,188,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid	11/13/2025	Third party valuation product provided within tolerance.; BAML approved PNMC TPV GL waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	6691567540		Clear Mortgage Capital, Inc.	Lewis	10/06/2025	$1,188,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA provided. Condition cleared.; HMDA Data Tape Provided.	11/17/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
157	6691567540		Clear Mortgage Capital, Inc.	Lewis	10/06/2025	$1,188,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree	11/13/2025

Lender agreed with audit values. Condition cleared.

; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 1019555 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 3709.7 vs Lender Total Loan Costs MISSING, AUdit ULI RVDPPPGHCGZ40J4VQ731669156754037

VS. Lenders is missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			11/17/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.87% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.87% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 2.61 years on job.

																					D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
155	6691546585		NEXA Mortgage, LLC	Wyss	10/03/2025	$1,040,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $25.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $25.00; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $25.00 is due to increase from $925.00 to $950.00 for the appraisal fee from LE 09/03/2025 to LE 09/12/2025. A COC is required to determine if this is a valid change.	cure	12/04/2025	Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification that cure was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification that cure was applied. Cured post close, loan will be graded a B.	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	C	B	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
155	6691546585		NEXA Mortgage, LLC	Wyss	10/03/2025	$1,040,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s values for the following; ULI — RVDPPPGHCGZ40J4VQ731669154658546 NMLS 1192274 Total Loan Costs $5,370.78	11/18/2025

Resolved as lender agrees with audit. ; Resolved as lender agrees with audit. ; Material Finding; HMDA discrepancy noted: Audit ULI RVDPPPGHCGZ40J4VQ731669154658546 vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 1192274 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 5370.78 vs Lender Total Loan Costs MISSING. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as lender agrees with audit. ; Material Finding; HMDA discrepancy noted: Audit ULI RVDPPPGHCGZ40J4VQ731669154658546 vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 1192274 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 5370.78 vs Lender Total Loan Costs MISSING. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	B	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
155	6691546585		NEXA Mortgage, LLC	Wyss	10/03/2025	$1,040,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Cleared as we lender agrees with audit. ; HMDA data received, additional discrepancy finding added. ; HMDA provided. Condition cleared.; HMDA Data Tape Provided.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
155	6691546585		NEXA Mortgage, LLC	Wyss	10/03/2025	$1,040,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	10/27/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice Nexa Mortgage has affiliates. Provide the affiliated business disclosure dated within 3 business days of application 08/29/2025.	AfBD	11/18/2025	Received evidence of no affiliates. ; Required Affiliated Business Disclosure Documentation Provided; Material; Required Affiliated Business Disclosure Missing Per the Privacy Notice Nexa Mortgage has affiliates. Provide the affiliated business disclosure dated within 3 business days of application 08/29/2025.	11/20/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	B	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
155	6691546585		NEXA Mortgage, LLC	Wyss	10/03/2025	$1,040,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — CU Score 1, LCA 1 per the UCDP’s already provided	11/17/2025	BAML approved PNMC TPV GL waterfall — condition cleared	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 15.76 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
154	6691473805		First National Bank Colorado	Chism II	09/24/2025	$1,626,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI

Audited DTI of 43.26% exceeds AUS DTI of 38.78% Audit verified less monthly income. Lender did not include loss from 2024 Schedule C for Blacktop Heroes business in the amount of -$3,899.08.. AUS resubmission required.

																Please see attached	12/03/2025

Lender provided updated 1003, 1008 and AUS approving DTI of 42.63%. Audit DTI of 43.26% is within tolerance of the updated AUS approved DTI of 42.63%. Condition cleared.

; Audited DTI of 43.26% is less than or equal to AUS DTI of 42.63% Lender provided updated 1003, 1008 and AUS approving DTI of 42.63%. Audit DTI of 43.26% is within tolerance of the updated AUS approved DTI of 42.63%. Condition cleared.; Audited DTI of 43.26% exceeds AUS DTI of 38.78% Audit verified less monthly income. Lender did not include loss from 2024 Schedule C for Blacktop Heroes business in the amount of -$3,899.08.. AUS resubmission required.

																			12/04/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.9% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
154	6691473805		First National Bank Colorado	Chism II	09/24/2025	$1,626,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

HMDA data received, additional discrepancy finding added.

; HMDA provided. Condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

																			11/17/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.9% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
154	6691473805		First National Bank Colorado	Chism II	09/24/2025	$1,626,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	HMDA discrepancy noted: Audit ULI RVDPPPGHCGZ40J4VQ731669147380539 vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	We agree with audit’s ULI value — RVDPPPGHCGZ40J4VQ731669147380539 We agree with audit’s NMLS value — 2113127	11/14/2025	Lender agreed with audit values. Condition cleared.; Material Finding; The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 2113127 vs Lender NMLS ID — MISSING. AND Audit Total Loan Costs 14446.3 vs Lender Total Loan Costs MISSING, AND Audit ULI RVDPPPGHCGZ40J4VQ731669147380539 Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/17/2025

Borrower has stable job time — Borrower has 8.74 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.9% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	6191608423		Pennymac loan Services, LLC	Dolce	10/15/2025	$1,995,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1964	Credit	Missing income documentation	Lender to provide business search verifying Texas Health Care, P.L.L.C is currently active, letter in file is dated 12/22/2021.	Regarding Texas Health Care, borrower owns less than 25%. Please see VOE attached. ; Asset WS	12/29/2025	Resolved as we have received evidence of ownership of the company from lender. ; Lender provided an asset worksheet; however, did not provide documentation to verify the Borrower’s business Texas Health Care is an active business. Condition retained.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	6191608423		Pennymac loan Services, LLC	Dolce	10/15/2025	$1,995,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non- subject property	Lender to provide evidence property located at 1420 Whispering Dell Court is not subject to an HOA fee.	No HOA LOE; HOA	12/12/2025	; Additional documentation received; exception resolved.; Lender provided HOA fees for subject property. Please provide HOA fees for Borrower’s primary residence with address of 1420 Whispering Dell Court. Condition retained.; Lender provided HOA fees for subject property. Please provide HOA fees for Borrower’s primary residence with address of 1420 Whispering Dell Court. Condition retained.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
93	6191608423		Pennymac loan Services, LLC	Dolce	10/15/2025	$1,995,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FVAL8506	Property	Missing Private Road Maintenance Agreement	The subject property is located on a private road, a road maintenance agreement is reported on the Title Commitment, provide a copy of the Private Road Maintenance Agreement.	Road Maintenance	12/05/2025	Lender provided Road Maintenance Agreement. Condition cleared.	12/09/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	6191608423		Pennymac loan Services, LLC	Dolce	10/15/2025	$1,995,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. The borrower’s 401k account is being used for reserves, balance reduced by outstanding loan amount, terms of allowable withdrawals was not found in the file, Lender to provide.	Per the attached Asset Worksheet, required funds including reserves is $1,139,962.40...verified liquid funds are $1,350,803.39. In this case the 401K is not being used so terms of withdrawal should not be required.	11/28/2025	Audit reviewed Lender’s response and has determined the 401k is not required for qualification; therefore, no additional documentation is required. Condition cleared.; Asset Record 1 Meets G/L Requirements; Asset Record 1 Does Not Meet G/L Requirements. The borrower’s 401k account is being used for reserves, balance reduced by outstanding loan amount, terms of allowable withdrawals was not found in the file, Lender to provide. ; Asset Record 1 Does Not Meet G/L Requirements. The borrower’s 401k account is being used for reserves, balance reduced by outstanding loan amount, terms of allowable withdrawals was not found in the file, Lender to provide.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	6191608423		Pennymac loan Services, LLC	Dolce	10/15/2025	$1,995,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
93	6191608423		Pennymac loan Services, LLC	Dolce	10/15/2025	$1,995,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance				Third party valuation product provided within tolerance.	11/04/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.51% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 10.8 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.51% is less than Guideline CLTV of 80%

																					D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
183	8213463801		Secure Financial Services, Inc. D/B/A Secure Mortgage Company, A Texas Corporation	Denton	09/26/2025	$1,264,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 40.73% exceeds AUS DTI of 36.85% DTI calculated is higher than DTI provided. Per the WVOE in file, total income is 21633.33.	Invalid	11/25/2025	Audited DTI of 29.81% is less than or equal to AUS DTI of 36.85% Lender provided WVOE supporting total income calculated by Lender. The WVOE reflects Borrower has base, Bonus and Other income. Audit re-calculated DTI of 29.81%, is within tolerance of the AUS approved DTI of 36.85%. Condition cleared.; Audited DTI of 29.81% is less than or equal to AUS DTI of 36.85% Lender provided WVOE supporting total income calculated by Lender. The WVOE reflects Borrower has base, Bonus and Other income. Audit re-calculated DTI of 29.81%, is within tolerance of the AUS approved DTI of 36.85%. Condition cleared.; Audited DTI of 29.81% is less than or equal to AUS DTI of 36.85% Lender provided WVOE supporting total income calculated by Lender. The WVOE reflects Borrower has base, Bonus and Other income. Audit re-calculated DTI of 29.81%, is within tolerance of the AUS approved DTI of 36.85%. Condition cleared.; Audited DTI of 40.73% exceeds AUS DTI of 36.85% DTI calculated is higher than DTI provided. Per the WVOE in file, total income is 21633.33.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	8213463801		Secure Financial Services, Inc. D/B/A Secure Mortgage Company, A Texas Corporation	Denton	09/26/2025	$1,264,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — See page 413 of the original submission bookmarks	11/17/2025	Third party valuation product provided within tolerance.; BAML approves usage of PNMC GL waterfall.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	8213463801		Secure Financial Services, Inc. D/B/A Secure Mortgage Company, A Texas Corporation	Denton	09/26/2025	$1,264,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	HMDA	11/17/2025

Resolved as we have received the ULI from the lender. ; Resolved as we have received the ULI from the lender. ; Material Finding; The following HMDA Discrepancy(s) have been noted: ; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI number is missing. Lender may clear finding by providing documentation to support their value.

; Resolved as we have received the ULI from the lender. ; Material Finding; The following HMDA Discrepancy(s) have been noted: ; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI number is missing. Lender may clear finding by providing documentation to support their value.

; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI number is missing. Lender may clear finding by providing documentation to support their value.

																			11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
183	8213463801		Secure Financial Services, Inc. D/B/A Secure Mortgage Company, A Texas Corporation	Denton	09/26/2025	$1,264,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	8213463801		Secure Financial Services, Inc. D/B/A Secure Mortgage Company, A Texas Corporation	Denton	09/26/2025	$1,264,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($672000) is insufficient, not meeting the required coverage amount of ($1011200).	RCE	11/17/2025	Cleared as we have received the RCE.; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
183	8213463801		Secure Financial Services, Inc. D/B/A Secure Mortgage Company, A Texas Corporation	Denton	09/26/2025	$1,264,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation. The appraisal acknowledgment disclosure does not specify if the borrower waived the timing requirements or if the appraisal was received the minimum 3 days prior to consummation.	Appraisal Delivery	11/18/2025	Cleared as we have received evidence of the appraisal delivery. ; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation. The appraisal acknowledgment disclosure does not specify if the borrower waived the timing requirements or if the appraisal was received the minimum 3 days prior to consummation.	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 11.42 years on job.

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	6191571666		PennyMac Loan Services, LLC	Pezeshkian	09/24/2025	$1,348,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 48.63% exceeds Guideline DTI of 45% DTI calculated matches the 1008 but does not match the AUS. DTI is higher than guidelines.			; AUS shows approved DTI of 49%, calculated DTI 48.63%. Condition cleared.	01/28/2026	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	6191571666		PennyMac Loan Services, LLC	Pezeshkian	09/24/2025	$1,348,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — CU Score 1, LCA 2.5 per the UCDP’s already provided	11/17/2025	BAML approved PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.	01/21/2026	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	6191571666		PennyMac Loan Services, LLC	Pezeshkian	09/24/2025	$1,348,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($7,670.12) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,737.52). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $5,067.40; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender credit tolerance violation in the amount of $5,067.40 is due to decrease from $12,737.52 to $7,670.10 from CD 09/17/2025 to FCD 09/24/2025. A COC is required to determine if this is a valid change.	COC’s, CD	11/18/2025	Condition resolved as we have received the valid COC for the credit decrease. ; Condition resolved as we have received the valid COC for the credit decrease.	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
66	6191571666		PennyMac Loan Services, LLC	Pezeshkian	09/24/2025	$1,348,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We disagree with audit’s total loan costs. PCCD reflects Total Loan Costs 16442.82	11/18/2025	Resolved as we have received final total loan costs from lender. ; Resolved as we have received final total loan costs from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 16675.32 vs Lender Total Loan Costs 16442.82. Lender can clear finding by agreeing with audit value or providing documentation to support their value. ; Resolved as we have received final total loan costs from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 16675.32 vs Lender Total Loan Costs 16442.82. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	6191571666		PennyMac Loan Services, LLC	Pezeshkian	09/24/2025	$1,348,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66	6191571666		PennyMac Loan Services, LLC	Pezeshkian	09/24/2025	$1,348,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($866700) is insufficient, not meeting the required coverage amount of ($1078400).	RCE	11/18/2025	Resolved as we have received the RCE from lender. ; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	11/20/2025	Borrower has stable job time — Borrower has 3.21 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
59	6191545310		PennyMac Loan Services, LLC	Applebaum	09/29/2025	$1,556,250.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/28/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $120.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $120.00 is due to increase from $1025.00 to $1145.00 for the Appraisal Fee on LE 9/8/25. COC dated 09/08/2025 references the update the appraisal fee but does not provide a valid reason. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $120.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	cure	12/16/2025	Cured post close, this will remain a non material B grade, received lenders cure package for fee tolerance fail. ; Cured post close, this will remain a non material B grade, received lenders cure package for fee tolerance fail.	01/21/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 18.6 years on job.	C	B	C	B	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
59	6191545310		PennyMac Loan Services, LLC	Applebaum	09/29/2025	$1,556,250.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/18/2025	Rescinded	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	Resolved as cure was made within 60 days of discovery. This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.			Rescinded as cure is valid within 60 days of discovery.	12/18/2025		C	B	A	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
59	6191545310		PennyMac Loan Services, LLC	Applebaum	09/29/2025	$1,556,250.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/18/2025	Rescinded	finding- 3622	Compliance	TRID Post- Consummation Reason for Redisclosure Validation Test	This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests. This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.			Rescinded as post close cure is valid.	12/18/2025		C	B	A	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
59	6191545310		PennyMac Loan Services, LLC	Applebaum	09/29/2025	$1,556,250.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/07/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			BAML approved PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 18.6 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
59	6191545310		PennyMac Loan Services, LLC	Applebaum	09/29/2025	$1,556,250.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/07/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	11/14/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 18.6 years on job.	C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
90	6191605619		PennyMac Loan Services, LLC.	Hollwood	10/09/2025	$1,640,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($21,418.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($22,140.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Lender credits incorrectly disclosed lender credit for fees over the legal limit however no fees exceeded any threshold. 10/7 change in DTI which caused a decrease in lender credits. The original 9/29 lock as been provided with the update in pricing due to the change in DTI; No fees exceeded any threshold so I do not know why $2,640 was listed as fees over the legal limit. Total credit should have been $21,418 with reduction of $722 due to the increase in DTI; Lender Credits	11/26/2025	Lender provided valid COC for decrease in Lender credits which as due to pricing change. The Lender also provided final settlement statement verifying the final figures and Lender credit reflected on the PCCD dated 10/10/2025. Condition cleared.; Lender provided valid COC for decrease in Lender credits which as due to pricing change. The Lender also provided final settlement statement verifying the final figures and Lender credit reflected on the PCCD dated 10/10/2025. Condition cleared.; Lender provided valid COC for decrease in Lender credits which as due to pricing change. The Lender also provided final settlement statement verifying the final figures and Lender credit reflected on the PCCD dated 10/10/2025. Condition cleared.; Audit reviewed Lender’s response and has determined the credit for increase in Closing Costs above legal limit is for the Lender Credit’s reflected on the final CD of $18,778.00 vs what should have been $21,418.00. Audit is unable to determine if the $2,640.00 was refunded to the Borrower. The final settlement statement is not in the loan file to verify correct fees. In addition, the COC form provided by Lender is dated post-closing. Settlement fees cannot decrease post-closing. Please provide final settlement statement verifying final fees and Lender credits to the Borrower. Condition retained.; TILA 130b Cure Required. Refund in the amount of $722.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $722.00 is due to decrease in Lender Credit from $22,140.00 on LE issued 10/02/25 to $18,778.00 on the final CD issued 10/09/2025 without a valid COC. PCCD in file date 10/10/2025 included a cure of $2,640 which has been applied to the total tolerance violation leaving a remaining cure due of $722.00 or a COC.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90	6191605619		PennyMac Loan Services, LLC.	Hollwood	10/09/2025	$1,640,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — See page 607 of the Original submission bookmarks ; HVE	11/17/2025	BAML approves PNMC TPV GL waterfall — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90	6191605619		PennyMac Loan Services, LLC.	Hollwood	10/09/2025	$1,640,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
90	6191605619		PennyMac Loan Services, LLC.	Hollwood	10/09/2025	$1,640,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree	11/13/2025

Lender agreed with audit values. Condition cleared.

; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 22709.7 vs Lender Total Loan Costs 22634.7. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 3.83 years on job.	C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64	6191570915		PennyMac Loan Services, LLC	Klaassen	10/09/2025	$1,740,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM1221	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The borrower signed as Meena Klassen, however the mortgage is vested as Meena Sharma Klassen, Trustee of the Djan Living Trust dated July 24, 2020. Therefore, the borrower should have also signed as a trustee for the trust.	Re-Executed SI; Recorded SI	01/13/2026	Lender provided the Deed of Trust reflecting Borrower signing as a Trustee of the Living Trust. Condition Cleared. ; The Deed of Trust is Present and Complete; Lender provided the Deed of Trust; however, it does not reflect Borrower signing as a Trustee of the Living Trust. Condition retained.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
64	6191570915		PennyMac Loan Services, LLC	Klaassen	10/09/2025	$1,740,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM1208	Credit	The Note is Incomplete	The Note is Incomplete The subject property is owned by Meena Sharma Klaassen, Trustee of the Djan Living Trust dated July 24,2020. However, the note was executed only by Meena Sharma Klassen, individually, and not as trustee for the Djan Living Trust.	Note	12/02/2025	Lender provided Note reflecting Borrower signed as a Trustee. Condition cleared.; The Note is Present	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64	6191570915		PennyMac Loan Services, LLC	Klaassen	10/09/2025	$1,740,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non- subject property	Missing verification of $280 HOA dues (or other fee type) for REO property at 1659 Duncannon Avenue used in qualification by the lender. The Final 1003 / AUS indicates a $280 taxes/insurance/association dues fee of $280 that is unverified by documentation obtained for this REO property.	The $280 fee was added in error. Please see revised 1008, 1003 and AUS	11/21/2025	Lender provided updated 1003, 1008 and AUS removing the additional $280.00 on property 1659 Duncannon Avenue. Audit confirmed taxes and insurance on property match updated documentation. The schedule E supports property does not have HOA fees. Condition cleared.	11/24/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
64	6191570915		PennyMac Loan Services, LLC	Klaassen	10/09/2025	$1,740,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 19.74 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69	6191573478		PennyMac Loan Services, LLC	Kea	10/15/2025	$920,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 51.89% exceeds AUS DTI of 48.65% Per the credit report, the liabilities are 1126.00 which is more than the AUS on page 17, 629.00.	Supporting docs	12/10/2025	Lender provided documentation verifying account paid off and paid down prior to closing supporting the debt obligations Lender used to calculate the DTI. Audit re-calculated DTI of 48.92% is within tolerance of the AUS approved DTI of 48.65%. Condition cleared.; Audited DTI of 48.92% is less than or equal to AUS DTI of 48.65% Lender provided documentation verifying account paid off and paid down prior to closing supporting the debt obligations Lender used to calculate the DTI. Audit re-calculated DTI of 48.92% is within tolerance of the AUS approved DTI of 48.65%. Condition cleared.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 734 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.62 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69	6191573478		PennyMac Loan Services, LLC	Kea	10/15/2025	$920,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance		Invalid — CU score 2.2 — LCA 1	11/13/2025

Third party valuation product provided within tolerance.; BAML approves PNMC GL Waterfall for Valuation — condition cleared; Audit reviewed Lender’s response and has determined a CDA is a BAML overlay requirement. Please provide CDA to meet overlay requirements. Condition retained.

																			12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 734 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.62 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
69	6191573478		PennyMac Loan Services, LLC	Kea	10/15/2025	$920,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 734 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.62 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM8804	Credit	Missing Loan program disclosure	The Designation of Homestead and Affidavit of NonHomestead document that is to be recorded with the county was completed incorrectly; the Affiant’s Homestead Property (legal description or street address) was incorrectly filled in with the subject property address of 13805 Commodores Pointe (which is a second home), instead of the borrower’s primary residence at 17118 Chapel Park Way.	Homestead Affidavit	12/18/2025	Lender provided corrected Affidavit of Occupancy. Condition cleared.; Material	12/22/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))

The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least 3 days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.

																Appraisal Delivery	11/19/2025	Cleared as we have received appraisal delivery. ; Evidence of appraisal delivery provided.; Material	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure

Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 09/04/2025 or provide confirmation the lender has no affiliates.

																Affiliated Business Disclosure -	11/19/2025	Required Affiliated Business Disclosure Documentation Provided; Cleared as we have received the missing document. ; Material	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE0387	Credit	Borrower 2 Photo Identification not provided	Borrower 2 Photo Identification not provided. Missing verification of B2 identity via photo identification or Patriot Act Information Form completed based on the photo identification provided by the borrower.	photo identification	11/19/2025	Cleared as we have received the missing document. ; Photo Identification provided.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE0386	Credit	Borrower 1 Photo Identification not provided	Borrower 1 Photo Identification not provided. Missing verification of B1 identity via photo identification or Patriot Act Information Form completed based on the photo identification provided by the borrower.	photo identification	11/19/2025	Cleared as we have received the missing document. ; Photo Identification provided.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report PennyMac guidelines require a Fraud Report (e.g. DataVerify or FraudGuard), with any potential findings satisfactorily cleared prior to closing.			Cleared as we have received the missing document. ; Fraud Report received with no red flags. Condition Cleared.; Third Party Fraud Report is provided	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM3075	Credit	Missing US Patriot Act Disclosure or ID	Missing US Patriot Act Disclosure or ID. Missing Patriot Act Disclosure and Photo Identification for B1 and B2.	ID	11/18/2025	Cleared as we have received the missing document. ; US Patriot Act Disclosure or ID provided.; Material	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Cleared as we have received the ULI. ; HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
187	8213528554		Stone Mortgage Corporation	Saunders	10/01/2025	$1,050,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	11/19/2025	Resolved as we have received ULI from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 549300P6HM53I3562B04821352855418 vs Lender ULI RVDPPPGHCGZ40J4VQ731821352855418. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Resolved as we have received ULI from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 549300P6HM53I3562B04821352855418 vs Lender ULI RVDPPPGHCGZ40J4VQ731821352855418. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/20/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 48.28% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 48.28% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 20.04 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 796 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	8213568042		United American Mortgage Corporation, a Corporation	Bhatia	10/01/2025	$1,304,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing mortgage statement for borrower’s second home at 5452 Strong Stead Drrive to verify it includes escrows for taxes and insurance.	Statement	12/02/2025	Lender provided mortgage statement for property 5452 Strong Stead verifying escrows include both taxes and insurance. Condition cleared.; Borrower 1 Credit Report is not partially present.; Borrower 1 Credit Report is Partially Present. Missing mortgage statement for borrower’s second home at 5452 Strong Stead Drrive to verify it includes escrows for taxes and insurance.	12/04/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	8213568042		United American Mortgage Corporation, a Corporation	Bhatia	10/01/2025	$1,304,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal Delivery	12/03/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.

																			12/04/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	8213568042		United American Mortgage Corporation, a Corporation	Bhatia	10/01/2025	$1,304,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — CU score 2.4, LCA 2 per the UCDP’s already provided	11/17/2025	BAML approves usage of PNMC GL waterfall. ; Third party valuation product provided within tolerance.	11/18/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	8213568042		United American Mortgage Corporation, a Corporation	Bhatia	10/01/2025	$1,304,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	11/17/2025

Condition cleared as we have received the ULI. ; Condition cleared as we have received the ULI. ; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Lender may clear finding by providing documentation to support their value.

; Condition cleared as we have received the ULI. ; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Lender may clear finding by providing documentation to support their value.

																			11/18/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
190	8213568042		United American Mortgage Corporation, a Corporation	Bhatia	10/01/2025	$1,304,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

HMDA data received, additional discrepancy finding added.

; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

																			11/18/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
190	8213568042		United American Mortgage Corporation, a Corporation	Bhatia	10/01/2025	$1,304,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report			Fraud Report received with no red flags. Condition Cleared.; Third Party Fraud Report is provided	11/11/2025

Borrower has stable job time — Borrower has 23.56 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.63% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.63% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.09% is less than Guideline DTI of 50%

																					D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
67	6191572837		PennyMac Loan Services, LLC	Meza	10/11/2025	$1,220,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal delivery	12/08/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/09/2025

Borrower has stable job time — Borrower has 17.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 54.73% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 54.73% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
67	6191572837		PennyMac Loan Services, LLC	Meza	10/11/2025	$1,220,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	10/30/2025	Resolved	finding- 3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Provide evidence the ICD dated 10/07/2025 was received a minimum of 3 business days prior to consummation 10/11/2025.	Ryan received 10/7 = 4 business days prior to consummation Emily received 10/8 = 3 business days prior to consummation	11/17/2025	Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.; Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.; Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.; Lender provided verification of Borrower’s receipt of initial CD greater than 3 days prior to consummation. Condition cleared.	11/18/2025

Borrower has stable job time — Borrower has 17.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 54.73% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 54.73% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
67	6191572837		PennyMac Loan Services, LLC	Meza	10/11/2025	$1,220,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Borrower has stable job time — Borrower has 17.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 54.73% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 54.73% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96	6191610986		PennyMac Loan Services, LLC	Celtik	10/16/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE8611	Credit	Income/ Employment General	The borrower’s base income reported on 2024 and 2023 paystubs reflect a base salary that supports income used, 2025 paystub found in the file indicates the borrower’s base income significantly decreased and the majority of income received changed to a variable amount. A letter from the employer or additional information was not found in the file addressing the borrower’s pay structure change.	We provided 2023 and 2024 paystubs. Advise what page on the Submission package the 2025 paystub can be located.	11/25/2025	Audit reviewed Lender’s response and has determined the gross income on the 2025 YTD pay stub and the WVOE supports the income calculated by the Lender. Condition cleared.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96	6191610986		PennyMac Loan Services, LLC	Celtik	10/16/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — See page 752 of the Original Submission Bookmarks	11/17/2025	BAML approved PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.	11/18/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96	6191610986		PennyMac Loan Services, LLC	Celtik	10/16/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
96	6191610986		PennyMac Loan Services, LLC	Celtik	10/16/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI 549300226DHCWS6LXW03MTI2508716268 vs Lender value RVDPPPGHCGZ40J4VQ731619154106473

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																ULI	11/14/2025	Lender provided verification of valid ULI of RVDPPPGHCGZ40J4VQ731619161098621. Condition cleared.; Material Finding	11/17/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.13 years on job.	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	6191588062		PennyMac Loan Services, LLC	Peterson	10/16/2025	$1,125,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Rescinded	FCRE1187	Credit	Audited LTV Exceeds AUS LTV	Audited LTV of 64.77% exceeds AUS CLTV of 64.76%	Invalid — FHLMC LP has the correct loan amount and appraised value and is coming back with 64.76%	11/25/2025	Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.; Audited LTV of 64.77% is less than or equal to AUS CLTV of 64.77% Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	6191588062		PennyMac Loan Services, LLC	Peterson	10/16/2025	$1,125,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Rescinded	FCRE1189	Credit	Audited HCLTV Exceeds AUS HCLTV	Audited HCLTV of 64.77% exceeds AUS HCLTV of 64.76%	Invalid — FHLMC LP has the correct loan amount and appraised value and is coming back with 64.76%	11/25/2025	Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.; Audited HCLTV of 64.77% is less than or equal to AUS HCLTV of 64.77% Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	6191588062		PennyMac Loan Services, LLC	Peterson	10/16/2025	$1,125,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Rescinded	FCRE1188	Credit	Audited CLTV Exceeds AUS CLTV	Audited CLTV of 64.77% exceeds AUS CLTV of 64.76%	Invalid — FHLMC LP has the correct loan amount and appraised value and is coming back with 64.76%	11/25/2025	Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.; Audited CLTV of 64.77% is less than or equal to AUS CLTV of 64.77% Audit reviewed Lender’s response. The LTV / CLTV is within tolerance. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
78	6191588062		PennyMac Loan Services, LLC	Peterson	10/16/2025	$1,125,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			BAML approved PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.	12/02/2025

Borrower has stable job time — Borrower has 25.63 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.77% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.77% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
78	6191588062		PennyMac Loan Services, LLC	Peterson	10/16/2025	$1,125,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, no discrepancies noted, condition cleared. ; HMDA data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	11/14/2025

Borrower has stable job time — Borrower has 25.63 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.77% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.77% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 787 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
159	6691577267		Stone Bridge Mortgage Inc	Foran	10/10/2025	$1,266,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	10/31/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $30.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required: Refund in the amount of $30. Cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC; The Tolerance violation in the amount of $30 is due to increase in Appraisal Fee from $735 to $765 on CD 10/2/2025 with no corresponding COC.	cure	12/04/2025	Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.; Lender provided LOE, PCCD reflecting cure provided as a principal reduction and verification the principal reduction was applied. Cured post close, loan will be graded a B.	12/10/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	C	B	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
159	6691577267		Stone Bridge Mortgage Inc	Foran	10/10/2025	$1,266,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — LCA 2.5, CU score 1 per the UCDP’s already provided	11/17/2025	BAML approves usage of PNMC GL waterfall. ; Third party valuation product provided within tolerance.	11/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
159	6691577267		Stone Bridge Mortgage Inc	Foran	10/10/2025	$1,266,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/03/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA provided. Condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	11/17/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	C	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
159	6691577267		Stone Bridge Mortgage Inc	Foran	10/10/2025	$1,266,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s value for the following; NMLS — 276890 ULI — RVDPPPGHCGZ40J4VQ731669157726753 Total loan costs — $6125.7	11/14/2025

Lender agreed with audit values. Condition cleared.

; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Mortgage Loan Originator NMLS ID – 276890 vs Lender NMLS ID — MISSING. Audit Total Loan Costs 6125.7 vs Lender Total Loan Costs MISSING. Audit ULI RVDPPPGHCGZ40J4VQ731669157726753

VS. lenders missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			11/17/2025

Qualifying DTI below max allowed. — Calculated DTI of 23.83% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 5.03 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.34% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.34% is less than Guideline CLTV of 89.99%

																					C	B	B	A	C	A	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
174	7019828014		PennyMac Loan Services, LLC.	Soto	10/10/2025	$1,015,150.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Document Uploaded. Please see CU/LCA- meets guidelines	01/06/2026	Lender provided UCDP reflecting a CU score of 1.4; therefore, a CDA is not required. Condition cleared.; Third party valuation product provided within tolerance.	01/06/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 761 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.19% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 16.87 years on job.

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
174	7019828014		PennyMac Loan Services, LLC.	Soto	10/10/2025	$1,015,150.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with audit’s total loan costs -$5209.15	11/18/2025	Cleared as lender agrees with audit. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 5209.15 vs Lender Total Loan Costs 4935.45. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/20/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 761 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.19% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 16.87 years on job.

																					C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
174	7019828014		PennyMac Loan Services, LLC.	Soto	10/10/2025	$1,015,150.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/11/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.19% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 761 is greater than Guideline minimum FICO of 680

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.19% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 16.87 years on job.

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	8213420470		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Boutelle	10/08/2025	$1,002,300.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE1360	Credit	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Paystubs are not in file.	Borrower was on maternity leave during the loan transaction	12/09/2025	Lender provided email correspondence from short term insurance company and statement for bi-monthly payment for Borrower 2 for maternity leave reflecting Borrower 2 return to work date. The loan file contains email correspondence from Borrower’s employer verifying Borrower is an active employee received 100% of her current rate of pay. Documentation provided and in file meets AUS and FNMA requirements. Condition cleared.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2) Lender provided email correspondence from short term insurance company and statement for bi-monthly payment for Borrower 2 for maternity leave reflecting Borrower 2 return to work date. The loan file contains email correspondence from Borrower’s employer verifying Borrower is an active employee received 100% of her current rate of pay. Documentation provided and in file meets AUS and FNMA requirements. Condition cleared.	12/11/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	8213420470		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Boutelle	10/08/2025	$1,002,300.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	11/25/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	8213420470		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Boutelle	10/08/2025	$1,002,300.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We create ULI for this client RVDPPPGHCGZ40J4VQ731821342047096. Please review	11/24/2025	Lender provided snippet of Ecompass verifying valid ULI of RVDPPPGHCGZ40J4VQ731821342047096. Condition cleared.; Material Finding; HMDA discrepancy noted: Audit ULI number missing. Lender may clear finding by providing documentation to support their value.	11/25/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
181	8213420470		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Boutelle	10/08/2025	$1,002,300.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			BAML approved PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.	11/18/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.55% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.55% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
192	8213607548		Juniper Financial, LLC	Vidal	10/07/2025	$984,889.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/04/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The Privacy disclosure shows Juniper Financial has affiliates. Provide the affiliated business disclosure dated within 3 business days of application 09/11/2025	AfBD	11/24/2025

Lender provided attestation of no affiliates. Condition cleared.

; Required Affiliated Business Disclosure Documentation Provided; Material Finding; Required Affiliated Business Disclosure Missing The Privacy disclosure shows Juniper Financial has affiliates. Provide the affiliated business disclosure dated within 3 business days of application 09/11/2025

																			11/25/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
192	8213607548		Juniper Financial, LLC	Vidal	10/07/2025	$984,889.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/21/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
192	8213607548		Juniper Financial, LLC	Vidal	10/07/2025	$984,889.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	RVDPPPGHCGZ40J4VQ731821360754807 we provided you an attachment to our system — We create the ULI’s — please clear and stop rejecting for no valid reason; ULI	11/20/2025	Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731821360754807. Condition cleared.; Remains active as we have not received anything from lender. ; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).	11/21/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
192	8213607548		Juniper Financial, LLC	Vidal	10/07/2025	$984,889.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product provided Within Tolerance.			BAML approved PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product provided Within Tolerance.	11/18/2025

Borrower has stable job time — Borrower has 8.77 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.25% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56	6191520445		PennyMac Loan Services, LLC	Levito	10/17/2025	$860,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/06/2025	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing documentation verifying the EMD $107,500.00 (Source and seasoning).	Previously provided	11/24/2025	Lender provided escrow letter from attorney for receipt of EMD and provided investment statement verifying transfer, with and source and seasoning of EMD. Condition cleared.; Asset Qualification Meets Guideline Requirements	11/25/2025	Borrower has stable job time — Borrower has 4.08 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
56	6191520445		PennyMac Loan Services, LLC	Levito	10/17/2025	$860,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025	Borrower has stable job time — Borrower has 4.08 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 745 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
63	6191569738		PennyMac Loan Services, LLC	Brown	10/15/2025	$1,400,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2025	Rescinded	finding- 3719	Compliance	TILA Post- Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $1,720,824.23. The disclosed finance charge of $1,720,664.50 is not considered accurate because it is understated by more than $100.			Invalid as fee was cured by lender.	12/18/2025		C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
63	6191569738		PennyMac Loan Services, LLC	Brown	10/15/2025	$1,400,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	12/18/2025	Rescinded	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.			Rescinded as cure was made within 60 days of discovery.	12/18/2025		C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
63	6191569738		PennyMac Loan Services, LLC	Brown	10/15/2025	$1,400,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $120.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $100.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $100.00 is due to increase from $0.00 to $120.00 for the Appraisal Field Review Fee. A lender credit for cure in the amount of $20.00 was not sufficient to cure the entire violation leaving the amount of $100.00 to cure violation.	cure	12/16/2025	Condition cured post close as we have received evidence of lender cure. ; Condition cured post close as we have received evidence of lender cure.	12/18/2025

Qualifying DTI below max allowed. — Calculated DTI of 24.94% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
63	6191569738		PennyMac Loan Services, LLC	Brown	10/15/2025	$1,400,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Curative	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 24.94% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,952.67) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,547.62). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			Audit reviewed Lender’s response and has determined the loan amount increase and interest rate decrease does not require and additional 3 day waiting period on this loan. The APR decreased, a prepayment was not added and the loan product did not change on this loan; therefore, an additional 3 day waiting period is not required and the disclosure of the decrease in Lender credits due to the interest rate decrease is within tolerance. Condition cleared.; Lender provided a COC and re-disclosed CD dated 09/17/2025 reflecting rate re-lock at a lower rate which decreased the Lender credits. Audit re-ran compliance and has determined the Borrower did not receive the change at least 3 days prior to consummation. Condition retained.; 11/25/2025: Finding added due to initial CD provided. Please provide verification of rate lock date. The initial CD reflects Lender Credits of $5,547.62 and final CD reflects Lender Credits of $2,952.67. Please provide verification of rate lock date and valid COC for decrease in Lender credits from $5,547.62 on initial CD to $2,952.67 on final CD.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/06/2025	Resolved	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) The loan file is missing asset verification. Short the required 3 months reserves.	Asset Docs	11/20/2025	Lender provided Borrower’s Asset documentation. Condition cleared.; Audited Reserves of 8.37 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) Lender provided Borrower’s Asset documentation. Condition cleared.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing documentation to verify net rental income for 12485 Northwoods Blvd required by DU.	Schedule E; the finding for “Borrower 1 Credit Report is Partially Present” was cleared...can this be cleared as well?	12/15/2025	AUS is not incomplete; Additional documentation received; exception resolved.; Audit reviewed Lender’s response. Please provide schedule E or Lease agreement supporting rental income of $2,900.00 used for property 12485 Northwoods Blvd. Condition retained.	12/16/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/11/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/14/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with Audit values, NMLA 332323, Loan Type Conventional, Loan Purpose Refinancing	11/24/2025	Lender agreed with audit values. Condition cleared.; Remains active as we have not received anything from lender. ; Material Finding; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI). AND Audit Loan Type Conventional vs Lender Loan Type missing. AND Audit Loan Purpose Refinancing vs Lender Loan Purpose MISSING. AND Audit Mortgage Loan Originator NMLS ID – 332323 vs Lender NMLS ID — MISSING. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	finding- 3532	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation required to clear exception. Missing the Initial Closing Disclosure issued and acknowledged by the borrower at least 3 days prior to the loan consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	Initial CD ; Initial disclosures; Econsent and Initial LE	11/24/2025	Lender provided initial CD. Condition cleared.; Lender provided initial CD. Condition cleared.; Lender provided initial CD. Condition cleared.; Lender provided initial CD. Condition cleared.; Lender provided initial disclosures that included the initial Loan Estimate (LE). Please provide the initial Closing Disclosure (CD) to properly complete compliance testing. Condition retained.; Lender provided initial LE; however, it is not for the subject transaction and Lender did not provide initial CD for subject transction. Condition retained.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing VOE from the Work Number or Truework received by DU on 09/12/2025 for Borrower.	VOE’s; VOE	11/24/2025	Lender provided WVOE for both Borrower’s that was used by the AUS to validate both Borrowers employment and income. Condition cleared.; Income and Employment Meet Guidelines; Lender provided WVOE for Borrower 1 and Borrower 2; however, the Rep ID on the WVOE’s provided do not match the AUS in file. Please provide the WVOE from Truework for Borrower 2 and The Work Number for Borrower 1 that the DU used to validate the employment and income for each Borrower. Condition retained.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/07/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing documentation confirming Borrower’s investment property at 12485 Northwoods Blvd has no HOA.	Statement	11/20/2025	Lender provided HOA statement for 12485 Northwoods. Condition cleared.; Borrower 1 Credit Report is not partially present.	11/21/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing for the initial disclosures esigned 8/29/2025.	econsent; Econsent and Initial LE	11/20/2025

Lender provided verification of Borrower’s eConsent. Condition cleared.

; Evidence of eConsent is provided.; The eSigned consent disclosure is missing. The eSigned documents consent is missing.; Lender provided eConsent; however, it is not for the subject Borrower’s or the subject transaction. Condition retained.; Material Finding

																			11/21/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
176	7300001801		PennyMac Loan Services, LLC	Abelson	09/19/2025	$1,126,975.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/04/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence the borrowers received the appraisal report at least 3 business days prior to the loan consummation.	Appraisal tracking	11/20/2025

Evidence of appraisal delivery provided. Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided. Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.; Evidence of appraisal delivery provided. Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Material Finding

																			11/21/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.4% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.4% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 757 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 13.15 years on job.

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
175	7019871779		PennyMac Loan Services, LLC.	Stokwitz	10/17/2025	$1,553,531.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.			Third party valuation product provided within tolerance.; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.; BAML approves PNMC TPV GL waterfall — condition cleared; Third party valuation product provided within tolerance.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
175	7019871779		PennyMac Loan Services, LLC.	Stokwitz	10/17/2025	$1,553,531.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/18/2025	Rescinded	FPRO1246	Property	Second Appraisal is Expired	Secondary Value Appraisal is Expired	Please see appraisal dated 9.17.25	11/28/2025	Secondary Value Appraisal is Not Expired Or Secondary Valuation Does Not Exist Audit reviewed Lender’s response and has determined the updated appraisal is in file. Condition rescinded.	12/02/2025		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
175	7019871779		PennyMac Loan Services, LLC.	Stokwitz	10/17/2025	$1,553,531.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/11/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 4471.4 vs Lender Total Loan Costs 4221.4. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	We agree, Total Loan Costs is $4,471.4	11/24/2025	Lender agreed with audit — condition cleared; Lender agreed with audit — condition cleared; Material Finding; Lender agreed with audit — condition cleared; Material Finding	11/25/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
175	7019871779		PennyMac Loan Services, LLC.	Stokwitz	10/17/2025	$1,553,531.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/05/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	11/25/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
173	7019798715		PennyMac Loan Services, LLC	James	10/16/2025	$960,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit Total Loan Costs 3438.40 vs Lender Total Loan Costs 3188.40. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	Agree with audit’s value — Total Loan Costs 3438.40	12/09/2025	Lender agreed with audit value. Condition cleared.; Material; Material	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
173	7019798715		PennyMac Loan Services, LLC	James	10/16/2025	$960,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
173	7019798715		PennyMac Loan Services, LLC	James	10/16/2025	$960,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Provided Within Tolerance.	This was also provided in the original submission ; Invalid CU score 2.4, LCA1	11/26/2025	Third party valuation product provided within tolerance. Lender provided Freddie Mac UCDP report reflecting LCA score of 1. The FNMA risk score is 2.4. Condition cleared.; Audit reviewed Lender’s response and has determined the UCDP report is in file reflecting score of 2.4; however, the Loan Collateral Advisor (LCA) was not found in file. Please provide the LCA reflecting score less than 2.5 to meet guideline requirements. Condition retained.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
173	7019798715		PennyMac Loan Services, LLC	James	10/16/2025	$960,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide Third Party Fraud Report			Fraud Report received with no red flags. Condition Cleared.	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 680	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	8213456427		United American Mortgage Corporation, a Corporation	Valdez	10/14/2025	$1,785,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/14/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Please provide evidence that the borrower received the appraisal 3 business days prior to consummation, 10/14/2025.	Evidence	12/10/2025	Lender provided appraisal acknowledgement. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
182	8213456427		United American Mortgage Corporation, a Corporation	Valdez	10/14/2025	$1,785,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE4104	Credit	Missing explanation and supporting documentation for large deposit(s)	A copy of the wire document for wire into Citi account ending in x3600 on 7/22/25 for $91,931.13 was not found in the file. Lender to provide copy of wire verifying source of funds.	Per FNMA B3-4.2-02, source of large deposits is not required on refinances.	11/28/2025	Audit reviewed Lender’s response and has determined the Citi account ending in 3600 was not needed or used in qualification; therefore, additional documentation is not required. Condition cleared.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	8213456427		United American Mortgage Corporation, a Corporation	Valdez	10/14/2025	$1,785,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	A copy of the Modification Agreement lowering the monthly payment obligation the borrower receives for the sale of his business Safe Consulting — NPSC was not found in the file, Lender to provide.	Please see attached	11/28/2025	Lender provided LOE from Borrower, with Amortization Schedule and deposit statements verifying monthly deposits of $1,250.00 for sale of business National Protection and Safety Consulting. Condition cleared	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	8213456427		United American Mortgage Corporation, a Corporation	Valdez	10/14/2025	$1,785,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of 50.09% exceeds Guideline DTI of 50% Loan approved with DTI of 49.71$ and subject property taxes of $598.99 a month, the Tax Record Information Sheet provided by the Title Company indicates $4,173.94 Semi-Annual with a total of $8,347.88 / 12 months equals $695.65. Difference in PITIA is $96.66, audited income is $31.40 less than Lender income.	The borrower has several sources of income. Which source of income came in $31.40 less than our income?	11/28/2025	Audited DTI of 49.77% is less than or equal to Guideline DTI of 50% Audit reviewed Lender’s response and has determined the title and property detail report supports monthly taxes of $598.99. Audit re-calculated DTI is 49.77%, which is within tolerance of the AUS approved DTI of 49.71%. Condition cleared.; Audited DTI of 49.77% is less than or equal to Guideline DTI of 50% Audit reviewed Lender’s response and has determined the title and property detail report supports monthly taxes of $598.99. Audit re-calculated DTI is 49.77%, which is within tolerance of the AUS approved DTI of 49.71%. Condition cleared.; Audited DTI of 49.77% is less than or equal to Guideline DTI of 50% Audit reviewed Lender’s response and has determined the title and property detail report supports monthly taxes of $598.99. Audit re-calculated DTI is 49.77%, which is within tolerance of the AUS approved DTI of 49.71%. Condition cleared.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
182	8213456427		United American Mortgage Corporation, a Corporation	Valdez	10/14/2025	$1,785,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 63.15% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.16 years on job.

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
188	8213565513		Highlands Residential Mortgage, LTD, a Limited Partnership	Odeen	10/16/2025	$1,427,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	12/10/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of RVDPPPGHCGZ40J4VQ731821356551312. Condition cleared.; Material; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 549300KHXD7JSQUZIJ22705830335848 vs Lender ULI RVDPPPGHCGZ40J4VQ731821356551312. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
188	8213565513		Highlands Residential Mortgage, LTD, a Limited Partnership	Odeen	10/16/2025	$1,427,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
188	8213565513		Highlands Residential Mortgage, LTD, a Limited Partnership	Odeen	10/16/2025	$1,427,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2025	Resolved	FCRE1294	Credit	Income 3 Months Income Verified is Missing	Income 3 Months Income Verified is Missing Award letter not in file.	Award Letters	11/28/2025	Lender provided SSA Award letters for both Borrowers. Condition cleared.; Income 3 Months Income Verified is Present Or Not Applicable	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
188	8213565513		Highlands Residential Mortgage, LTD, a Limited Partnership	Odeen	10/16/2025	$1,427,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/17/2025	Resolved	FCRE1292	Credit	Income 1 Months Income Verified is Missing	Income 1 Months Income Verified is Missing Award letter not in file.	Award Letters	11/28/2025	Lender provided SSA Award letters for both Borrowers. Condition cleared.; Income 1 Months Income Verified is Present Or Not Applicable	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 58.85% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 58.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.98% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
177	8213151403		The Turnkey Foundation Inc dba Arbor Financial Group, A California Corporation	Jordan	10/10/2025	$1,669,424.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821315140363	12/12/2025	ULI provided — condition cleared; ULI provided — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; ULI provided — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.58% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.58% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 25.22 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

																					D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
177	8213151403		The Turnkey Foundation Inc dba Arbor Financial Group, A California Corporation	Jordan	10/10/2025	$1,669,424.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.58% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.58% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 25.22 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
177	8213151403		The Turnkey Foundation Inc dba Arbor Financial Group, A California Corporation	Jordan	10/10/2025	$1,669,424.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Interest rate on the AUS in file does not match the Note or 1008 in file.	AUS	12/10/2025	AUS is not incomplete Lender provided updated AUS reflecting interest rate that matches the Note. Condition cleared.; AUS is not incomplete Lender provided updated AUS reflecting interest rate that matches the Note. Condition cleared.; AUS is not incomplete Lender provided updated AUS reflecting interest rate that matches the Note. Condition cleared.	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.58% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.58% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 25.22 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.28% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 720

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
60	6191562038		PennyMac Loan Services, LLC	Leaven	10/17/2025	$1,296,000.00	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 814 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 28.73% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
178	8213181143		Highpoint Mortgage Inc	Siegel	10/14/2025	$1,999,200.00	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	11/19/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). There is no evidence of Appraisal delivery to the borrower at least 3 days prior to the consummation date of 10/14/25.	Appraisal Acknowledgement	12/05/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/09/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 20.8 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
178	8213181143		Highpoint Mortgage Inc	Siegel	10/14/2025	$1,999,200.00	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create the ULI	12/02/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of RVDPPPGHCGZ40J4VQ731821318114383. Condition cleared.; Material Finding; HMDA discrepancy noted: Audit ULI missing. Lender may clear finding by providing documentation to support their value.	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 20.8 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
178	8213181143		Highpoint Mortgage Inc	Siegel	10/14/2025	$1,999,200.00	NJ	QM: Safe Harbor APOR (APOR SH)	Curative	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	12/03/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 20.8 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
106	6191626763		PennyMac Loan Services, LLC	Hathaway	10/27/2025	$1,413,735.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 23.4 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74.72% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74.72% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186	8213527979		The Turnkey Foundation Inc dba Arbor Financial Group, A California Corporation	Martinie	10/16/2025	$980,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	12/30/2025	Condition resolved as we have received lenders ULI. ; Condition resolved as we have received lenders ULI. ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Condition resolved as we have received lenders ULI. ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).	01/02/2026

Borrower has stable job time — Borrower has 2.8 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 20.16% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
186	8213527979		The Turnkey Foundation Inc dba Arbor Financial Group, A California Corporation	Martinie	10/16/2025	$980,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Condition resolved as we have received lenders ULI. ; HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/02/2026

Borrower has stable job time — Borrower has 2.8 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 20.16% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
186	8213527979		The Turnkey Foundation Inc dba Arbor Financial Group, A California Corporation	Martinie	10/16/2025	$980,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/19/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower chose to waive the right to receive the appraisal at least 3 days prior to consummation, but it does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal.	Appraisal Delivery to Borrower	12/11/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material	12/15/2025

Borrower has stable job time — Borrower has 2.8 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 20.16% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	6691564393		West Capital Lending, Inc	Kaschub	10/16/2025	$1,788,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $1770000 is Less than Total Amount of Subject Lien $1788000 Final Title Policy not found in the loan file, Lender to provide policy with a minimum coverage of $1,788,000.	Final Title	01/12/2026	Title Coverage Amount of $1788000 is equal to or greater than Total Amount of Subject Lien $1788000; Title Coverage Amount of $1788000 is equal to or greater than Total Amount of Subject Lien $1788000; Material Finding	01/13/2026

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	6691564393		West Capital Lending, Inc	Kaschub	10/16/2025	$1,788,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI # RVDPPPGHCGZ40J4VQ731669156439369 We agree with audit’s value — total loan costs are $55,918.01 NMLS # 1714388	12/09/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of RVDPPPGHCGZ40J4VQ731669156439369 and agreed with audit values for total loan costs and NMLS. Condition cleared.; Material Finding; HMDA discrepancy noted: Missing Lender ULI number. Also, audit total loan costs are $55,918.01 and lenders is missing. Additionally, lenders NMLS is missing. Lender may clear finding by providing documentation to support their value.	12/11/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	6691564393		West Capital Lending, Inc	Kaschub	10/16/2025	$1,788,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	6691564393		West Capital Lending, Inc	Kaschub	10/16/2025	$1,788,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/19/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 09/17/2025 or provide confirmation the lender has no affiliates.	Affiliated Business; Affiliated Business	12/09/2025	Lender provided attestation of no affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	12/09/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
156	6691564393		West Capital Lending, Inc	Kaschub	10/16/2025	$1,788,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)

The following inquiries appear on the borrower’s Credit Report, a signed letter of explanation was not found in the file:

-09/08/25 XACTUS LLC MISC

-09/07/25 XACTUS-AVANTUS/ROCKET FINANCE

-09/07/25 ROCKET MORTG MISC

																LOE	12/08/2025	lender provided attestation that Lender obtained validation from Transunion that no new debt was obtained verifying Lender did their due diligence in reference to the credit inquiries. Condition cleared.	12/09/2025

Borrower has stable job time — Borrower has 5.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.74% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.74% is less than Guideline LTV of 89.99%

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62	6191568323		PennyMac Loan Services, LLC	Andrews	10/27/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Rescinded	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Re run DU with approved loan amount per NOTE of $1,300,000. DU approval shows $1,306,000.	Previously provided	12/02/2025	AUS is not incomplete Audit reviewed Lender’s response and has determined the AUS number 16 reflecting Loan amount of $1,300,000.00 is in the loan file. Condition rescinded.	12/04/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
62	6191568323		PennyMac Loan Services, LLC	Andrews	10/27/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Rescinded	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non- subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at 3301 McLeod St. Additional conditional may apply.	Property is not a PUD or Condo, Schedule E does not indicate HOA	12/02/2025	Audit reviewed Lender’s response and has determined the schedule E supports property 3301 Macleod does not have HOA fees. Condition rescinded.	12/04/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62	6191568323		PennyMac Loan Services, LLC	Andrews	10/27/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender didn’t provide income worksheet or address B1 “other income’ of $880.97/mo which is needed as ratios are at 49.84% with this income. Paystubs reflect multiple types of income some are not addressed as to what they are or if they will continue. Additional conditions may apply	ICW	12/02/2025	Income and Employment Meet Guidelines Lender provided income calculator. The income documentation supports income calculated by Lender. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator. The income documentation supports income calculated by Lender. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator. The income documentation supports income calculated by Lender. Condition cleared.	12/04/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.32 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.8% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
62	6191568323		PennyMac Loan Services, LLC	Andrews	10/27/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.8% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.32 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.8% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
189	8213567346		Lincoln Capital Advisors, LLC, a Georgia Limited Liability Company	Moroni	10/24/2025	$1,106,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/19/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least 3 days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	Tracking	12/16/2025	Resolved as we have received evidence of appraisal delivery. ; Evidence of appraisal delivery provided.; Material Finding	12/18/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.48% is less than Guideline LTV of 89.99% Calculated LTV of 68.48% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99% Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 6.46 years on job. Borrower has 6.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
189	8213567346		Lincoln Capital Advisors, LLC, a Georgia Limited Liability Company	Moroni	10/24/2025	$1,106,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	12/10/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of RVDPPPGHCGZ40J4VQ731821356734642. Condition cleared.; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 5493006M8QYUT4I7DY46100000265144 vs Lender ULI RVDPPPGHCGZ40J4VQ731821356734642. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Material Finding	12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.48% is less than Guideline LTV of 89.99% Calculated LTV of 68.48% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99% Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 6.46 years on job. Borrower has 6.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
189	8213567346		Lincoln Capital Advisors, LLC, a Georgia Limited Liability Company	Moroni	10/24/2025	$1,106,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.

HMDA discrepancy noted: Audit ULI 5493006M8QYUT4I7DY46100000265144 vs Lender value RVDPPPGHCGZ40J4VQ731821356734642

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.

																			12/11/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.48% is less than Guideline LTV of 89.99% Calculated LTV of 68.48% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99% Calculated CLTV of 68.48% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 6.46 years on job. Borrower has 6.46 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700 Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
105	6191626641		PennyMac Loan Services, LLC	Busch II	10/27/2025	$922,234.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation Required, missing proof borrower received appraisal 3 days prior to closing	Appraisal delivery	12/03/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/04/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 30.3% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.87% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 3.66 years on job.

																					C	A	B	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
105	6191626641		PennyMac Loan Services, LLC	Busch II	10/27/2025	$922,234.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing CDA	Invalid — LCA 2, CU 2.3	12/02/2025	Lender provided FNMA UCDP reflecting risk score of 2.3 and provided Freddie Mac UCDP reflecting risk score of 2. Condition cleared.; Third party valuation product provided within tolerance.	12/03/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 30.3% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.87% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 3.66 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
105	6191626641		PennyMac Loan Services, LLC	Busch II	10/27/2025	$922,234.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 30.3% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.87% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 3.66 years on job.

																					C	A	C	A	C	A	C	A	B	A	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	C	C	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
107	6191629463		PennyMac Loan Services, LLC	Staats Jr.	11/01/2025	$928,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 28.25% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.46 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
94	6191608827		PennyMac Loan Services, LLC	Bjerke Mickelson	10/24/2025	$1,224,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 16.16 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 78.97% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.49% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 78.97% is less than Guideline LTV of 89.99%

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84	6191596505		PennyMac Loan Services, LLC	Reynolds	10/23/2025	$1,000,000.00	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 10.07 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.85% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.32% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.85% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
110	6191631795		PennyMac Loan Services, LLC	Andrews	10/29/2025	$924,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Evidence	12/30/2025	Resolved as we have received evidence of the appraisal delivery. ; Evidence of appraisal delivery provided.; Material	01/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.96% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.96% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
110	6191631795		PennyMac Loan Services, LLC	Andrews	10/29/2025	$924,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. missing proof of e-consent	Application date 10/12 Initial documents sent 10/13 Consent provided on 10/21	12/12/2025	Evidence of eConsent is provided. The eSigned documents consent is missing.; Additional documentation received; exception resolved.; Material	01/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.96% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.96% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
110	6191631795		PennyMac Loan Services, LLC	Andrews	10/29/2025	$924,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.96% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.96% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
193	8213645638		Optimum First Inc., a California Corporation	Miller	10/16/2025	$1,263,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/20/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, Williston Financial Group has affiliates. Please Provide the Affiliated Business disclosure that was provided to the consumer within 3 business days of application 09/16/2025 that confirms the lender has affiliates.	Affiliated Business	12/10/2025	Lender provided attestation of no affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
193	8213645638		Optimum First Inc., a California Corporation	Miller	10/16/2025	$1,263,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/20/2025	Resolved	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. Cure — Provide a signed copy of the Intent to proceed dated within 10 business day from Initial LE dated 09/18/2025.	Intent to Proceed	12/10/2025	Lender provided verification of Borrower’s Intent to Proceed. Condition cleared.; Proof of Intent to Proceed has been provided.; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
193	8213645638		Optimum First Inc., a California Corporation	Miller	10/16/2025	$1,263,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/20/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Cure- provide Homeownership counseling organizations disclosure dated within 3 days of initial application 09/16/2025.	Homeownership Counseling Disclosure	12/10/2025	Lender provided acknowledgment of Homeownership Counseling disclosure. Condition cleared.; Homeownership Counseling Disclosure Is Present or Not Applicable; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
193	8213645638		Optimum First Inc., a California Corporation	Miller	10/16/2025	$1,263,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI 549300CSPE70WIF4Z922250900075694 vs Lender value RVDPPPGHCGZ40J4VQ731821364563803

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																ULI	12/10/2025	Lender provided snippet of Lender’s Work Dash Board verifying valid ULI of RVDPPPGHCGZ40J4VQ731821364563803. Condition cleared.; Material Finding	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
193	8213645638		Optimum First Inc., a California Corporation	Miller	10/16/2025	$1,263,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Curative	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025

Borrower has stable job time — Borrower has 11.05 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 795 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.67% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.47% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.47% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
91	6191607777		PennyMac Loan Services, LLC	Carcamo	10/23/2025	$1,560,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 28.87% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.16 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
162	6691592172		Loan Titan Inc	Shay	10/17/2025	$3,375,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $300.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $300.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $300.00 is due to increase from $2,200.00 to $2,500.00 for the Appraisal Fee.	cure	12/29/2025	Condition cured post close and will remain a non material B grade. Received lenders cure package for the appraisal increase fee tolerance.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. — Calculated DTI of 22.4% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 9.29 years on job.

																					C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
162	6691592172		Loan Titan Inc	Shay	10/17/2025	$3,375,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, Loan Titan Inc. has affiliates. Please Provide the Affiliated Business disclosure that was provided to the consumer within 3 business days of application 09/22/2025 that confirms the lender has affiliates.	Affiliated Business response	12/09/2025	Lender provided attestation of no affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 740

Qualifying DTI below max allowed. — Calculated DTI of 22.4% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 9.29 years on job.

																					C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
80	6191590618		Pennymac Loan Services, LLC	Davies	10/22/2025	$1,365,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing	VOE	12/02/2025	Lender provided Verification of Business dated within 10 business days of the Note date. Condition cleared.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	12/04/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.88% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 748 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.88% is less than Guideline LTV of 80%

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
80	6191590618		Pennymac Loan Services, LLC	Davies	10/22/2025	$1,365,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.88% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 748 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.88% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
85	6191599398		PennyMac Loan Services, LLC	Alvarez	10/27/2025	$940,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Rescinded	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $21803.03 are less than Guideline Required Reserves of $22449.6. Guidelines require 3 months reserves and we only have 2.91 months verified.

Per the attached Asset Worksheet, verified funds $243,110.47 minus funds required to close $279,099.44 = $34,011.03 reserves. Required reserves $29,552.34.

subject: 8630 SW 47th $7483.20 x 3 mos = $22,449.60

REO: 1658 Bay Road UPB $355,137 x 2% = $7102.74

Subject reserves $22449.60 + REO reserves $7102.74 = total required reserves $29,552.34

FNMA B3-4.1-01 2% of the aggregate UPB if the borrower has one to four financed properties

																	12/09/2025	Audit reviewed Lender’s response and has determined assets are sufficient for cash to close and reserves. Condition rescinded.; Audited Reserves of $34361.03 are equal to or greater than AUS Required Reserves of $22449.6.	12/11/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
85	6191599398		PennyMac Loan Services, LLC	Alvarez	10/27/2025	$940,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Curative	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/02/2025	Borrower has stable job time — Borrower has 3.18 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97	6191611395		Pennymac Loan Services, LLC	Lloyd- Lovett	10/27/2025	$1,530,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/21/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 10-30-2025 is after the Disbursement Date of 10-28-2025. Per Hazard Policy	HOI	12/09/2025	Lender provided hazard insurance declarations reflecting effective date of 10/27/2025. Condition cleared.; Hazard Insurance Effective Date of 10-27-2025 is prior to or equal to the Disbursement Date of 10-28-2025 Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declarations reflecting effective date of 10/27/2025. Condition cleared.	12/11/2025	Borrower has stable job time — Borrower has 4.91 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
97	6191611395		Pennymac Loan Services, LLC	Lloyd- Lovett	10/27/2025	$1,530,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025	Borrower has stable job time — Borrower has 4.91 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
65	6191571387		PennyMac Loan Services, LLC.	Nelson	10/27/2025	$1,105,600.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
65	6191571387		PennyMac Loan Services, LLC.	Nelson	10/27/2025	$1,105,600.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	The application date is 09/11/2025. The initial LE in file is dated 10/08/2025. It appears the initial LE is missing from the file. Upon receipt, compliance testing will be completed. This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application.	Initial LE — pages 18-20 SPL page 27 Homeownership Counseling Organizations pages 29-31	12/10/2025	Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
65	6191571387		PennyMac Loan Services, LLC.	Nelson	10/27/2025	$1,105,600.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. Cure- Provide a copy of the Initial LE dated with 3 days of the initial application 09/11/2025. This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,075.75) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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65	6191571387		PennyMac Loan Services, LLC.	Nelson	10/27/2025	$1,105,600.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. Cure- Provide a copy of the Initial LE dated with 3 days of the initial application 09/11/2025. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $24,557.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
65	6191571387		PennyMac Loan Services, LLC.	Nelson	10/27/2025	$1,105,600.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($17,380.03) does not exceed or equal the comparable sum of specific and non-specific lender credits ($20,608.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. Cure- Provide a copy of the Initial LE dated with 3 days of the initial application 09/11/2025.			Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined Lender credits are within tolerance. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
65	6191571387		PennyMac Loan Services, LLC.	Nelson	10/27/2025	$1,105,600.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	The application date is 09/11/2025, the Homeownership Counseling Organizations Disclosure is dated 10/08/2025, greater than 3 days from the application date. This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. The HOC counseling disclosure in file is dated 10/08/2025 and the application date is 09/11/2025. Please provide HOC counseling disclosure dated within 3 business days of application date.	Initial LE — pages 18-20 SPL page 27 Homeownership Counseling Organizations pages 29-31	12/10/2025	Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.	12/11/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
65	6191571387		PennyMac Loan Services, LLC.	Nelson	10/27/2025	$1,105,600.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product Provided Within Tolerance.	CDA	12/05/2025

CDA dated 10/20/2025 with value of $1,382,000.00 was provided and is within 10% tolerance of appraisal value of $1,382,000.00. Condition cleared.

; Third party valuation product provided within tolerance.

																			12/09/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 7.27 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 32.82% is less than Guideline DTI of 50%

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88	6191604945		PennyMac Loan Services, LLC	Li	10/21/2025	$960,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying DTI below max allowed. — Calculated DTI of 25.02% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88	6191604945		PennyMac Loan Services, LLC	Li	10/21/2025	$960,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Verify solar agreement doesn’t require a monthly payment and meets all FHLMC requirements as agreement in file is unclear. (Note: Lien is appearing on title)	Please see attached. Power Purchase Agreements do not require payments included in DTI.	12/05/2025	Lender provided the Solar Power Purchase Agreement verifying no monthly payment required. Condition cleared.; Borrower 1 Credit Report is not partially present.	12/09/2025

Qualifying DTI below max allowed. — Calculated DTI of 25.02% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
88	6191604945		PennyMac Loan Services, LLC	Li	10/21/2025	$960,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines

Income and Employment Do Not Meet Guidelines 1. Lender to provide WVOE from employer for B1 as it is unclear from paystubs a traditional salary and borrower on job less than 2 yrs. Lender worksheet showing how income was arrived at was not provided in file. Additional conditions may apply.

2. Lender to provide WVOE from employer for B2 as it is unclear from paystubs a traditional salary and borrower on job less than 2 yrs. Lender worksheet showing how income was arrived at was not provided in file. Additional conditions may apply.

																Please see attached WVOE (Peyton) and Income Worksheet (both).	12/08/2025	Income and Employment Meet Guidelines Lender provided income calculator for both Borrower. Income documentation supports Lender’s income calculation for both Borrowers. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator for both Borrower. Income documentation supports Lender’s income calculation for both Borrowers. Condition cleared.; Income and Employment Meet Guidelines Lender provided income calculator for both Borrower. Income documentation supports Lender’s income calculation for both Borrowers. Condition cleared.	12/09/2025

Qualifying DTI below max allowed. — Calculated DTI of 25.02% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 759 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
75	6191585146		PennyMac Loan Services, LLC.	Hennessee	10/22/2025	$1,551,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: Evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal letter	12/03/2025	Lender provided verification of Borrower’s receipt of appraisal. Condition cleared. ; Evidence of appraisal delivery provided.; Material Finding	12/04/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.31% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.31% is less than Guideline CLTV of 89.99%

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75	6191585146		PennyMac Loan Services, LLC.	Hennessee	10/22/2025	$1,551,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.31% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.57 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.31% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
111	6191632891		Pennymac Loan Services, LLC	Carter	10/30/2025	$832,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 21.14% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.59 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 756 is greater than Guideline minimum FICO of 700

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79	6191588215		PennyMac Loan Services, LLC	Ahmed	10/27/2025	$1,051,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Rescinded	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — SSR’s provided — CU score 2.2 LCA 2.5 — Not required	12/02/2025	Audit reviewed Lender’s response and has determined the UCDP is in the loan file and reflects risk score of 2.2. Condition rescinded.; Third party valuation product provided within tolerance.	12/03/2025		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
79	6191588215		PennyMac Loan Services, LLC	Ahmed	10/27/2025	$1,051,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	11/25/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 747 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 37.26% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 73.75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 73.75% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
160	6691584821		Answer Home Lending	Larson	10/15/2025	$988,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	“Lender calculations: ULI RVDPPPGHCGZ40J4VQ731669158482189 Total Loan Costs: $7540.70 — 11/18/25 CD NMLS 648536”	12/12/2025	Additional documentation received; exception resolved.; Material; HMDA discrepancy noted: Lender ULI is missing, ALSO, Lender Total Loan Costs missing. ALSO missing lenders NMLS. Lender may clear finding by providing documentation to support their value.	12/16/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
160	6691584821		Answer Home Lending	Larson	10/15/2025	$988,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/02/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
185	8213515177		Security National Bank of Omaha, a Corporation	Wells	10/09/2025	$2,000,000.00	NE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 5493007RCYAICJL91Z44001002948523 vs Lender ULI RVDPPPGHCGZ40J4VQ731821351517788. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	ULI is RVDPPPGHCGZ40J4VQ731821351517788	12/12/2025	ULI provided — Lender confirmed — condition cleared; ULI provided — Lender confirmed — condition cleared; ULI provided — Lender confirmed — condition cleared	12/15/2025

Borrower has stable job time — Borrower has 6.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.11% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
185	8213515177		Security National Bank of Omaha, a Corporation	Wells	10/09/2025	$2,000,000.00	NE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025

Borrower has stable job time — Borrower has 6.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.11% is less than Guideline DTI of 50%

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185	8213515177		Security National Bank of Omaha, a Corporation	Wells	10/09/2025	$2,000,000.00	NE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Document Required :Missing Proof of Appraisal Delivery at least 3 business days prior to the loan consummation.	Appraisal Delivery to Borrower	12/10/2025

Lender provided verification of Borrower’s receipt of appraisal. Condition cleared.

; Evidence of appraisal delivery provided.; Material; The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Document Required :Missing Proof of Appraisal Delivery at least 3 business days prior to the loan consummation.

																			12/11/2025

Borrower has stable job time — Borrower has 6.78 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.11% is less than Guideline DTI of 50%

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92	6191607835		PennyMac Loan Services, LLC	Newton	10/24/2025	$1,400,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60.87% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 11.57% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60.87% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 4.77 years on job.

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99	6191612676		PennyMac Loan Services, LLC	Schreyer	10/22/2025	$1,420,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.18% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
86	6191600871		PennyMac Loan Services, LLC	Zhong	10/21/2025	$1,500,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender to provide satisfactory explanation and identify type of income, provide lender worksheet showing and “other income” requirements to show how they arrived at $12,468.40/mo as stated in the file. Please refer to FNMA guidelines Section B3-3.1-09 other sources of income dated 10/8/2025 RSU income if this is applicable. Paystubs do not document as RSU income but as Google Stocks. Additional conditions may apply.	Income worksheet and RSU docs	12/05/2025	Lender provided 2023 and 2024 YTD pay stubs, stock statements and income calculator that included calculation of Google Stock income. The income documentation supports the income calculated by Lender. Condition cleared.; Income and Employment Meet Guidelines	12/09/2025

Borrower has stable job time — Borrower has 7.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 38.76% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 32.12% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 38.76% is less than Guideline LTV of 89.99%

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86	6191600871		PennyMac Loan Services, LLC	Zhong	10/21/2025	$1,500,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/02/2025

Borrower has stable job time — Borrower has 7.65 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 752 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 38.76% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 32.12% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 38.76% is less than Guideline LTV of 89.99%

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76	6191585167		PennyMac Loan Services, LLC	Badwal	10/27/2025	$951,340.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 29.79% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 43.52% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 43.52% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 10.65 years on job.

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83	6191595687		Pennymac Loan Services, LLC	Chamberlain	10/16/2025	$1,000,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 815 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.32% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 22.07 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
104	6191626438		PennyMac Loan Services, LLC	Jagessar Thompson	10/28/2025	$1,400,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — CU score 1.2, LCA 2.5	12/04/2025	Third party valuation product provided within tolerance. Lender provided FNMA UCDP reflecting risk score of 1.2 and Freddie UCDP reflecting risk score of 2.5; therefore, a CDA is not required. Condition cleared.; Third party valuation product provided within tolerance. Lender provided FNMA UCDP reflecting risk score of 1.2 and Freddie UCDP reflecting risk score of 2.5; therefore, a CDA is not required. Condition cleared.; Third party valuation product provided within tolerance. Lender provided FNMA UCDP reflecting risk score of 1.2 and Freddie UCDP reflecting risk score of 2.5; therefore, a CDA is not required. Condition cleared.	12/09/2025

Qualifying DTI below max allowed. — Calculated DTI of 33.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 740 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 10.69 years on job.

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104	6191626438		PennyMac Loan Services, LLC	Jagessar Thompson	10/28/2025	$1,400,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 33.54% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 740 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 10.69 years on job.

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95	6191609668		PennyMac Loan Services, LLC	Ahmed	10/24/2025	$3,480,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 806 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 25.75 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95	6191609668		PennyMac Loan Services, LLC	Ahmed	10/24/2025	$3,480,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $7.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of $7.00; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The zero tolerance violation in the amount of $7.00 is due to increase from $99.00 to $106.00 for the Credit Fee on the initial CD.	COC	12/10/2025	Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.; Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.; Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.; Lender provided valid COC for increase in credit repot fee, which was due to a correction to the credit report for Borrower’s DOB. Condition cleared.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 806 is greater than Guideline minimum FICO of 740 Borrower has stable job time — Borrower has 25.75 years on job.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
164	6691608201		Loan Remedy	Plaehn	10/20/2025	$1,731,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Lender Calculations: ULI RVDPPPGHCGZ40J4VQ731669160820180 Total Loan Costs: $4,663.70 NMLS: 1118518	12/10/2025	Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731669160820180 and agreed with Total Loan Costs of $4,663.70 and NMLS of 1118518. Condition cleared.; Material; HMDA discrepancy noted: Lender ULI is missing, ALSO, Lender Total Loans Costs missing. ALSO, missing lenders NMLS. Lender may clear finding by providing documentation to support their value.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
164	6691608201		Loan Remedy	Plaehn	10/20/2025	$1,731,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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164	6691608201		Loan Remedy	Plaehn	10/20/2025	$1,731,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application. Documentation Required- Loan estimate dated within within three business days of the application date of 09/30/2025.			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
164	6691608201		Loan Remedy	Plaehn	10/20/2025	$1,731,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $793.70.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Documentation Required- Provide initial loan estimate dated within three business days of application date of 09/30/2025. Also provide Written List of Service Providers dated within three business days of application date. If loan estimated dated 10/06/2025 is the earliest LE, cure required. TILA 130b Cure Required. Refund in the amount of $793.70; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $793.70 is due to the timing of initial LE in file dated 10/06/2025.	Initial LE, SPL, Counseling	12/10/2025	Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
164	6691608201		Loan Remedy	Plaehn	10/20/2025	$1,731,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,950.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Documentation Required- Provide initial loan estimate dated within three business days of application date of 09/30/2025. Also provide Written List of Service Providers dated within three business days of application date. If loan estimated dated 10/06/2025 is the earliest LE, cure required. TILA 130b Cure Required. Refund in the amount of $3,950; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The 10% tolerance violation in the amount of $3,950 is due to the timing of initial LE in file dated 10/06/2025. Also missing Written List of Service Providers dated within three business days of application date.			Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.; Lender provided initial LE. Audit re-ran compliance and has determined fees are within tolerance. Condition cleared.	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
164	6691608201		Loan Remedy	Plaehn	10/20/2025	$1,731,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation Required- Homeownership Counseling Organizations Disclosure dated within three business days of the application date of 09/30/2025.	Homeownership Counseling Organizations Disclosure, Loan Estimate, SPL	12/09/2025	Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Lender provided Homeownership Counseling disclosure dated within 3 days of the application date. Condition cleared.; Material Finding	12/11/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.93% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.37% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.37% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 4.98 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
82	6191595361		Pennymac Loan Services, LLC	Cotten	10/20/2025	$965,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	CDA; Secondary value product attached	12/30/2025	Third party desk review received and within value, condition cleared.; Third party valuation product provided within tolerance.; Lender provided the appraisal; however, did not provide a CDA supporting the appraisal value within 10% tolerance. Condition retained.	01/02/2026

Borrower has stable job time — Borrower has 6.89 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.75% is less than Guideline CLTV of 88.99%

Qualifying DTI below max allowed. — Calculated DTI of % is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.75% is less than Guideline LTV of 88.99%

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82	6191595361		Pennymac Loan Services, LLC	Cotten	10/20/2025	$965,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 6.89 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.75% is less than Guideline CLTV of 88.99%

Qualifying DTI below max allowed. — Calculated DTI of % is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.75% is less than Guideline LTV of 88.99%

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82	6191595361		Pennymac Loan Services, LLC	Cotten	10/20/2025	$965,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test

This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($9,056.15) does not exceed or equal the comparable sum of specific and non-specific lender credits ($10,043.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required

A refund in the amount of $986.85 is required. The cure package must include a Post-Closing Change Disclosure (PCCD), Letter of Explanation (LOE), Copy of Refund Check, and Proof of Delivery or a Valid Change of Circumstance (COC). A lender credit tolerance violation in the amount of $986.85 was identified due to a decrease in Lender Credits from $10,043.00 (revised LE dated 09/26/2025) to $9,056.15 (final disclosure).

Amount Exceeding Allowable Tolerance: $986.85

																COC	12/10/2025	Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.; Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.; Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.; Lender provided valid COC for decrease in Lender credits which was due to a pricing change caused by the appraisal value coming in low increasing DTI, and LTV / CLTV. Condition cleared.	12/11/2025

Borrower has stable job time — Borrower has 6.89 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.75% is less than Guideline CLTV of 88.99%

Qualifying DTI below max allowed. — Calculated DTI of % is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.75% is less than Guideline LTV of 88.99%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
112	6191633119		PennyMac Loan Services, LLC	Chason	11/04/2025	$1,060,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided The most recent DU Findings included in the loan file Submission Number 11 does not include all pages. Lender to provide a complete copy of the final DU Findings.	AUS	11/28/2025	AUS is not incomplete Lender provided all pages to the AUS #11. Condition cleared.; AUS is not incomplete Lender provided all pages to the AUS #11. Condition cleared.; AUS is not incomplete Lender provided all pages to the AUS #11. Condition cleared.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 4.76 years on job.

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112	6191633119		PennyMac Loan Services, LLC	Chason	11/04/2025	$1,060,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Qualifying DTI below max allowed. — Calculated DTI of 32.33% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 4.76 years on job.

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191	8213597375		Milend, Inc., a Corporation	Hood	10/15/2025	$1,162,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 9.71 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 18.59% is less than Guideline DTI of 50%

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163	6691603325		EquitySmart Home Loans, Inc	Denoly	10/21/2025	$1,186,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI RVDPPPGHCGZ40J4VQ731669160332561 vs Lender ULI Missing. AND Audit Total Loan Costs 3049.95 vs Lender Total Loan Costs Missing. AND Audit Loan Originator NMLS 2550859 vs Lender Loan Originator NMLS Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	We agree with Audit Value’s ULI RVDPPPGHCGZ40J4VQ731669160332561, Total Loan Costs 3049.95 and Loan Originator NMLS 2550859. Thank you	12/12/2025	Lender agreed with audit — condition cleared; Lender agreed with audit — condition cleared; Lender agreed with audit — condition cleared	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.77% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.77% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 18.82% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 3.31 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 742 is greater than Guideline minimum FICO of 700

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163	6691603325		EquitySmart Home Loans, Inc	Denoly	10/21/2025	$1,186,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.77% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.77% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 18.82% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 3.31 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 742 is greater than Guideline minimum FICO of 700

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81	6191591972		PennyMac Loan Services, LLC	Fried	11/03/2025	$1,040,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025	Borrower has stable job time — Borrower has 4.39 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
58	6191540566		PennyMac Loan Services, LLC	White	10/15/2025	$1,108,053.00	UT	QM: Safe Harbor APOR (APOR SH)	Curative	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Qualifying DTI below max allowed. — Calculated DTI of 26.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 46.17% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 46.17% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 22.81 years on job.

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73	6191582777		PennyMac Loan Services, LLC	Wagner	10/20/2025	$1,500,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025

Borrower has stable job time — Borrower has 6.48 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 34.73% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 809 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.79% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.79% is less than Guideline CLTV of 89.99%

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102	6191617266		PennyMac Loan Services, LLC	Chee	10/24/2025	$1,312,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	12/12/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.01 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
102	6191617266		PennyMac Loan Services, LLC	Chee	10/24/2025	$1,312,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements

Asset 5 Does Not Meet Guideline Requirements A copy of the gift check for $49,200 in the loan file, the check does not identify the donor. The following LP Findings condition was not met:

-Evidence of transfer of gift funds from the donor’s account to recipient’s account or from the donor’s account to the closing agent.

																Escrow receipt	12/05/2025

Lender provided Escrow Deposit Receipt from settlement agent verifying the gift funds of $49,200.00 from the gift donor was given directly to the settlement agent. Condition cleared.; Asset 5 Meets Guideline Requirements Or Not Applicable; Asset 5 Does Not Meet Guideline Requirements A copy of the gift check for $49,200 in the loan file, the check does not identify the donor. The following LP Findings condition was not met:

-Evidence of transfer of gift funds from the donor’s account to recipient’s account or from the donor’s account to the closing agent.

																			12/08/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.01 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
102	6191617266		PennyMac Loan Services, LLC	Chee	10/24/2025	$1,312,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1964	Credit	Missing income documentation	Freddie Mac requires the following for RSU income be included in the loan file and was not found: -Evidence the stock is publicly traded -Documentation of the 200-day simple moving average stock price	Please see attached	12/05/2025	Lender provided verification the RSU income comes from publicly traded stock. Condition cleared.	12/08/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 802 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.01 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
103	6191625998		Pennymac Loan Services, LLC	Shani	11/03/2025	$1,238,940.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Cured	finding-651	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,525,450.29. The disclosed finance charge of $1,519,802.24 is not considered accurate because it is understated by more than $100. TILA 130 required: A refund in the amount of $5648.05, cure package: PCCD with LOE, copy of refund and proof of delivery. The following fees included are: Admin $1095, Mtg Broker $9292.06, Tax Service $74, Flood Cert $5, Title Settlement $1986.30 and Prepaid Interest $5728.05.	Borrower was provided a refund of $5,728.05. LOE, PCCD, Refund check & delivery tracking label is provided; cure	12/29/2025	Condition cured post close and will remain a non material B grade. Received cure package form lender for finance charge. ; Condition cured post close and will remain a non material B grade. Received cure package form lender for finance charge. ; Lender provided LOE, PCCD copy of Disbursement check and financial statement reflecting cure provided as a principal reduction. The PCCD is not for the subject transaction. Please provide PCCD for the subject transaction. Condition retained.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 3.11 years on job.

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
103	6191625998		Pennymac Loan Services, LLC	Shani	11/03/2025	$1,238,940.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared; HMDA Data Tape Provided.	12/02/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 3.11 years on job.

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
184	8213500732		Southern Trust Mortgage, LLC	Davis	10/07/2025	$1,680,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821350073264. please r3eview attached	12/12/2025	Lender provided documentation for ULI — condition cleared; Lender provided documentation for ULI — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 549300FOXIQQV5UZD3675914338466 vs Lender ULI RVDPPPGHCGZ40J4VQ731821350073264. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided documentation for ULI — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 549300FOXIQQV5UZD3675914338466 vs Lender ULI RVDPPPGHCGZ40J4VQ731821350073264. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/15/2025	Borrower has stable job time — Borrower has 16.98 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
184	8213500732		Southern Trust Mortgage, LLC	Davis	10/07/2025	$1,680,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	12/15/2025	Borrower has stable job time — Borrower has 16.98 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
184	8213500732		Southern Trust Mortgage, LLC	Davis	10/07/2025	$1,680,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	AFBD	12/10/2025	Lender provided Affiliated Business disclosure. Condition cleared.; Required Affiliated Business Disclosure Documentation Provided; Material	12/11/2025	Borrower has stable job time — Borrower has 16.98 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
196	8213676726		Capital Partners Mortgage Services, a Limited Liability Company	Lusk	10/10/2025	$912,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821367672653	12/12/2025	Lender provided ULI documentation — condition cleared; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 894500Z5NTAJDQWN0T57612509915612 vs Lender ULI RVDPPPGHCGZ40J4VQ731821367672653. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 894500Z5NTAJDQWN0T57612509915612 vs Lender ULI RVDPPPGHCGZ40J4VQ731821367672653. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 894500Z5NTAJDQWN0T57612509915612 vs Lender ULI RVDPPPGHCGZ40J4VQ731821367672653. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender provided ULI documentation — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI 894500Z5NTAJDQWN0T57612509915612 vs Lender ULI RVDPPPGHCGZ40J4VQ731821367672653. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/15/2025

Borrower has stable job time — Borrower has 14.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 743 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 13.83% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
196	8213676726		Capital Partners Mortgage Services, a Limited Liability Company	Lusk	10/10/2025	$912,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/15/2025

Borrower has stable job time — Borrower has 14.33 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 743 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 13.83% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54	6191398820		PennyMac Loan Services, LLC	Pamula	07/03/2025	$928,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/02/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Total Loan Costs: $22,652.20 — 8/9 PCCD	12/10/2025

Lender agreed with audit values. Condition cleared.; Material; HMDA discrepancy noted: Audit total loan costs $23071.70 vs Lender value $22652.20

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
54	6191398820		PennyMac Loan Services, LLC	Pamula	07/03/2025	$928,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
54	6191398820		PennyMac Loan Services, LLC	Pamula	07/03/2025	$928,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Please provide evidence Borrower received Appraisal within required 3 days prior to consummation	Appraisal Delivery to Borrowers; Mailed	12/10/2025	Lender provided LOE for appraisal valuation delivery verifying the date appraisal was provided to the Borrower. Condition cleared.; Evidence of appraisal delivery provided.; Lender provided blanket LOE for appraisal; however, it is not date and does not have delivery information. Please provide documentation to verify the date the Borrower received the appraisal. Condition retained.; Material Finding	12/11/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
165	6691627925		NEXA Mortgage, LLC	Doty	10/27/2025	$840,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree with Audit value of ULI is RVDPPPGHCGZ40J4VQ731669162792578, NMLS 1509690, Total Loan Costs 7722.90	12/12/2025	Lender agrees with audit — condition cleared; Lender agrees with audit — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI RVDPPPGHCGZ40J4VQ731669162792578 vs Lender ULI Missing. Audit Total Loan Costs 7722.90 vs Lender Total Loan Costs Missing. AND Audit Loan Originator NMLS 1509690 vs Lender Loan Originator NMLS Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender agrees with audit — condition cleared; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI RVDPPPGHCGZ40J4VQ731669162792578 vs Lender ULI Missing. Audit Total Loan Costs 7722.90 vs Lender Total Loan Costs Missing. AND Audit Loan Originator NMLS 1509690 vs Lender Loan Originator NMLS Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	12/15/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 25.28 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.65% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
165	6691627925		NEXA Mortgage, LLC	Doty	10/27/2025	$840,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.	12/15/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 25.28 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.65% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
165	6691627925		NEXA Mortgage, LLC	Doty	10/27/2025	$840,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/26/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing a complete copy of AUS.	AUS; AUS	12/10/2025	Lender provided AUS with all pages. Condition cleared.; AUS is not incomplete Lender provided AUS with all pages. Condition cleared.; AUS Partially Provided Missing a complete copy of AUS.	12/11/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 25.28 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.65% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
117	6191651960		PennyMac Loan Services, LLC	Stahl	11/24/2025	$1,675,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $502.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $502.50; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $502.50 is due to increase from $0.00 to $502.50 for the Third Party Processing Fee without a valid COC. Although a COC was found on page 1094, the reason is not valid. Providing additional information and/or a valid reason for the change may cure the violation.	cures	01/12/2026	Lender provided the PCCD, LOE, Refund Check and evidence of delivery. Loan will be graded a B. ; Lender provided the PCCD, LOE, Refund Check and evidence of delivery. Loan will be graded a B.	01/13/2026	Borrower has stable job time — Borrower has 9.16 years on job. Qualifying DTI below max allowed. — Calculated DTI of 14.7% is less than Guideline DTI of 50%	C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
117	6191651960		PennyMac Loan Services, LLC	Stahl	11/24/2025	$1,675,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 9.16 years on job. Qualifying DTI below max allowed. — Calculated DTI of 14.7% is less than Guideline DTI of 50%	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
116	6191650488		PennyMac Loan Services, LLC	Garzon	11/18/2025	$1,076,700.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 769 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 22.53% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 4.47 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
134	6191681110		PennyMac Loan Services, LLC	Tahmasebi	11/24/2025	$1,216,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 790 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128	6191672981		PennyMac loan Servicing, LLC	Hansen	11/18/2025	$1,420,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	PCCD	01/08/2026

Lender provided the PCCD. Total loan costs $10.587.30. Condition cleared. ; Lender provided the PCCD. Total loan costs $10.587.30. Condition cleared. ; Material; HMDA discrepancy noted: Audit Total loan costs $10737.3 vs Lender $10587.3

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/12/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.86 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128	6191672981		PennyMac loan Servicing, LLC	Hansen	11/18/2025	$1,420,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE1159	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of 11-20-2025 is after the Disbursement Date of 11-19-2025.	Full policy; Effective 11/19	01/07/2026	Hazard Insurance Effective Date of 11-19-2025 is prior to or equal to the Disbursement Date of 11-19-2025 Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declaration page showing an effective date of 11/19/25. Condition cleared.; Hazard Insurance Effective Date of 11-19-2025 is prior to or equal to the Disbursement Date of 11-19-2025 Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declaration page showing an effective date of 11/19/25. Condition cleared.; Hazard Insurance Effective Date of 11-19-2025 is prior to or equal to the Disbursement Date of 11-19-2025 Or Hazard Insurance Effective Date Is Not Provided. Lender provided hazard insurance declaration page showing an effective date of 11/19/25. Condition cleared. ; Lender provided a snippet of an insurance policy; however, it is not the full page and does not reflect the subject property as the insured property. Please provide a full copy of the insurance policy reflecting the subject address as the insured with effective date of 11/19/2025. Condition retained.	01/08/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.86 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128	6191672981		PennyMac loan Servicing, LLC	Hansen	11/18/2025	$1,420,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 763 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 3.86 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100	6191615276		PennyMac Loan Services, LLC	Barazon	11/21/2025	$867,158.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 8.32 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
101	6191616957		PennyMac Loan Services, LLC	Calderone	11/25/2025	$1,320,800.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present. Missing title commitment to reflect all liens recorded that were used to purchase the subject property OR the AUS must be submitted as Refi Cash Out. The AUS in file reflects Limited cash out Refi. The final CD reflects a payoff to Patriot Home Loans in the amount of $1,007,970.30 and to Novelty Homes in the amount of $334,433. The title commitment in file reflects one lien dated 12/10/2024 in the amount of $991,500 with Patriot Homes.	The main issue is whether this is truly a rate/term refinance or if it’s a cash-out refinance. I went back to the underwriting team to help me understand because new construction transactions are a bit different than usual refinances. Please see attached.	01/16/2026	Upon further review, the transaction is considered a Rate/Term. The second lien (e.g., a HELOC or piggyback loan) was originally used to purchase the property. In that case, paying off both the first mortgage and the purchase money second is allowed under a Rate/Term (Limited Cash Out) Refinance. Condition cleared.; Title Document is fully Present.; Title Document is incomplete or only partially present. Missing title commitment to reflect all liens recorded that were used to purchase the subject property OR the AUS must be submitted as Refi Cash Out. The AUS in file reflects Limited cash out Refi. The final CD reflects a payoff to Patriot Home Loans in the amount of $1,007,970.30 and to Novelty Homes in the amount of $334,433. The title commitment in file reflects one lien dated 12/10/2024 in the amount of $991,500 with Patriot Homes.	01/20/2026	Borrower has stable job time — Borrower has 26.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
101	6191616957		PennyMac Loan Services, LLC	Calderone	11/25/2025	$1,320,800.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete

Borrower 1 Credit Report is Partially Present. •Missing VOM for other lien paid off on final CD $334,433 Novelty Homes.

•Missing documentation for Taxes, Insurance and/or HOA dues for 169 11th to support $1021.58 monthly.

•Missing documentation for Taxes, Insurance and/or HOA dues for 340 Lake Lane to support $558.19 monthly.

																Regarding Novelty Homes, please see attached explanation; Please see attached for 169 11th and 340 Lake. I’m still working on the Novelty Homes Mortgage.	12/29/2025

Condition resolved as we have received evidence of the mortgage paid off as construction loan. ; Borrower 1 Credit Report is not partially present.; Finding remains open as Missing VOM for other lien paid off on final CD $334,433 Novelty Homes. All other conditions for this finding have been satisfied. ; Borrower 1 Credit Report is Partially Present. •Missing VOM for other lien paid off on final CD $334,433 Novelty Homes.

•Missing documentation for Taxes, Insurance and/or HOA dues for 169 11th to support $1021.58 monthly.

•Missing documentation for Taxes, Insurance and/or HOA dues for 340 Lake Lane to support $558.19 monthly.

																			12/30/2025	Borrower has stable job time — Borrower has 26.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
101	6191616957		PennyMac Loan Services, LLC	Calderone	11/25/2025	$1,320,800.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 26.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
115	6191650229		PennyMac Loan Services, LLC	Collet	11/21/2025	$900,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.87 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
210	8213942591		High Place Mortgage, Inc, An Arizona Corporation	Place	11/14/2025	$1,348,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI 549300XMIOGTDKWBED4025043186 vs Lender value RVDPPPGHCGZ40J4VQ731821394259189

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																NonDel — we create the ULI — RVDPPPGHCGZ40J4VQ731821394259189	12/31/2025	Resolved as we have received lenders ULI number. ; Resolved as we have received lenders ULI number. ; Material; Resolved as we have received lenders ULI number. ; Material	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
210	8213942591		High Place Mortgage, Inc, An Arizona Corporation	Place	11/14/2025	$1,348,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/18/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
210	8213942591		High Place Mortgage, Inc, An Arizona Corporation	Place	11/14/2025	$1,348,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $211.15.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The loan failed charges that cannot increase test. TILA 130b Cure Required. Refund in the amount of $211.15; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $211.15 is due to increase from $0.00 to $211.15 for the Collateral Desktop Analysis. The addition to the Collateral Desktop Analysis Fee on the Initial CD dated 11/6/2025 was not accepted. The file did not contain any COC or explanation as to why the fee was added.	COC provided	12/30/2025	Condition resolved as we have received the missing COC for the CDA fee from lender. ; Condition resolved as we have received the missing COC for the CDA fee from lender.	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
210	8213942591		High Place Mortgage, Inc, An Arizona Corporation	Place	11/14/2025	$1,348,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure

Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 10/15/2025 or provide confirmation the lender has no affiliates.

																AFB	12/31/2025	Condition cleared lender has not affiliates. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/02/2026	Borrower has stable job time — Borrower has 5.88 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197	8213698365		Climate First Bank, a Florida Banking Corporation	El Baroudi	10/15/2025	$1,437,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create the ULI	12/31/2025

Resolved as we have received lenders ULI number. ; Material; HMDA discrepancy noted: Audit ULI 254900HL2VMAYA3J5494202500366225 vs Lender value RVDPPPGHCGZ40J4VQ731821369836529

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/02/2026

Borrower has stable job time — Borrower has 22.84 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 41.06% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 41.06% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 35.02% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
197	8213698365		Climate First Bank, a Florida Banking Corporation	El Baroudi	10/15/2025	$1,437,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure

Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 09/03/2025 or provide confirmation the lender has no affiliates.

																AfbD	12/31/2025	Resolved as we have received lenders attestation for no affiliates. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/02/2026

Borrower has stable job time — Borrower has 22.84 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 41.06% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 41.06% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 35.02% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
197	8213698365		Climate First Bank, a Florida Banking Corporation	El Baroudi	10/15/2025	$1,437,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy noted. ; HMDA Data Tape Provided.	12/21/2025

Borrower has stable job time — Borrower has 22.84 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 41.06% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 41.06% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 35.02% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123	6191663289		PennyMac Loan Services, LLC	Moore	11/19/2025	$912,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/21/2025	Borrower has stable job time — Borrower has 10.56 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
167	6691656410		Answer Home Lending	Nelson	11/14/2025	$932,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.	Please provide HMDA discrepancies. Thank you	01/12/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.; HMDA data received, additional discrepancy noted.

; HMDA Data Tape Provided.

																			01/13/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 785 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 11.27 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
167	6691656410		Answer Home Lending	Nelson	11/14/2025	$932,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing lenders ULI number, AND lenders Loan Originators NMLS ID. ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.	HMDA	01/09/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Material

																			01/12/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 785 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 11.27 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166	6691650598		West Capital Lending, Inc	Avgerinou	11/10/2025	$1,360,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	HMDA Discrepancy	01/08/2026	Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared. ; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared. ; Material; HMDA discrepancy noted: Missing lenders ULI number AND missing lenders Loan Originators NMLS ID, ALSO missing lenders Total Loans costs. Lender may clear finding by providing documentation to support their value.	01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 28.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
166	6691650598		West Capital Lending, Inc	Avgerinou	11/10/2025	$1,360,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing all pages of the final Submission to the AUS #13.	AUS	12/31/2025	Condition resolved as we have received the complete AUS. ; AUS is not incomplete	01/02/2026

Qualifying DTI below max allowed. — Calculated DTI of 28.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
166	6691650598		West Capital Lending, Inc	Avgerinou	11/10/2025	$1,360,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy noted. ; HMDA Data Tape Provided.	12/21/2025

Qualifying DTI below max allowed. — Calculated DTI of 28.81% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
119	6191659221		PennyMac Loan Services, LLC	Zhao	11/14/2025	$1,134,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:

Your exception is citing the audit value and lender value are the same amount of $10,399.53

With that said, the 11/14 CD signed at closing disclosed total loan costs of 10,399.53 however the total loan costs were updated on the 12/1/25 post CD at $10,299.53

																	01/09/2026

Audit agrees with lender findings. Condition cleared. ; Audit agrees with lender findings. Condition cleared. ; Material; HMDA discrepancy noted: Audit Total loan costs $10399.53 vs Lender value $10399.53

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/12/2026	Borrower has stable job time — Borrower has 4.14 years on job. Qualifying DTI below max allowed. — Calculated DTI of 30.97% is less than Guideline DTI of 50%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
119	6191659221		PennyMac Loan Services, LLC	Zhao	11/14/2025	$1,134,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/12/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). The borrower waived the 3 day timing per the Notice of Right to Receive Appraisal on page 3244, but there is no evidence they received a copy of the report at closing on 11/16/2025. Provide evidence when the report was delivered to confirm timing requirements were met.	Evidence	12/30/2025	Evidence of appraisal delivery provided.; Material	01/02/2026	Borrower has stable job time — Borrower has 4.14 years on job. Qualifying DTI below max allowed. — Calculated DTI of 30.97% is less than Guideline DTI of 50%	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
119	6191659221		PennyMac Loan Services, LLC	Zhao	11/14/2025	$1,134,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/15/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.	12/21/2025	Borrower has stable job time — Borrower has 4.14 years on job. Qualifying DTI below max allowed. — Calculated DTI of 30.97% is less than Guideline DTI of 50%	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
161	6691590932		Nation Wholesale Lending	Vu	11/07/2025	$1,110,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/21/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing lenders ULI number AMD missing lenders Loan Originators NMLS ID, ALSO missing lenders Total Loan Costs. Lender may clear finding by providing documentation to support their value.	HMDA	01/09/2026	Lender provided the ULI number, Loan Originators NMLS ID, and Total Loan Costs. Condition cleared. ; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loan Costs. Condition cleared. ; Material	01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 34.47% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.95 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.29% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.29% is less than Guideline CLTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
161	6691590932		Nation Wholesale Lending	Vu	11/07/2025	$1,110,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/16/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy noted.; HMDA Data Tape Provided.	12/21/2025

Qualifying DTI below max allowed. — Calculated DTI of 34.47% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.95 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.29% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.29% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
113	6191643933		PennyMac Loan Services, LLC	Krishnamurthy	12/03/2025	$1,378,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3515	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor’s offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer’s written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer’s application. Documentation required to clear exception. The Initial Loan Estimate dated 10/22/2025 (per compliance report in file) is missing from the loan file. The earliest LE in the loan file was issued on 10/29/2025. The violation can be cured by providing the initial LE within 3 days of application date of 10/17/2025. Additional conditions may apply.			Lender provided the initial LE dated 10/22/2025. Condition cleared. ; Lender provided the initial LE dated 10/22/2025. Condition cleared.; Lender provided the initial LE dated 10/22/2025. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
113	6191643933		PennyMac Loan Services, LLC	Krishnamurthy	12/03/2025	$1,378,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,646.99) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $2,646.99: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of 10/17/2025 as the earliest available LE is dated 10/29/2025. Please provide the initial LE issued within 3 business days of the application date. Additional testing will be completed once the initial LE is provided.			Lender provided the initial LE dated 10/22/2025. Condition cleared. ; Lender provided the initial LE dated 10/22/2025. Condition cleared.; Lender provided the initial LE dated 10/22/2025. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
113	6191643933		PennyMac Loan Services, LLC	Krishnamurthy	12/03/2025	$1,378,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $11,159.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $11,159.20: cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of 10/17/2025 as the earliest available LE is dated 10/29/2025. Please provide the initial LE issued within 3 business days of the application date. Additional testing will be completed once the initial LE is provided.	Initial Loan Disclosures	01/08/2026	Lender provided the initial LE dated 10/22/2025. Condition cleared. ; Lender provided the initial LE dated 10/22/2025. Condition cleared.; Lender provided the initial LE dated 10/22/2025. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
113	6191643933		PennyMac Loan Services, LLC	Krishnamurthy	12/03/2025	$1,378,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company’s offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Documentation required to clear exception: Homeownership Counseling Disclosure provided to Borrower within 3 days of application date of 10/17/2025.	Initial loan disclosures	01/08/2026	Lender provided the initial LE dated 10/22/2025. Condition cleared. ; Lender provided the initial LE dated 10/22/2025. Condition cleared. ; Lender provided evidence of receipt of the Homeownership Counseling Disclosure within 3 days of the application date. Condition cleared. ; Lender provided evidence of receipt of the Homeownership Counseling Disclosure within 3 days of the application date. Condition cleared. ; Lender provided evidence of receipt of the Homeownership Counseling Disclosure within 3 days of the application date. Condition cleared. ; Material	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
113	6191643933		PennyMac Loan Services, LLC	Krishnamurthy	12/03/2025	$1,378,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3652	Compliance	Lender Credits That Cannot Decrease Test	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($14,028.04) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,406.04). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $1,379; cure package requires a PCCD, LOE, Copy of Refund Check, and proof of delivery or a Valid COC. The exception is tied to the missing Initial LE issued within 3 business days of the application date of 10/17/2025 as the earliest available LE is dated 10/29/2025. Please provide the initial LE issued within 3 business days of the application date. Additional testing will be completed once the initial LE is provided.	coc	01/08/2026	Lender provided the initial LE dated 10/22/2025. Condition cleared. ; Lender provided the initial LE dated 10/22/2025. Condition cleared.; Lender provided the initial LE dated 10/22/2025. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

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113	6191643933		PennyMac Loan Services, LLC	Krishnamurthy	12/03/2025	$1,378,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. AVM confidence score of 87% is less than minimum required score of 90%.	Per the AUS Jumbo Product Profile attached, an HVE with FSD equal to or less tan 13% is acceptable.	01/09/2026	Upon further review, per the AUS Jumbo Product Profile attached, an HVE with FSD equal to or less tan 13% is acceptable. Condition cleared. ; Upon further review, per the AUS Jumbo Product Profile attached, an HVE with FSD equal to or less tan 13% is acceptable. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

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113	6191643933		PennyMac Loan Services, LLC	Krishnamurthy	12/03/2025	$1,378,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.; HMDA received — no level 3 discrepancies — condition cleared	12/30/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.54% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 803 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 32.8% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 19.19 years on job.

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120	6191660655		PennyMac Loan Services, LLC	Kotseos	12/09/2025	$920,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.94% is less than Guideline DTI of 50%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
108	6191629526		PennyMac Loan Services, LLC.	Cullerot	12/05/2025	$999,998.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $54.80.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required. Refund in the amount of $54.80; cure package requires a PCCD, LOE, copy of refund check, and proof of delivery or valid COC. The zero-tolerance violation in the amount of $54.80 is due to the increase of the credit report fee on the LE dated 11/17/2025 without valid COC.	COC	01/08/2026	Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared. ; Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared. ; Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared. ; Lender provided a valid COC for the increase in the Credit Report fee of $54.80. Condition cleared.	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

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108	6191629526		PennyMac Loan Services, LLC.	Cullerot	12/05/2025	$999,998.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing 2024 W2 for prior job with Therma Tru. DU approval requires YTD paystub and W2s from 2024.	W2	01/09/2026	Lender provided the 2024 W2 for prior position with Therma Tru. Condition cleared. ; Lender provided the 2024 W2 for prior position with Therma Tru. Condition cleared. ; Income and Employment Meet Guidelines	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

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108	6191629526		PennyMac Loan Services, LLC.	Cullerot	12/05/2025	$999,998.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1482	Credit	Asset 4 Does Not Meet Guideline Requirements	Asset 4 Does Not Meet Guideline Requirements Missing Final signed/certified copy of CD or HUD 1 for sale of property at 104 Pearl St with seller proceeds of $486,849.50. Additional conditions may apply.	Final CD	01/09/2026	Lender provided the final signed copy of the CD for sale of property at 104 Pearl St with seller proceeds of $486,849.50. Condition cleared. ; Lender provided the final signed copy of the CD for sale of property at 104 Pearl St with seller proceeds of $486,849.50. Condition cleared. ; Asset 4 Meets Guideline Requirements Or Not Applicable	01/12/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
108	6191629526		PennyMac Loan Services, LLC.	Cullerot	12/05/2025	$999,998.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMD data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	12/30/2025

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.52% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.52% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 50

Qualifying DTI below max allowed. — Calculated DTI of 33.16% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
89	6191605140		PennyMac Loan Services, LLC	Chew	11/28/2025	$969,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1173	Credit	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Provide HO-6 Master Insurance Policy	That is incorrect. A Master policy is NOT required in this scenario. Per the Appraisal, this is a Individual DETACHED Condo with 4 units ONLY. Sufficient Homeowners insurance covers the property. There is no Master policy; This is a 4 unit condo. Per the condo questionnaire reach owner is responsible for their own insurance.	01/15/2026	Upon further review, per the Appraisal, this is a Individual detached Condo with 4 units only. There is no master policy. Condition cleared.; HO-6 Master Insurance Policy is fully present; Audit reviewed the lender’s response. Please provide the Master insurance policy for the condominium. Condition retained.	01/16/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 738 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 3.17 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 74.54% is less than Guideline LTV of 89.99%

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
89	6191605140		PennyMac Loan Services, LLC	Chew	11/28/2025	$969,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 738 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 3.17 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74.54% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 74.54% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	8213969357		Exclusive Mortgage Company	Cray IV	11/07/2025	$1,264,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/19/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure and proof sent to the borrower within 3 business days of application	Affiliated Business Disclosure	01/13/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Material	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	8213969357		Exclusive Mortgage Company	Cray IV	11/07/2025	$1,264,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Rescinded	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing proof of 1st rent check,$5,000 deposit for rental on former primary residence at 226 Saffron. Also provide processor’s cert that lease agreement is only one page. (Unusual for a rental agreement.) Additional conditions may apply.

1. Per FNMA B3-3.1-08 > Lease Agreements, Form 1007 or Form 1025: When using a lease agreement, it must be supported by a 1007 OR evidence the terms have gone into effect. The file contains a 1007 so verification of the security deposit is not required.

2. The lease agreement is labeled as page 1 of 1. I’m not sure what value a processor’s cert would provide.

																	01/08/2026	Audit reviewed Lender’s response and has determined the 1007 supporting the rental income calculated by Lender is in the loan file. Condition rescinded.; Income and Employment Meet Guidelines	01/09/2026		D	A	A	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	8213969357		Exclusive Mortgage Company	Cray IV	11/07/2025	$1,264,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non- subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at 226 Saffron. Additional conditions apply.	HOA	01/08/2026	Lender provided verification of HOA fees for 226 Saffron Ct. Condition cleared.	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	8213969357		Exclusive Mortgage Company	Cray IV	11/07/2025	$1,264,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Your finding is incomplete — what values from what document are you referring to?	01/09/2026

Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731821396935710. Condition cleared.; Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731821396935710. Condition cleared.; Material; HMDA discrepancy noted: Audit value (column D) vs Lender value (column C), Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

; Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731821396935710. Condition cleared.; Material; HMDA discrepancy noted: Audit value (column D) vs Lender value (column C), Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	8213969357		Exclusive Mortgage Company	Cray IV	11/07/2025	$1,264,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
214	8213969357		Exclusive Mortgage Company	Cray IV	11/07/2025	$1,264,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE9184	Credit	ULI Number on URLA does not match ULI Number provided by the Lender	The ULI Number on URLA ([ULI]) was not provided on the final 1003.	ULI	01/08/2026	Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731821396935710. Condition cleared.; Material	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
214	8213969357		Exclusive Mortgage Company	Cray IV	11/07/2025	$1,264,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing required CDA report.	Please see HVE attached. Per AUS Jumbo Guidelines, an HVE is an acceptable secondary value product.	01/08/2026	Lender provided HVE supporting appraisal value with FSD score of 3%. Condition cleared.; Third party valuation product provided within tolerance.	01/09/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 6.62 years on job.	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
149	6191699711		PennyMac Loan Services, LLC	Vlahos	12/03/2025	$875,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1186	Credit	Audited DTI Exceeds AUS DTI	Audited DTI of 42.33% exceeds AUS DTI of 39% The DTI calculated does not match the AUS, 47.77 or the 1008, 57.227 in file. Liabilities on the credit report do match the final 1003 and the rental loss matches the 1003 and tax returns.

You have indicated that the Other Liabilities are $2254. It appears you are including VW C redit #8998 in the amount of $697. However, per the credit report there are fewer than 10 payments remaining. It is not a lease, therefore the payment should not be included. ; Liabilities $10,296.24 / income $25,970 = 39.647%. The difference is 2.683%. If you want the LPA to be rerun, please tell me specifically what numbers you’d like to see so I can give direction to our underwriter. Thanks!; LPA submission #8 DTI 39.647, audited DTI 42.33%

2.683% difference within tolerance.

																	01/26/2026	Upon further review, VW Credit #8998 in the amount of $697, per the credit report, there are fewer than 10 payments remaining. Condition cleared. ; Audited DTI of 39.65% is less than or equal to AUS DTI of 39.65%; Audit calculations are as follows: Primary: $7,047.98, Other Liabilities: $2,254.00, Net Rental Loss REO Total: $1,691.26. Total Liabilities: $10,993.24. Borrower Income: $25,970.00. DTI: 42.3305%. DTI per LP 39% which exceeds by more than 3%. Please provide a revised AUS. Condition retained. ; Audited DTI of 42.33% exceeds AUS DTI of 39% by 3.33%. Please provide a revised AUS. Condition retained.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.23% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.23% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 26.94 years on job.

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149	6191699711		PennyMac Loan Services, LLC	Vlahos	12/03/2025	$875,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.23% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.23% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 26.94 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
136	6191683578		PennyMac Loan Services, LLC	Stevenson	12/05/2025	$1,012,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing documentation for Taxes, insurance and or HOA for 951 NE Mountain View to support $115.04	Please see attached	01/09/2026	Lender provided evidence of taxes in the amount of $115.04. No lien/ insurance on the property. Condition cleared.; Borrower 1 Credit Report is not partially present.; Lender provided evidence of taxes in the amount of $115.04. No lien/ insurance on the property. Condition cleared.	01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 33.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 10.94 years on job.

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136	6191683578		PennyMac Loan Services, LLC	Stevenson	12/05/2025	$1,012,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying DTI below max allowed. — Calculated DTI of 33.46% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 10.94 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
143	6191691416		Pennymac Loan Services, LLC	Menne	12/04/2025	$1,064,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 4.77 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.7% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
130	6191674629		PennyMac Loan Services, LLC	Schellhaas	12/01/2025	$920,000.00	LA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($700000) is insufficient, not meeting the required coverage amount of ($736000).	REC, HOI	01/09/2026

Lender provided the replacement cost estimator showing sufficient coverage. Condition cleared.

; Lender provided the replacement cost estimator showing sufficient coverage. Condition cleared.

; The Total Hazard Coverage is greater than or equal to the Required Coverage Amount

																			01/12/2026

Borrower has stable job time — Borrower has 13.14 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
130	6191674629		PennyMac Loan Services, LLC	Schellhaas	12/01/2025	$920,000.00	LA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 13.14 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 28.38% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 805 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
148	6191699291		Pennymac Loan Services, LLC	Johns	12/10/2025	$940,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required: Provide evidence borrower received a copy of the appraisal.	Appraisal Delivery	01/08/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material	01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 813 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 35.33% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.27 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
148	6191699291		Pennymac Loan Services, LLC	Johns	12/10/2025	$940,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $925000 is Less than Total Amount of Subject Lien $940000 Provide Title Coverage Amount of Subject Lien $940000	Title Policy	01/09/2026	Title Coverage Amount of $940,000.00 is equal to or greater than Total Amount of Subject Lien $940,000.00 Condition cleared. ; Title Coverage Amount of $940,000.00 is equal to or greater than Total Amount of Subject Lien $940,000.00 Condition cleared. ; Title Coverage Amount of $940000 is equal to or greater than Total Amount of Subject Lien $940000; Material	01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 813 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 35.33% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.27 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
148	6191699291		Pennymac Loan Services, LLC	Johns	12/10/2025	$940,000.00	VA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 813 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 35.33% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 9.27 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
170	6691675775		Loan Factory	Chen	11/26/2025	$966,700.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Acknowledged	FCOM1323	Compliance	Temporary Buydown Agreement is Partially Provided	File contains a temporary buydown agreement. Pending investor approval. Additional conditions may apply			Investor acknowledges exception.	02/04/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	C	B	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	6691675775		Loan Factory	Chen	11/26/2025	$966,700.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Additional conditions may apply.	CA please review this condition, it meets guideline requirements ; SSR’s; Invalid — LCA 2.5 CU 2.1 per the UCDP’s already provided	02/03/2026

Upon further review, a secondary valuation is not required if CU/LCA is less than 2.5. Lender provided the UCDP with a CU/LCA of 2.1. Condition cleared.

; Third party valuation product provided within tolerance.; Audit reviewed Lender’s response and has determined the UCDP was not provided and not found in file to verify the risk score to determine if a Third Party Valuation is required. Condition retained.

																			02/04/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	C	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	6691675775		Loan Factory	Chen	11/26/2025	$966,700.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Most recent AUS in file is missing the last 2 pages. Please provide the complete AUS to confirm sufficient reserves. Additional conditions may apply.	AUS	01/08/2026	Lender provided all pages to AUS results. Condition cleared.; AUS is not incomplete Lender provided all pages to AUS results. Condition cleared.	02/04/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	D	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	6691675775		Loan Factory	Chen	11/26/2025	$966,700.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	HMDA	01/08/2026	Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731669167577588, NMLS of 320775 and Total Loan Costs of $6,235.95. Condition cleared.; Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731669167577588, NMLS of 320775 and Total Loan Costs of $6,235.95. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders ULI number, ALSO missing lenders NMLS ID., ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.; Lender provided valid ULI of RVDPPPGHCGZ40J4VQ731669167577588, NMLS of 320775 and Total Loan Costs of $6,235.95. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders ULI number, ALSO missing lenders NMLS ID., ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	B	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
170	6691675775		Loan Factory	Chen	11/26/2025	$966,700.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	C	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	6691675775		Loan Factory	Chen	11/26/2025	$966,700.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1328	Credit	Borrower 1 W2/1099 Missing	Borrower 1 W2/1099 Missing. The W2’s in file for 2023 and 2024 are blank. Please provide the 2 years W2’s. Additional conditions may apply.	W2’s	01/08/2026	Lender provided 2023 and 2024 W2’s. Condition cleared.; Borrower 1 W2/1099 Provided	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	D	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
170	6691675775		Loan Factory	Chen	11/26/2025	$966,700.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien

Title Coverage Amount of $161209.74 is Less than Total Amount of Subject Lien $966700 Title Coverage Amount of $161,209.74 is less than the total amount of the subject lien of $966,700.00.

Please provide the title update/supplement showing sufficient coverage. Additional conditions may apply.

																Title Policy	01/08/2026	Lender provided title with coverage of $966,700.00. Condition cleared.; Title Coverage Amount of $966700 is equal to or greater than Total Amount of Subject Lien $966700; Material	01/09/2026

Borrower has stable job time — Borrower has 4.79 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.23% is less than Guideline DTI of 50%

																					D	B	B	A	D	A	C	A	C	B	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
169	6691669931		E Mortgage Capital Inc	Shim	11/28/2025	$1,905,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ALL of this documentation was already provided to you — if the tape is blank, then use the source documents — Total Loan Cost 9574.70 — per the FInal CD already provided — NMLS — 1392343 — ULI on final 1003 — RVDPPPGHCGZ40J4VQ7316691666993163	01/09/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Material; HMDA discrepancy noted: Missing lenders ULI number, ALSO missing lenders NMLS ID, ALSO missing lenders Total Loan Costs. Lender may clear finding by providing documentation to support their value.

																			01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.71% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.71% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 9.42 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 31.51% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 750 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
169	6691669931		E Mortgage Capital Inc	Shim	11/28/2025	$1,905,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added.; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.71% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.71% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 9.42 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 31.51% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 750 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
125	6191665595		PennyMac Loan Services, LLC	Taylor	11/26/2025	$1,516,000.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree — 8060.49	01/09/2026

Lender agrees with audit findings. Condition cleared.

; Lender agrees with audit findings. Condition cleared.

; Material; HMDA discrepancy noted: Audit value Total loan costs $8060.49 vs Lender value $5111.49, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/12/2026

Qualifying DTI below max allowed. — Calculated DTI of 37.34% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 20.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125	6191665595		PennyMac Loan Services, LLC	Taylor	11/26/2025	$1,516,000.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			HMDA Data Tape Provided.	12/30/2025

Qualifying DTI below max allowed. — Calculated DTI of 37.34% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 20.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
224	8214005943		Optimum First Inc., A California Corporation	Nguyen	11/21/2025	$990,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	That is incorrect. A secondary valuation is not required if CU/LCA is less than 2.5; Invalid — CU score 1	01/14/2026	Upon further review, a secondary valuation is not required if CU/LCA is less than 2.5. Lender provided the UCDP with a CU/LCA of 1. Condition cleared. ; Third party valuation product provided within tolerance.; Audit reviewed the lender’s response. According to the Pennymac Correspondent AUS Jumbo Product Profile: 08.18.25 All single appraisal transactions (purchase and refinance) must have a secondary valuation assessment completed prior to the note date. Condition retained.	01/20/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
224	8214005943		Optimum First Inc., A California Corporation	Nguyen	11/21/2025	$990,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The final 1003 does not show any assets under section 2b, however, asset documentation is in the file. Please provide a revised AUS. Additional conditions may apply.	You findings is contradicting — Do you need a new AUS or 1003. Either one should not be a requirement — Borrowers funds to close is 463.50 a new AUS is not required nor is a 1003	01/09/2026	Audit reviewed the lender’s response. No assets are listed on the 1003, however sufficient asset documentation are in the file. Condition cleared.	01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
224	8214005943		Optimum First Inc., A California Corporation	Nguyen	11/21/2025	$990,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create ULI	01/09/2026

Lender provided documentation to support their value. RVDPPPGHCGZ40J4VQ731821400594356. Condition cleared. ; Lender provided documentation to support their value. RVDPPPGHCGZ40J4VQ731821400594356. Condition cleared. ; Material; HMDA discrepancy noted: Audit ULI 549300CSPE70WIF4Z9222510000654BRW94 vs Lender value RVDPPPGHCGZ40J4VQ731821400594356

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
224	8214005943		Optimum First Inc., A California Corporation	Nguyen	11/21/2025	$990,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided

Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.

																		HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.95% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.49% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 768 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
126	6191667401		PennyMac Loan Services, LLC	Low	12/03/2025	$2,000,000.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.14% is less than Guideline LTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 30.39% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.14% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 11.27 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55	6191520083		PennyMac Loan Services, LLC	Wang	12/03/2025	$1,050,714.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing CDA	Incorrect — we go through this with every JUMBO trade — We do not require a third party valuation if the CU score is less than 2.5 and we do not require a CDA when we do require a third party valuation; Invalid — CU score 1	01/14/2026	Upon further review, a third party valuation is not required if the CU score is less than 2.5. Condition cleared. ; Upon further review, a third party valuation is not required if the CU score is less than 2.5. Condition cleared. ; Transaction is the purchase of a primary residence. Please provide the CDA. Additional conditions may apply. Condition retained.	01/21/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55	6191520083		PennyMac Loan Services, LLC	Wang	12/03/2025	$1,050,714.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $14.85.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $14.85; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $14.85 is due to increase from $1,430.00 to $1,444.85 for the transfer taxes on LE 10/23/2025 without a COC.	COC	01/09/2026	Lender provided a valid COC for the increase in transfer taxes. Condition cleared. ; Lender provided a valid COC for the increase in transfer taxes. Condition cleared. ; Resolved	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
55	6191520083		PennyMac Loan Services, LLC	Wang	12/03/2025	$1,050,714.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. The final revised loan estimate and Initial Closing disclosure were both issued 11/06/2025 which is not allowed. Further clarification is needed.			Resolved	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
55	6191520083		PennyMac Loan Services, LLC	Wang	12/03/2025	$1,050,714.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	finding- 4001	Compliance	TRID Disclosure Delivery Date Validation Test	This loan failed the TRID disclosure delivery date validation test.The loan contains one of the following conditions:A revised loan estimate delivery date is before the initial loan estimate.A revised closing disclosure is before the revised closing disclosure.A closing disclosure delivery date is on or before a loan estimate delivery date.A post-consummation revised closing disclosure delivery date is on or before a closing disclosure delivery date or loan estimate delivery date. The final revised loan estimate and Initial Closing disclosure were both issued 11/06/2025 which is not allowed. Further clarification is needed.			Resolved	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
55	6191520083		PennyMac Loan Services, LLC	Wang	12/03/2025	$1,050,714.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	We agree — 5115.50	01/09/2026	Lender agrees with audit findings. Condition cleared. ; Material; HMDA discrepancy noted: Audit Total loan costs $5115.50 vs Lender value $4231.50, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/12/2026	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
55	6191520083		PennyMac Loan Services, LLC	Wang	12/03/2025	$1,050,714.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	12/30/2025	Borrower has stable job time — Borrower has 6.35 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 758 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	C	A	C	A	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
171	6691681342		Barrett Financial Group, L.L.C.	Ciutac	12/03/2025	$1,450,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	If the HMDA data is missing from the tape, then use the source documents — all of this information was already provided in the file submission — FINAL CD = Total Loan Cost — 72,279.70; NMLS — 200841; Final 1003 ULI = RVDPPPGHCGZ40J4VQ731669168134271	01/09/2026

Lender provided the ULI number, Loan Originators NMLS ID, and Total Loans costs. Condition cleared.

; Material; HMDA discrepancy noted: Missing lenders ULI number, AND missing lenders NMLS ID., ALSO missing lenders Total Loan costs. Lender may clear finding by providing documentation to support their value.

																			01/12/2026

Borrower has stable job time — Borrower has 3.58 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 49.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 49.15% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
171	6691681342		Barrett Financial Group, L.L.C.	Ciutac	12/03/2025	$1,450,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 3.58 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 49.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 49.15% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
133	6191679982		PennyMac Loan Services, LLC	Jackson	12/03/2025	$1,773,024.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete

Borrower 1 Credit Report is Partially Present. •Missing VOM / Mtg statement for 8,33 Rosendale to support $581.01 monthly.

•Missing documentation of taxes, insurance and or HOA for 8,33 Rosendale to support $845.86 monthly.

																Please see payment history for 8,33 Rosendale; Re 8,33 Rosendale: Please see taxes and insurance attached. I am still working on the VOM.	01/14/2026	Lender provided the payment history for 8,33 Rosendale. Condition cleared. ; Lender provided the payment history for 8,33 Rosendale. Condition cleared. ; Lender provided the verification of taxes, insurance and or HOA for 833 Rosendale to support $845.86 monthly. Please provide the VOM or mortgage statement. Condition retained.	01/15/2026

Borrower has stable job time — Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.2% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 27.31% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
133	6191679982		PennyMac Loan Services, LLC	Jackson	12/03/2025	$1,773,024.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	AVM previously provided — previous instructions sent to allow for the Pennymac waterfall — AVM’s are acceptable	01/09/2026	Lender provided the HVE with a value of $4,099,760.00 and an FSD score of 12%. Condition cleared. ; Lender provided the HVE with a value of $4,099,760.00 and an FSD score of 12%. Condition cleared.	01/12/2026

Borrower has stable job time — Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.2% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 27.31% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
133	6191679982		PennyMac Loan Services, LLC	Jackson	12/03/2025	$1,773,024.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/24/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	12/30/2025

Borrower has stable job time — Borrower has 10.16 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.2% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.2% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 27.31% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
249	8214128545		Adelo Mortgage, Inc	Herren	11/17/2025	$1,540,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821412854574	01/14/2026	Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.	01/15/2026	Qualifying DTI below max allowed. — Calculated DTI of 21.81% is less than Guideline DTI of 45% Borrower has stable job time — Borrower has 9.47 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
249	8214128545		Adelo Mortgage, Inc	Herren	11/17/2025	$1,540,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided does not confirm when the borrower received the appraisal. Provide evidence that a copy of the appraisal was sent to the consumer on or before consummation date of 11/17/25.	Appraisal Delivery	01/12/2026	Lender provided evidence the appraisal was sent to the consumer on or before consummation date of 11/17/25. Condition cleared. ; Lender provided evidence the appraisal was sent to the consumer on or before consummation date of 11/17/25. Condition cleared. ; Material	01/13/2026	Qualifying DTI below max allowed. — Calculated DTI of 21.81% is less than Guideline DTI of 45% Borrower has stable job time — Borrower has 9.47 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
249	8214128545		Adelo Mortgage, Inc	Herren	11/17/2025	$1,540,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026	Qualifying DTI below max allowed. — Calculated DTI of 21.81% is less than Guideline DTI of 45% Borrower has stable job time — Borrower has 9.47 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230	8214031811		Juniper Financial, LLC, a Limited Liability Corporation	Guevarra	11/20/2025	$880,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Loan purpose No Cash-Out Refi, ULI is RVDPPPGHCGZ40J4VQ731821403181152	01/14/2026	Lender provided the loan purpose No Cash-Out Refi, and ULI. Condition cleared. ; HMDA discrepancy noted: Missing lenders HMDA Loan Purpose, ALSO missing lenders ULI number. Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Material	01/15/2026	Borrower has stable job time — Borrower has 3.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230	8214031811		Juniper Financial, LLC, a Limited Liability Corporation	Guevarra	11/20/2025	$880,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026	Borrower has stable job time — Borrower has 3.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
230	8214031811		Juniper Financial, LLC, a Limited Liability Corporation	Guevarra	11/20/2025	$880,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Provide Affiliated Business Disclosure dated within 3 days of application date 10/24/25 or provide confirmation the lender has no affiliates.	No Affiliates	01/09/2026	Lender provided a signed attestation of no Affiliates. Condition cleared.; Lender provided a signed attestation of no Affiliates. Condition cleared.; Material	01/12/2026	Borrower has stable job time — Borrower has 3.44 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 765 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
194	8213659013		Gum Tree Mortgage, A Mississippi Limited Liability Company	Burggraf	11/24/2025	$1,160,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure and proof sent to the borrower within 3 business days of application 09/17/2025.	Affiliated Business Disclosure	01/12/2026

Required Affiliated Business Disclosure Documentation Provided; ; Lender provided a signed attestation of no Affiliates. Condition cleared.

; Required Affiliated Business Disclosure Missing; Lender provided a signed attestation of no Affiliates. Condition cleared.

; Lender provided a signed attestation of no Affiliates. Condition cleared.

; Material

																			01/28/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.85% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
194	8213659013		Gum Tree Mortgage, A Mississippi Limited Liability Company	Burggraf	11/24/2025	$1,160,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# 91137, Loan Purpose Purchase, lenders ULI number RVDPPPGHCGZ40J4VQ731821365901336	01/14/2026	; Received ULI.; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, AND missing lenders Loan Purpose, AND missing lenders ULI number. Lender may clear finding by providing documentation to support their value.; Material	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.85% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
194	8213659013		Gum Tree Mortgage, A Mississippi Limited Liability Company	Burggraf	11/24/2025	$1,160,000.00	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 727 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 34.85% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.74 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
219	8213981815		Flat Branch Mortgage Inc., a Missouri Corporation	Worley	11/19/2025	$1,200,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.; HMDA review complete.	01/15/2026

Borrower has stable job time — Borrower has 32.67 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 25.96% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
216	8213976016		Embrace Home Loans, Inc	Buckley	11/14/2025	$896,000.00	RI	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.; HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 26.06% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 7.13 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
243	8214070799		American Liberty Mortgage, Incorporated, a Corporation	Campbell	11/19/2025	$1,118,706.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.;	01/15/2026

Borrower has stable job time — Borrower has 13.48 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 785 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.81% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.81% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
221	8213991598		BankSouth Mortgage Company, LLC	Mauser	11/20/2025	$1,887,337.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID is 1660344. Please review the uploaded 1003	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/16/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 5.09 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
221	8213991598		BankSouth Mortgage Company, LLC	Mauser	11/20/2025	$1,887,337.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/16/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 5.09 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
221	8213991598		BankSouth Mortgage Company, LLC	Mauser	11/20/2025	$1,887,337.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Provide Affiliated Business Disclosure dated within 3 days of application date 10/22/25 or provide confirmation the lender has no affiliates.	ABD	01/09/2026

Lender provided an attestation on company letterhead of no Affiliates. Condition cleared.

; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared.

; Material; Required Affiliated Business Disclosure Missing Documentation required to clear exception: Provide Affiliated Business Disclosure dated within 3 days of application date 10/22/25 or provide confirmation the lender has no affiliates.

																			01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 5.09 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.26% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.26% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
218	8213977832		Taylor Morrison Home Funding, Inc., a Corporation	Church	11/25/2025	$946,750.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Lender provided the NMLSR ID. Condition cleared. ; HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
218	8213977832		Taylor Morrison Home Funding, Inc., a Corporation	Church	11/25/2025	$946,750.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID is 267112. Please review uploaded 1003	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
227	8214013824		MK Lending Corp, a Corporation	Shiraz	11/03/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID is 140443. Please review the uploaded 1003	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/15/2026

Borrower has stable job time — Borrower has 7.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.52% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
227	8214013824		MK Lending Corp, a Corporation	Shiraz	11/03/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 10/10/2025 or provide confirmation the lender has no affiliates.	Affiliated Business Disclosure	01/12/2026	Lender provided the affiliated business disclosure. Condition cleared. ; Lender provided the affiliated business disclosure. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material; Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 10/10/2025 or provide confirmation the lender has no affiliates.	01/13/2026

Borrower has stable job time — Borrower has 7.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.52% is less than Guideline LTV of 80%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
227	8214013824		MK Lending Corp, a Corporation	Shiraz	11/03/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/27/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Borrower has stable job time — Borrower has 7.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 767 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 56.52% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 56.52% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
245	8214094025		Alameda Mortgage Corporation	Kao	11/18/2025	$2,200,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# 1471655	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026	Borrower has stable job time — Borrower has 3.88 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
245	8214094025		Alameda Mortgage Corporation	Kao	11/18/2025	$2,200,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026	Borrower has stable job time — Borrower has 3.88 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
245	8214094025		Alameda Mortgage Corporation	Kao	11/18/2025	$2,200,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 10/31/2025 or provide confirmation the lender has no affiliates.	ABD	01/09/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Material	01/12/2026	Borrower has stable job time — Borrower has 3.88 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
240	8214068971		First Palmetto Bank, a State Bank	Siomacco III	11/25/2025	$941,000.00	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Cured	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	na This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.				02/03/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
240	8214068971		First Palmetto Bank, a State Bank	Siomacco III	11/25/2025	$941,000.00	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $50.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $50.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $50.00 is due to increase from $550 to $600 for the appraisal fee from LE 10/29/2025 to LE 11/12/2025. The COC dated 11/12/2025 was not accepted because it did not provide a valid reason for the increase.	cure; Copy of refund, LOE and Post CD; COC	01/26/2026	Lender provided the PCCD, LOE, cure in the amount of 50.00, and evidence of delivery. Loan will be graded a B. ; Lender provided the PCCD, LOE, cure in the amount of 50.00, and evidence of delivery. Loan will be graded a B. ; Escalated to our compliance team for review.	01/27/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
240	8214068971		First Palmetto Bank, a State Bank	Siomacco III	11/25/2025	$941,000.00	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	LO NMLS: 290125	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	B	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
240	8214068971		First Palmetto Bank, a State Bank	Siomacco III	11/25/2025	$941,000.00	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Borrower has stable job time — Borrower has 10.19 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 29.1% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.9% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.9% is less than Guideline LTV of 89.99%

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
248	8214128499		Taylor Morrison Home Funding, Inc., a Corporation	Wang	11/12/2025	$1,695,135.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $100.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $100.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $100.00 is due to the addition of a Concurrent Loan Fee paid to the lender affiliate on the revised LE dated 10/10/2025. COC in file dated 10/9/2025 does not address the addition of the fee and is considered invalid. Please provide a valid COC or cure package.	COC	01/13/2026	Condition resolved as we have received the valid COC from lender for concurrent loan closing fee.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.05 years on job.

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
248	8214128499		Taylor Morrison Home Funding, Inc., a Corporation	Wang	11/12/2025	$1,695,135.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# 1107529 , reflected on the 1003	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.05 years on job.

																					C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
248	8214128499		Taylor Morrison Home Funding, Inc., a Corporation	Wang	11/12/2025	$1,695,135.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 31.95% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 65% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.05 years on job.

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
234	8214056086		Legacy Home Loans, LLC dba Steadfast Mortgage, a Limited Liability Company	Spirko	11/25/2025	$1,183,200.00	TN	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# 383105, on 1003	01/14/2026	Lender provided the NMLSR ID. Condition cleared. ; ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.13% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
234	8214056086		Legacy Home Loans, LLC dba Steadfast Mortgage, a Limited Liability Company	Spirko	11/25/2025	$1,183,200.00	TN	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 33.13% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
250	8214131864		Homeowners Financial Group USA, LLC	Chermack	11/21/2025	$1,450,080.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. Missing documentation to support PITIA in the amount of $1582 for 2864 North Fairview.	Required docs provided	01/13/2026	Lender provided documentation to support PITIA in the amount of $1582 for 2864 North Fairview. Condition cleared. ; Lender provided documentation to support PITIA in the amount of $1582 for 2864 North Fairview. Condition cleared. ; Borrower 1 Credit Report is Partially Present. Missing documentation to support PITIA in the amount of $1582 for 2864 North Fairview.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 15.09% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
250	8214131864		Homeowners Financial Group USA, LLC	Chermack	11/21/2025	$1,450,080.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	r NMLSR ID# 2307841, reflected on 1003	01/14/2026	Lender provided the lenders NMLSR ID. Condition cleared. ; Lender provided the lenders NMLSR ID. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 15.09% is less than Guideline DTI of 45%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
250	8214131864		Homeowners Financial Group USA, LLC	Chermack	11/21/2025	$1,450,080.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 15.09% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
251	8214133037		Mountain America Federal Credit Union	Earwood	11/24/2025	$1,020,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# 2056293, provided on 1003	01/14/2026	Lender provided the NMLSR ID# 2056293. Condition cleared.; Lender provided the NMLSR ID# 2056293. Condition cleared. ; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 16.38% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 21.67 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
251	8214133037		Mountain America Federal Credit Union	Earwood	11/24/2025	$1,020,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/29/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 11/03/2025 or provide confirmation the lender has no affiliates.	AfbD	01/13/2026	Required Affiliated Business Disclosure Documentation Provided. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided. Condition cleared. ; Material; Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 11/03/2025 or provide confirmation the lender has no affiliates.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 16.38% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 21.67 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
251	8214133037		Mountain America Federal Credit Union	Earwood	11/24/2025	$1,020,000.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 16.38% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 21.67 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
207	8213932082		First American Wholesale Lending Corp, a California Corporation	Dammers	11/17/2025	$1,500,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.	ULI is RVDPPPGHCGZ40J4VQ731821393208291	01/16/2026	Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material	01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 47.62% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 47.62% is less than Guideline CLTV of 75%

Borrower has stable job time — Borrower has 3.64 years on job.

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
207	8213932082		First American Wholesale Lending Corp, a California Corporation	Dammers	11/17/2025	$1,500,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 47.62% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 47.62% is less than Guideline CLTV of 75%

Borrower has stable job time — Borrower has 3.64 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
208	8213934127		Optimum First Inc., a California Corporation	Madain	11/19/2025	$909,200.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 21.4% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 50.51% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 50.51% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 2.97 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
208	8213934127		Optimum First Inc., a California Corporation	Madain	11/19/2025	$909,200.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCOM2002	Compliance	Disclosed Escrow is Not Accurate on Final CD and/or PCCD	Disclosed Escrow is Not Accurate on Final CD and/or PCCD Please complete the Escrow Property Costs over 1 year on the final CD as well as the PCCD. Currently the figure on page 4 of 5 on the CD’s is blank.	PCCD	01/14/2026	Condition cleared as we have received the updated CD with escrow costs listed. ; Disclosed Escrow is Accurate on Final CD and PCCD; Material Finding	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 21.4% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 50.51% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 50.51% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 2.97 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	6191699722		Pennymac Loan Services, LLC	Scangarella	12/02/2025	$1,390,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid request — HVE was uploaded and is on pages 835-836 of the Original Loan Bookmarks; Invalid request — AVM provided and is acceptable — CDA is not required	01/21/2026	HVE is acceptable, as its a PNMAC product. Condition cleared.; Pending response from the rating agencies regarding HVE. Condition retained. ; ; Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	02/03/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	6191699722		Pennymac Loan Services, LLC	Scangarella	12/02/2025	$1,390,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Incomplete copy of DU approval. Latest is # 17 12/1/2025 6:24pm. Multiple pages are missing. Subject to complete review of entire copy of approval and all conditions and ratios.	Complete AUS	01/09/2026	Lender provided a complete copy of the AUS. Condition cleared. ; Lender provided a complete copy of the AUS. Condition cleared. ; AUS is not incomplete	01/22/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	D	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	6191699722		Pennymac Loan Services, LLC	Scangarella	12/02/2025	$1,390,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731619169972278. Please review the uploaded Final 1003	01/20/2026

Lender agrees with audit findings. Condition cleared. ; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agrees with audit findings. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

																			01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
150	6191699722		Pennymac Loan Services, LLC	Scangarella	12/02/2025	$1,390,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
150	6191699722		Pennymac Loan Services, LLC	Scangarella	12/02/2025	$1,390,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	finding- 3526	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. There is no evidence of receipt for LE 11/24/2025 therefore it is considered mail rule. Provide evidence when the LE was received to determine if timing requirements were met.	LE delivery	01/12/2026	Lender provided evidence of receipt of the LE dated 11/24/25. Condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	C	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
150	6191699722		Pennymac Loan Services, LLC	Scangarella	12/02/2025	$1,390,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Provide third party Verification of Mark Scangarella Painting as required.	Invalid request — VOE’s are not required for employment with negative income	01/09/2026	Upon further review, VOE’s are not required for businesses showing a loss. Condition Cleared. ; Upon further review, VOE’s are not required for businesses showing a loss. Condition Cleared.	01/12/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.15% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.15% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. — Calculated DTI of 38.05% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 31.94 years on job.

																					D	A	D	A	D	A	C	A	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129	6191674535		PennyMac Loan Services, LLC	Leasure	11/26/2025	$1,011,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.18% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 29.42 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129	6191674535		PennyMac Loan Services, LLC	Leasure	11/26/2025	$1,011,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower a minimum of 3 business days prior to consummation.	Appraisal Delivery	01/14/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material Finding	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.18% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.18% is less than Guideline LTV of 80%

Borrower has stable job time — Borrower has 29.42 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
180	8213390912		Bay Capital Mortgage Corporation, a Maryland Corporation	Williams III	11/13/2025	$1,040,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/23/2026	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report			Document Uploaded. ; Third Party Fraud Report is provided	01/30/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
180	8213390912		Bay Capital Mortgage Corporation, a Maryland Corporation	Williams III	11/13/2025	$1,040,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence of Appraisal Delivery to Borrower at least 3 business days prior to loan consummation.	Appraisal receipt; COC	01/15/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material Finding	01/16/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
180	8213390912		Bay Capital Mortgage Corporation, a Maryland Corporation	Williams III	11/13/2025	$1,040,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 794 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198	8213734969		Banterra Bank	Savells	11/14/2025	$947,688.00	KY	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing AVM	2nd Appraisal completed as a third party valuation	01/15/2026	Upon further review, the 2nd Appraisal completed as a third party valuation. Condition cleared.	01/28/2026

Borrower has stable job time — Borrower has 11.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.89% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
198	8213734969		Banterra Bank	Savells	11/14/2025	$947,688.00	KY	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 11.96 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.89% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
220	8213982634		Neighborhood Mortgage Inc, A Corporation	Lower	11/21/2025	$1,152,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 21.58 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 32.66% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
206	8213919368		Valley Mortgage, Inc., a Corporation	Reid	10/31/2025	$1,160,000.00	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821391936815; NMLSR ID# 178249, provided on 1003	01/16/2026

Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value. The NMLS ID has been resolved.

; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value. The NMLS ID has been resolved.

; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/20/2026

Borrower has stable job time — Borrower has 13.51 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 23.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
206	8213919368		Valley Mortgage, Inc., a Corporation	Reid	10/31/2025	$1,160,000.00	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Lender provided the ULI. Condition cleared. ; HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/20/2026

Borrower has stable job time — Borrower has 13.51 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 23.93% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
147	6191696951		PennyMac Loan Services, LLC	Adamski	12/01/2025	$955,500.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
147	6191696951		PennyMac Loan Services, LLC	Adamski	12/01/2025	$955,500.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE6101	Credit	Audited AUS Interested Party Contribution Exceeds Guideline Program Maximum	Audited AUS Interested Party Contribution of 0.16% exceeds maximum AUS interested party contribution standards of 0%.	Finding is invalid/incorrect. IPC’s are allowed on JUMBO loans	01/13/2026	Upon further review. Interested party contributions are 6%. Condition cleared. ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum	01/15/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
147	6191696951		PennyMac Loan Services, LLC	Adamski	12/01/2025	$955,500.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Rescinded	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of 0.16% exceeds interested party contribution guideline maximum of 0%.	Finding is invalid/incorrect. IPC’s are allowed on JUMBO loans	01/13/2026	Upon further review. Interested party contributions are 6%. Condition cleared. ; Audited Interested Party Contribution of 0.16% exceeds interested party contribution guideline maximum of 0%.	01/15/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
146	6191695910		PennyMac Loan Services, LLC	Ouzts	11/29/2025	$954,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying DTI below max allowed. — Calculated DTI of 31.55% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

Borrower has stable job time — Borrower has 12.79 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
138	6191685698		PennyMac Loan Services, LLC	Johnson	12/04/2025	$856,000.00	NC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 772 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114	6191649175		PennyMac Loan Services, LLC	Hoffman	11/24/2025	$1,505,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide Third Party Valuation Product Provided Within Tolerance.	HVE	01/15/2026	Third party valuation product provided within tolerance. Condition cleared. ; Third party valuation product provided within tolerance.	01/21/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114	6191649175		PennyMac Loan Services, LLC	Hoffman	11/24/2025	$1,505,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114	6191649175		PennyMac Loan Services, LLC	Hoffman	11/24/2025	$1,505,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE1364	Credit	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing Provide Borrower 2 Executed 4506-T			Borrower 1 Executed 4506-T Provided. Condition cleared. ; Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2)	01/15/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114	6191649175		PennyMac Loan Services, LLC	Hoffman	11/24/2025	$1,505,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE1334	Credit	Borrower 1 Executed 4506-T Missing	Borrower 1 Executed 4506-T Missing Provide Borrower 1 Executed 4506-T	4506	01/13/2026	Borrower 1 Executed 4506-T Provided. Condition cleared. ; Borrower 1 Executed 4506-T Provided. Condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 11.46 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 24.79% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

																					D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
203	8213903061		GL Financial Services, LLC., a Limited Liability Corporation	Akcacakir	11/24/2025	$1,154,912.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Please provide evidence Borrower received Appraisal within required 3 days prior to consummation	Evidence of Appraisal Delivery	01/28/2026	Evidence of appraisal delivery provided. Condition cleared. ; Evidence of appraisal delivery provided. Condition cleared. ; Material Finding	01/29/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
203	8213903061		GL Financial Services, LLC., a Limited Liability Corporation	Akcacakir	11/24/2025	$1,154,912.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	01/22/2026

Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).; Lender provided the ULI number. Condition cleared.

; Lender provided the ULI number. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI — missing in loan file. Please provide Universal Loan Identifier (ULI).

																			01/26/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
203	8213903061		GL Financial Services, LLC., a Limited Liability Corporation	Akcacakir	11/24/2025	$1,154,912.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/26/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
203	8213903061		GL Financial Services, LLC., a Limited Liability Corporation	Akcacakir	11/24/2025	$1,154,912.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing all documentation and Lender income calculation to support $27,785 RSU income. Missing two year vesting schedule from Microsoft with number of shares vested, the 200 day moving average and lender income calculation.

I calculated two 200-day moving averages:

$118.60 as of the application date

$133.60 as of the date the most recent income calculation was completed

Based on the RSU grant, approximately 3,031.67 units are scheduled to vest over a twelve-month period.

Using a 200-day SMA of $118.60, the calculated annual gross income is $359,556.06, resulting in a monthly qualifying income of $29,963.01.

Using a 200-day SMA of $133.60, the calculated annual gross income increases to $405,031.11, resulting in a monthly qualifying income of $33,752.59.

Both calculations result in qualifying income amounts that exceed the income ultimately used by the underwriter of $27,785.00

																	01/21/2026	Lender provided the documentation and Lender income calculation to support $27,785 RSU income. Two year vesting schedule from Microsoft with number of shares vested, the 200 day moving average and lender income calculation. Two 200-day moving averages: $118.60 as of the application date $133.60 as of the date the most recent income calculation was completed Based on the RSU grant, approximately 3,031.67 units are scheduled to vest over a twelve-month period. Using a 200-day SMA of $118.60, the calculated annual gross income is $359,556.06, resulting in a monthly qualifying income of $29,963.01. Using a 200-day SMA of $133.60, the calculated annual gross income increases to $405,031.11, resulting in a monthly qualifying income of $33,752.59. Both calculations result in qualifying income amounts that exceed the income ultimately used by the underwriter of $27,785.00. Condition cleared. ; Income and Employment Meet Guidelines	01/22/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 725 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 75% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 75% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
135	6191681587		PennyMac Loan Services, LLC	Yun	12/03/2025	$910,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 786 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 50% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 50% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 2.13 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
241	8214070555		Sammamish Mortgage Company, a Corporation	Sheffield	11/13/2025	$1,119,200.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NMLSR ID# 195487, provided on 1003	01/14/2026

Lender agreed with HMDA. Condition cleared.; Lender agreed with HMDA. Condition cleared.; Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

; Lender agreed with HMDA. Condition cleared.; Lender provided the NMLSR ID. Condition cleared. ; Lender provided the NMLSR ID. Condition cleared. ; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
241	8214070555		Sammamish Mortgage Company, a Corporation	Sheffield	11/13/2025	$1,119,200.00	WA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/15/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 798 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	8213900171		American Bancshares Mortgage, LLC, a Limited Liability Company	Smith	11/12/2025	$906,500.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM1266	Compliance	Homeownership Counseling Disclosure Is Missing	Homeownership Counseling Disclosure Is Missing Documentation required to clear exception. Evidence the Homeownership Counseling Disclosure was received within 3 days of the loan application	Homeownership Counseling Disclosure	01/14/2026	Homeownership Counseling Disclosure Is Present or Not Applicable; Material Finding	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	8213900171		American Bancshares Mortgage, LLC, a Limited Liability Company	Smith	11/12/2025	$906,500.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date or provide confirmation the lender has no affiliates.	Affiliated Business Disclosure response; Affiliated Business Disclosure	01/20/2026	Required Affiliated Business Disclosure Documentation Provided; Provide supporting documentation confirming the Affiliated Business Disclosure was delivered within three business days of application, or document the lender has no affiliation with the settlement service providers.; Material Finding	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	8213900171		American Bancshares Mortgage, LLC, a Limited Liability Company	Smith	11/12/2025	$906,500.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE0377	Credit	The Total Hazard Coverage is LESS than the Required Coverage Amount	The hazard insurance dwelling coverage of ($750000) is insufficient, not meeting the required coverage amount of ($906500). The hazard insurance dwelling coverage of $750,000 is insufficient, not meeting the required coverage amount of $906,500. Missing replacement cost estimate.	RCE	01/14/2026	The Total Hazard Coverage is greater than or equal to the Required Coverage Amount	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	8213900171		American Bancshares Mortgage, LLC, a Limited Liability Company	Smith	11/12/2025	$906,500.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Missing all pages of the final AUS Submission #11	AUS	01/13/2026	AUS is not incomplete	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
202	8213900171		American Bancshares Mortgage, LLC, a Limited Liability Company	Smith	11/12/2025	$906,500.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
202	8213900171		American Bancshares Mortgage, LLC, a Limited Liability Company	Smith	11/12/2025	$906,500.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Lender NMLS — 217378 LO NMLS — 84117	01/14/2026

; NMLS for Lender and LO was indicated on the executed Note.; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

; NMLS for Lender and LO was indicated on the executed Note.; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/21/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 74% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 15.3 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 766 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 74% is less than Guideline LTV of 89.99%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
244	8214088549		Optimum First Inc., A California Corporation	Ringel	11/20/2025	$1,246,400.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE1185	Credit	AUS Partially Provided

AUS Partially Provided Resubmission to the AUS is required: The IPC of $28,975 exceeds the amount of closing costs on the PCCD of $27,869.60. The Sales Price should be reduced by the amount of excess $1105.40, which will increase the LTV/CLTV to 80.06%.

Guidelines allow up to 89.99% LTV/CLTV.

																Total Borrower Closing Cost = 29,536.14. 27,869.60 from J + 1666.54 from K — Please clear	01/15/2026	Total Borrower Closing Cost = 29,536.14. 27,869.60 from J + 1666.54 from K; Upon further review, Total Borrower Closing Cost = 29,536.14. 27,869.60 from J + 1666.54 from K. Condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
244	8214088549		Optimum First Inc., A California Corporation	Ringel	11/20/2025	$1,246,400.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure and proof sent to the borrower within 3 business days of application	No affiliates	01/14/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Material Finding	01/15/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
244	8214088549		Optimum First Inc., A California Corporation	Ringel	11/20/2025	$1,246,400.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	LO NMLS 335783	01/14/2026

Lender provided the NMLSR ID. Condition cleared.

; Lender provided the NMLSR ID. Condition cleared.

; Material; HMDA discrepancy noted: Missing evidence of lenders NMLSR ID, Lender may clear finding by providing documentation to support their value.

																			01/15/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
244	8214088549		Optimum First Inc., A California Corporation	Ringel	11/20/2025	$1,246,400.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/13/2026

Borrower has stable job time — Borrower has 3.2 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 721 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 20.8% is less than Guideline DTI of 45%

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
144	6191693284		PennyMac Loan Services, LLC	Bogden	12/01/2025	$1,222,900.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 8.34 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122	6191661559		Pennymac Loan Services, LLC	Bogopulsky	11/26/2025	$960,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	agree with RVDPPPGHCGZ40J4VQ731619166155910	01/14/2026	Lender agrees with audit findings. Condition cleared.; Lender agrees with audit findings. Condition cleared.; Lender agrees with audit findings. Condition cleared.; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI RVDPPPGHCGZ40J4VQ731619166155910 vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender agrees with audit findings. Condition cleared.; Lender agrees with audit findings. Condition cleared.; Material; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI RVDPPPGHCGZ40J4VQ731619166155910 vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.	01/16/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122	6191661559		Pennymac Loan Services, LLC	Bogopulsky	11/26/2025	$960,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/16/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
139	6191686222		PennyMac Loan Services, LLC	Menon	12/02/2025	$992,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Borrower has stable job time — Borrower has 3.4 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 739 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
212	8213966169		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Giang	11/19/2025	$905,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	01/22/2026	Lender provided the ULI. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.26% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.05% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
212	8213966169		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Giang	11/19/2025	$905,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 71.26% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 71.26% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 33.05% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 779 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
239	8214068682		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Samek	11/21/2025	$1,300,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821406868219	01/14/2026

Lender agreed with HMDA. Condition cleared.; Lender agreed with HMDA. Condition cleared.; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender agreed with HMDA. Condition cleared.; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

																			01/15/2026

Borrower has stable job time — Borrower has 14.53 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 23.61% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.67% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.67% is less than Guideline LTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
239	8214068682		The Turnkey Foundation Inc dba Arbor Financial Group, a California Corporation	Samek	11/21/2025	$1,300,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/31/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.			Lender provided the ULI. Condition cleared. ; HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/15/2026

Borrower has stable job time — Borrower has 14.53 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 23.61% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 66.67% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 66.67% is less than Guideline LTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
142	6191691196		PennyMac Loan Services, LLC	Chalk	12/01/2025	$1,319,200.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI	01/22/2026

Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

; Lender provided the ULI. Condition cleared. ; Lender provided the ULI. Condition cleared. ; Material ; HMDA discrepancy noted: Missing evidence of the ULI number, Lender may clear finding providing documentation to support their value.

																			01/26/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 13.35 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
142	6191691196		PennyMac Loan Services, LLC	Chalk	12/01/2025	$1,319,200.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided

Loan is pending HMDA data review. Additional conditions may apply. HMDA Tape Provided. The loan is pending HMDA data review. Condition for informational purposes only. Due Diligence firm to complete. Additional conditions may apply.

																		HMDA received — additional discrepancy finding added. ; HMDA Data Tape Provided.	01/26/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 13.35 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
142	6191691196		PennyMac Loan Services, LLC	Chalk	12/01/2025	$1,319,200.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/02/2026	Rescinded	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	That is incorrect — Pennymacs waterfall is to be used and this has been established and BOA agrees. Please follow our product profile water fall ; Invalid request — Per the UCDP’s already provided CU score 1.4, LCA 1 — third party valuation not required	01/21/2026	Upon further review, the Pennymac AUS Jumbo Product Profile waterfall are to be used. Condition rescinded. ; Audit reviewed the lenders response. Subject transaction is the purchase of a primary residence. A CDA is required per investor. Condition retained.	01/22/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1293	Credit	Income 2 Months Income Verified is Missing	Income 2 Months Income Verified is Missing Provide complete 2024 personal tax returns including all schedules for Self-Employment income analysis	From our underwriting team: The loan was escalated to the UW manager to utilize the transcripts instead of conditioning for the actual taxes since we had all the data points from the transcripts schedule C required to calculate qualifying income. There was no information missing on the transcripts for the Schedule C. There is no documentation better than the transcripts themselves. There is no Jumbo overlay to not use transcripts, so we follow FNMA policy.	01/22/2026

Upon further review, file contains a signed 4506C Sch C income you can use the transcripts. Since all the data points from the transcripts schedule C required to calculate qualifying income. There was no information missing on the transcripts for the Schedule C. Condition cleared. ; Per line 17 of the DU: Based on the information on the loan application, it appears that all Nicholas Hite’s self-employed businesses have been in existence for at least 5 years and may be eligible to be documented with one year of personal tax returns. If any of the self-employed income is being used for qualifying purposes, the income may be supported by personal tax returns covering the most recent one-year period (including all tax schedules), provided the tax returns reflect at least 12 months of self-employment income, the borrower has 25% or greater ownership in the business for five consecutive years, and the Cash Flow Analysis (Form 1084) or equivalent has been completed. Refer to the Selling Guide for additional information. Condition retained.

(MSG ID 3729)

																			02/03/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Showing evidence that the borrowers received the appraisal at least 3 days prior to consummation, 9/10/2025, may cure the violation.	Proof; Acknowledgement of receipt of appraisal	02/02/2026

Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared.

; Evidence of appraisal delivery provided.; The document provided indicates that the borrower either received or chose to waive the right to receive the appraisal at least 3 days prior to consummation but does not confirm the borrower received the appraisal at or prior to consummation if they chose to waive the 3 days right to receive the appraisal. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely; Material

																			02/03/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1201	Credit	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide Fraud Report with OFAC cleared alerts including OFAC Check and Interested Parties Checked with Exclusionary Lists	You did not review — the document provided IS the Fraud report — I am uploading again for review ; Provided in original submission	01/29/2026	Lender provided the complete third party fraud report. Condition cleared. ; Third Party Fraud Report is provided; Audit reviewed the lender’s response. Please provide a Third Party Fraud Report. Condition retained.	01/30/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/26/2026	Rescinded	finding- 3551	Compliance	Post- Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is “post-consummation cure for violation of tolerance/variation” or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.			Cure package provided to the borrower prior to review; Exception resolved	01/26/2026		D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/26/2026	Resolved	finding- 3719	Compliance	TILA Post- Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $1,366,724.06. The disclosed finance charge of $1,365,263.52 is not considered accurate because it is understated by more than $100. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $1,366,584.06. The disclosed finance charge of $1,365,263.52 is not considered accurate because it is understated by more than $100.			Cure package provided to the borrower prior to review; Exception resolved	01/26/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	finding-651	Compliance	TILA Finance Charge Test	This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is $1,366,724.06. The disclosed finance charge of $1,366,585.02 is not considered accurate because it is understated by more than $100. TILA 130b Cure Required. Refund in the amount of $139.04; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery and reopen rescission. The fees included in the finance charge calculation include: settlement fee ($500.00), closing protection letter ($50.00), prepaid interest ($3,049.44), flood certification ($11.50), processing fee ($750.00) and verification of employment ($150.00). Please provide fee breakdown of APR fees or cure package.	All cure docs provided in original submission	01/22/2026	Cure package provided to the borrower prior to review; exception resolved; Cure package provided to the borrower prior to review; exception resolved	01/26/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Provide 3rd party VOE for borrower or CPA letter	CPA letter was provided in the original submission	01/22/2026	Lender provided borrower 2 3rd Party VOE. Condition cleared. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	01/26/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
179	8213344232		Lincoln Capital Advisors, LLC, A Georgia Limited Liability Company	Hite	09/10/2025	$998,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared. ; HMDA Data Tape Provided.	01/19/2026

Borrower has stable job time — Borrower has 6.39 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 65.44% is less than Guideline CLTV of 80%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 65.44% is less than Guideline LTV of 80%

																					D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
121	6191660944		PennyMac Loan Services, LLC	Spruill	12/10/2025	$1,160,000.00	TX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 751 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 33.4% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 7.43 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
215	8213975804		GL Financial Services, LLC., a Limited Liability Corporation	Tarrash	11/21/2025	$1,427,433.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing CDA			Third party valuation product provided within tolerance.	02/02/2026	Borrower has stable job time — Borrower has 2.91 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
215	8213975804		GL Financial Services, LLC., a Limited Liability Corporation	Tarrash	11/21/2025	$1,427,433.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, discrepancy finding added. ; HMDA Data Tape Provided.	02/02/2026	Borrower has stable job time — Borrower has 2.91 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
215	8213975804		GL Financial Services, LLC., a Limited Liability Corporation	Tarrash	11/21/2025	$1,427,433.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821397580469, Lender NMLS ID is 70099	01/30/2026	; ULI is valid.; Material; HMDA discrepancy noted: Lender ULI is missing, ALSO HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	02/02/2026	Borrower has stable job time — Borrower has 2.91 years on job.	C	A	B	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
74	6191582951		PennyMac Loan Services, LLC	Stranc	10/21/2025	$1,288,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of taxes and HOA on 2198 Garfias property. Also missing taxes on 27832 St Bernard property. Additional conditions may apply.	Regarding 2198 Gafias: I googled the property and it appears to be located in an older, established neighborhood where HOA dues are unlikely.	01/22/2026	Lender provided evidence of taxes and Property profile showing SFR on the Garfias property. Taxes on 27832 St Bernard property. Condition cleared. ; Lender provided evidence of taxes and Property profile showing SFR on the Garfias property. Taxes on 27832 St Bernard property. Condition cleared.	01/26/2026	Borrower has stable job time — Borrower has 24.82 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
74	6191582951		PennyMac Loan Services, LLC	Stranc	10/21/2025	$1,288,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026	Borrower has stable job time — Borrower has 24.82 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
152	6191706432		PennyMac Loan Services, LLC	Okino	12/09/2025	$1,425,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	02/04/2026	Borrower has stable job time — Borrower has 32.96 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 770 is greater than Guideline minimum FICO of 740	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
229	8214022765		Optimum First Inc., a California Corporation	Wan	11/12/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, discrepancy finding added. ; HMDA Data Tape Provided.	02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 53.41% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 53.41% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 13.29 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
229	8214022765		Optimum First Inc., a California Corporation	Wan	11/12/2025	$1,300,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731821402276530	01/30/2026

; The ULI is valid.; Material; The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI 549300CSPE70WIF4Z922251000073285 vs Lender value 633584A3542946788CDE85D6AFB72007549300CSPE70WIF4Z92225100O073285

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 53.41% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 53.41% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 13.29 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
145	6191694441		PennyMac Loan Services, LLC	Coy	11/25/2025	$1,519,200.00	OR	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 21.62 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
57	6191525661		PennyMac Loan Services, LLC	Shafizadeh	11/20/2025	$1,087,150.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/14/2026	Resolved	finding- 3367	Compliance	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator’s application date (or the date creditor received application if loan originator’s application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant’s location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor’s office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Documentation needed to clear: Please provide homeownership counseling organizations disclosure dated within 3 business days of application date 08/19/25	Homeownership Counseling Organizations Disclosure	01/30/2026	Lender provided the homeownership counseling organizations disclosure dated within 3 business days of application date 08/19/25. Condition cleared. ; Material	01/30/2026

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.06% is less than Guideline DTI of 50%

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
57	6191525661		PennyMac Loan Services, LLC	Shafizadeh	11/20/2025	$1,087,150.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 11.9 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 36.06% is less than Guideline DTI of 50%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
131	6191675076		PennyMac Loan Services, LLC	Stack	11/25/2025	$857,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Closed End Second — 30 yr refinance, no cash-out Property value of $1,102,000 confirmed by appraisal	01/20/2026	Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $1,102,000 confirmed by appraisal. Condition cleared.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $1,102,000 confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $1,102,000 confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $1,102,000 confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.; Lender agrees with audit findings. Closed End Second — 30 yr refinance, no cash-out Property value of $1,102,000 confirmed by appraisal. Condition cleared.; Material; HMDA discrepancy noted: Missing lenders Loan Purpose, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.81% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 23.79% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.81% is less than Guideline CLTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
131	6191675076		PennyMac Loan Services, LLC	Stack	11/25/2025	$857,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.81% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 23.79% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.81% is less than Guideline CLTV of 89.99%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
131	6191675076		PennyMac Loan Services, LLC	Stack	11/25/2025	$857,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $850000 is Less than Total Amount of Subject Lien $857500 Lender to provide updated title coverage to reflect the minimum of loan amount of $857,500.	Title Coverage	01/20/2026	Lender provided the title update/supplement showing sufficient coverage. Condition cleared. ; Title Coverage Amount of $857500 is equal to or greater than Total Amount of Subject Lien $857500; Material Finding	01/21/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 778 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.81% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 23.79% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.81% is less than Guideline CLTV of 89.99%

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
132	6191679723		Pennymac Loan Services, LLC	Kuo	12/02/2025	$2,250,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $550.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $550.00, cure package requires a PCCD, LOE, Copy of refund check , and Proof of Delivery or Valid COC. The 0% tolerance violation is due to the increase in the Appraisal Fee from $800.00, to $1,350.00 on the initial CD dated 11/12/2025 without a valid COC in file. Please provide a COC or cure package.	COC	01/20/2026	Lender provided a valid COC for the increase in the appraisal fee from $800.00 to $1,350.00. Condition cleared. ; Lender provided a valid COC for the increase in the appraisal fee from $800.00 to $1,350.00. Condition cleared.	01/21/2026

Qualifying DTI below max allowed. — Calculated DTI of 27.2% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.12% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.12% is less than Guideline CLTV of 80%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
132	6191679723		Pennymac Loan Services, LLC	Kuo	12/02/2025	$2,250,000.00	FL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying DTI below max allowed. — Calculated DTI of 27.2% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 780 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 44.12% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 44.12% is less than Guideline CLTV of 80%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127	6191670291		PennyMac Loan Services, LLC.	Kann	11/25/2025	$1,900,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Only part of the AUS is in the file.	Attached DU cert submission #6 appears to be complete. What do you feel is missing?; provided and accepted, two same findings	01/15/2026	Lender provided a complete copy of the AUS. Condition cleared. ; AUS is not incomplete; Audit reviewed the lender’s response. Please provide a complete copy of the AUS. Condition maintained.	01/16/2026	Borrower has stable job time — Borrower has 7.75 years on job. Qualifying DTI below max allowed. — Calculated DTI of 26.24% is less than Guideline DTI of 45%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127	6191670291		PennyMac Loan Services, LLC.	Kann	11/25/2025	$1,900,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Borrower has stable job time — Borrower has 7.75 years on job. Qualifying DTI below max allowed. — Calculated DTI of 26.24% is less than Guideline DTI of 45%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140	6191686526		PennyMac Loan Services, LLC	Fahlman	12/04/2025	$1,400,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	ULI is RVDPPPGHCGZ40J4VQ731619168652690, agree	01/16/2026

Lender agrees with audit findings. Condition cleared.

; Lender agrees with audit findings. Condition cleared. ; Lender agrees with audit findings. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI RVDPPPGHCGZ40J4VQ731619168652690 vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.; Lender agrees with audit findings. Condition cleared. ; Lender agrees with audit findings. Condition cleared.

; Material ; HMDA Discrepancy Noted: The following HMDA Discrepancy(s) have been noted: Audit ULI RVDPPPGHCGZ40J4VQ731619168652690 vs Lender ULI Missing. Lender can clear finding by agreeing with audit value or providing documentation to support their value.

																			01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 10.76% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 10.44 years on job.

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
140	6191686526		PennyMac Loan Services, LLC	Fahlman	12/04/2025	$1,400,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/06/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Complete — Other finding added.; HMDA Data Tape Provided.	01/20/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. — Calculated DTI of 10.76% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 10.44 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
118	6191658715		PennyMac Loan Services, LLC	Meyer	12/17/2025	$1,399,000.00	MI	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Provide evidence that no new open tradelines resulted from credit inquiries on 09/10/2025 from Advantage Credit, 08/13/2025 from Rocket/Xactus and 08/12/2025 from Certified Credit	Inquiry LOE	01/20/2026	Lender provided evidence that no new open tradelines resulted from credit inquiries on 09/10/2025. Condition cleared.	01/21/2026

Borrower has stable job time — Borrower has 15.97 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.65% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

																					D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
118	6191658715		PennyMac Loan Services, LLC	Meyer	12/17/2025	$1,399,000.00	MI	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 15.97 years on job.

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.65% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.65% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 760 is greater than Guideline minimum FICO of 720

																					D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137	6191684987		Pennymac Loan Services, LLC	Brummette	12/04/2025	$1,450,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026

Qualifying DTI below max allowed. — Calculated DTI of 25.01% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 20.76 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 740

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
109	6191631035		PennyMac Loan Services, LLC	Mccarron	12/12/2025	$943,800.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $8,153.93.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $8,153.93; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The first zero tolerance violation in the amount of $8,078.93 is due to increase from $0.00 to $8,078.93 for the addition of the Broker Fee on the final CD dated 12/12/2025 without a valid COC in file. The second zero tolerance violation in the amount of $75.00 is due to increase from $825.00 to $900.00 for the Appraisal Fee on the revised LE dated 10/21/2025. COC in file dated 10/20/2025 does not detail a valid reason for the fee increase. Please provide valid COC’s or cure package.	COC’s	01/14/2026	Lender provided a valid COC for the increase in the appraisal fee and broker fee. Condition cleared. ; Lender provided a valid COC for the increase in the appraisal fee and broker fee. Condition cleared.	01/15/2026

Borrower has stable job time — Borrower has 22.35 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 746 is greater than Guideline minimum FICO of 680

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.36% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
109	6191631035		PennyMac Loan Services, LLC	Mccarron	12/12/2025	$943,800.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/07/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			; HMDA tape provided, no discrepancies noted condition cleared.	02/04/2026

Borrower has stable job time — Borrower has 22.35 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 746 is greater than Guideline minimum FICO of 680

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 59.36% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum — Calculated LTV of 59.36% is less than Guideline LTV of 80%

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
168	6691667180		Lifetime Home Loans LLC	Barker	12/04/2025	$935,625.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The LCA risk score of 4 is greater than 2.5 maximum allowed.			Third party valuation product provided within tolerance.	01/23/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.93 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
168	6691667180		Lifetime Home Loans LLC	Barker	12/04/2025	$935,625.00	UT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/13/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/19/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 2.93 years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
236	8214057396		TRI Pointe Connect, LLC, a Limited Liability Corporation	Cozington	11/19/2025	$1,085,024.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	CDA provided in the original submission	01/20/2026	Third party valuation provided within tolerance. Condition cleared. ; Third party valuation product provided within tolerance.	01/21/2026	Borrower has stable job time — Borrower has 8.25 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
236	8214057396		TRI Pointe Connect, LLC, a Limited Liability Corporation	Cozington	11/19/2025	$1,085,024.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/19/2026	Borrower has stable job time — Borrower has 8.25 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
222	8213993338		First Alliance Home Mortgage, LLC, a Limited Liability Corporation	Devito	10/30/2025	$960,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026	Borrower has stable job time — Borrower has 26.11 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
222	8213993338		First Alliance Home Mortgage, LLC, a Limited Liability Corporation	Devito	10/30/2025	$960,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/16/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Appraisal Delivery; Appraisal delivery	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026	Borrower has stable job time — Borrower has 26.11 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
222	8213993338		First Alliance Home Mortgage, LLC, a Limited Liability Corporation	Devito	10/30/2025	$960,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026	Borrower has stable job time — Borrower has 26.11 years on job. Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 773 is greater than Guideline minimum FICO of 700	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	8214068227		Prosperity Home Mortgage, LLC, a Limited Liability Company	Costas	10/31/2025	$832,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/02/2026	Rescinded	FCOM3813	Credit	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(vii)				02/03/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	8214068227		Prosperity Home Mortgage, LLC, a Limited Liability Company	Costas	10/31/2025	$832,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.; Loan is pending HMDA data review. Additional conditions may apply.; HMDA Data Tape Provided.	02/02/2026

Borrower has stable job time — Borrower has 4.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 51.71% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 51.71% is less than Guideline CLTV of 75%

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	8214068227		Prosperity Home Mortgage, LLC, a Limited Liability Company	Costas	10/31/2025	$832,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE0382	Credit	Assets do not meet guideline requirements	When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Missing evidence of the Net proceeds form sale of property of $789,031.26	Settlement statement from sale of departing home	01/30/2026	Funds are found to meet guidelines.	02/02/2026

Borrower has stable job time — Borrower has 4.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 51.71% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 51.71% is less than Guideline CLTV of 75%

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
238	8214068227		Prosperity Home Mortgage, LLC, a Limited Liability Company	Costas	10/31/2025	$832,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $19018.59.	This should clear with verification of proceeds.	01/30/2026	Audited Reserves of $265498.9 are equal to or greater than AUS Required Reserves of $19018.59.; When the Total Qualified Asset Post Close field contains a negative value, the required assets do not meet guidelines. Missing evidence of the Net proceeds form sale of property of $789,031.26	02/02/2026

Borrower has stable job time — Borrower has 4.21 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 744 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 51.71% is less than Guideline LTV of 75%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 51.71% is less than Guideline CLTV of 75%

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238	8214068227		Prosperity Home Mortgage, LLC, a Limited Liability Company	Costas	10/31/2025	$832,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Rescinded	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Not required.; Not required.	01/27/2026		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
238	8214068227		Prosperity Home Mortgage, LLC, a Limited Liability Company	Costas	10/31/2025	$832,500.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Rescinded	FCRE1198	Credit	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s)			Rescinded as this is a duplicate finding.	01/27/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
223	8214003621		First Savings Mortgage Corporation, a Virginia Corporation	Keating	10/31/2025	$1,270,000.00	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.83% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.83% is less than Guideline CLTV of 90%

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223	8214003621		First Savings Mortgage Corporation, a Virginia Corporation	Keating	10/31/2025	$1,270,000.00	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 764 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 68.83% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 68.83% is less than Guideline CLTV of 90%

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235	8214056143		Advisors Mortgage Group, LLC	Amorim	11/04/2025	$1,199,999.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 16.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

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235	8214056143		Advisors Mortgage Group, LLC	Amorim	11/04/2025	$1,199,999.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the Affiliated Business Disclosure dated within 3 business days of application.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Borrower has stable job time — Borrower has 16.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

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235	8214056143		Advisors Mortgage Group, LLC	Amorim	11/04/2025	$1,199,999.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026

Borrower has stable job time — Borrower has 16.44 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 774 is greater than Guideline minimum FICO of 720

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 80%

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217	8213976138		Alerus Financial, N.A. dba Alerus Mortgage	Karley	11/03/2025	$940,000.00	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 47.87 years on job.	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
217	8213976138		Alerus Financial, N.A. dba Alerus Mortgage	Karley	11/03/2025	$940,000.00	ND	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing To cure the defect please provide the Affiliated Business Disclosure dated within 3 business days of application.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 810 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 47.87 years on job.	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
225	8214009191		Legacy Home Loans, LLC dba Steadfast Mortgage, a Limited Liability Company	Brock	11/07/2025	$880,000.00	TN	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	02/04/2026

Qualifying DTI below max allowed. — Calculated DTI of 26.01% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 755 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 10.27 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
231	8214035262		First Alliance Home Mortgage, LLC, a Limited Liability Corporation	Palumbo	11/10/2025	$2,000,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 720

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 64.41% is less than Guideline CLTV of 80%

Borrower has stable job time — Borrower has 36.25 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 23.61% is less than Guideline DTI of 720%

Original LTV is Below the Guideline Maximum — Calculated LTV of 64.41% is less than Guideline LTV of 80%

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232	8214038114		V.I.P. Mortgage, Inc.	Vander Velde	11/03/2025	$1,280,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
124	6191663974		Pennymac Loan Services, LLC	Brown	12/29/2025	$1,050,000.00	DE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing	Please review ; Please review	02/03/2026	Title Document is fully Present	02/03/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.53% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.34 years on job.

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124	6191663974		Pennymac Loan Services, LLC	Brown	12/29/2025	$1,050,000.00	DE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, no discrepancies noted, condition cleared. ; HMDA Data Tape Provided.	02/03/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.53% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.34 years on job.

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124	6191663974		Pennymac Loan Services, LLC	Brown	12/29/2025	$1,050,000.00	DE	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Invalid — AVM provided at time of initial submission	01/28/2026	Third party valuation provided within tolerance. Condition cleared. ; Third party valuation product provided within tolerance.	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 34.53% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 804 is greater than Guideline minimum FICO of 700

Borrower has stable job time — Borrower has 6.34 years on job.

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242	8214070643		Alameda Mortgage Corporation	Cartwright	11/14/2025	$875,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.78% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.78% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 2.74 years on job.

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242	8214070643		Alameda Mortgage Corporation	Cartwright	11/14/2025	$875,000.00	GA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The file is missing the ABD from the lender.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 800 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.78% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.78% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 2.74 years on job.

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Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
213	8213968697		Farmers Bank & Trust, a State Bank	Ruzicka	11/24/2025	$1,297,308.00	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The exception is tied to the initial CD missing a receipt date at least 3 business days prior to consummation. A valid COC was provided for the addition of the final inspection fee.	ICD delivery	01/29/2026	Lender provided evidence for the CD dated within 3 business day prior to consummation of 11/24/25. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Lender provided evidence for the CD dated within 3 business day prior to consummation of 11/24/25. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Lender provided evidence for the CD dated within 3 business day prior to consummation of 11/24/25. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Lender provided evidence for the CD dated within 3 business day prior to consummation of 11/24/25. A valid COC was provided for the addition of the final inspection fee. Condition cleared. ; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of 11/24/25. Condition retained.	02/02/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
213	8213968697		Farmers Bank & Trust, a State Bank	Ruzicka	11/24/2025	$1,297,308.00	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	finding- 3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:“USPS First Class Mail” or “Electronic Delivery” or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or”In Person” and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception: The initial CD is missing Borrower signature or other acknowledgement of receipt. The earliest CD in the loan file was issued on 11/18/2025. The violation can be cured by providing a copy of initial CD as well as evidence showing that is was received by the consumer 3 business days prior to consummation.	ICD; Initial Closing Disclosure Delivery Date	01/30/2026	Lender provided the tracking form confirming receipt within 5 business days prior to the 11/24/2025 consummation date. Condition cleared. ; Lender provided the tracking form confirming receipt within 5 business days prior to the 11/24/2025 consummation date. Condition cleared. ; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of 11/24/25. Condition retained.; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of 11/24/25. Condition retained. ; Audit reviewed the lender’s response. Please provide the CD dated within 3 business day prior to consummation of 11/24/25. Condition retained.	02/02/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
213	8213968697		Farmers Bank & Trust, a State Bank	Ruzicka	11/24/2025	$1,297,308.00	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABD from the lender is missing.	Affiliated Business	01/29/2026	Lender provided an attestation of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/30/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
213	8213968697		Farmers Bank & Trust, a State Bank	Ruzicka	11/24/2025	$1,297,308.00	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

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213	8213968697		Farmers Bank & Trust, a State Bank	Ruzicka	11/24/2025	$1,297,308.00	MO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 72.27% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 72.27% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 12.91 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 789 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
195	8213664003		The Central Trust Bank, a Banking Institution	Ginder	10/15/2025	$1,268,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM3075	Credit	Missing US Patriot Act Disclosure or ID	Missing US Patriot Act Disclosure or ID. Missing US Patriot Act Disclosure or valid ID.	US Patriot Act Disclosure	01/27/2026	; Missing US Patriot Act Disclosure or ID.; Received completed patriot disclosure; Material	01/30/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 14.33 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
195	8213664003		The Central Trust Bank, a Banking Institution	Ginder	10/15/2025	$1,268,000.00	CO	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/28/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 799 is greater than Guideline minimum FICO of 700 Borrower has stable job time — Borrower has 14.33 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
209	8213936415		First Federal Bank, a Federally Chartered Savings Bank	Kronsbein	11/26/2025	$980,000.00	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 29.5% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

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209	8213936415		First Federal Bank, a Federally Chartered Savings Bank	Kronsbein	11/26/2025	$980,000.00	SC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABA is not provided. Please provide proof of delivery and receipt within 3 business days of application date.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Borrower has stable job time — Borrower has 20.47 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 29.5% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 801 is greater than Guideline minimum FICO of 700

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204	8213914780		United Home Loans, Inc, an Illinois Corporation	Bazan	11/21/2025	$1,050,000.00	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

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204	8213914780		United Home Loans, Inc, an Illinois Corporation	Bazan	11/21/2025	$1,050,000.00	IL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI 549300UKYJZO6CZXIX60250910726294 vs Lender value missing, ALSO missing lenders NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																We agree with Audit ULI 549300UKYJZO6CZXIX60250910726294. Lender’s NMLS ID 215731	01/30/2026	; ULI is valid.; Material	02/02/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 60% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 28.36% is less than Guideline DTI of 45%

Original LTV is Below the Guideline Maximum — Calculated LTV of 60% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 783 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
205	8213916330		Leader Bank, N.A., a National Banking Association	Notin	11/14/2025	$1,404,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.			Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 788 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.62% is less than Guideline DTI of 45%

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205	8213916330		Leader Bank, N.A., a National Banking Association	Notin	11/14/2025	$1,404,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 10/10/2025 or provide confirmation the lender has no affiliates.	Affiliated Business Disclosure	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 788 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.62% is less than Guideline DTI of 45%

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205	8213916330		Leader Bank, N.A., a National Banking Association	Notin	11/14/2025	$1,404,000.00	MA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 788 is greater than Guideline minimum FICO of 720

Qualifying DTI below max allowed. — Calculated DTI of 25.62% is less than Guideline DTI of 45%

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
201	8213881098		Bank Independent, an Alabama Banking Corporation	Simmons	11/17/2025	$1,300,600.00	AL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — no level 3 discrepancies — condition cleared ; HMDA Data Tape Provided.	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 52.02% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 52.02% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 19.14 years on job.

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201	8213881098		Bank Independent, an Alabama Banking Corporation	Simmons	11/17/2025	$1,300,600.00	AL	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide Affiliated Business Disclosure within 3 days of application date 10/07/2025 or provide confirmation the lender has no affiliates.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 52.02% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 776 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 52.02% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 19.14 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
247	8214128243		Coastal Funding SLC, Inc. dba Pacific Trust Mortgage, a Corporation	Soderberg	11/10/2025	$1,199,200.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Lender agrees with findings.; Material; Lender agrees with audit’s findings.; HMDA discrepancy noted: Audit sales price $1,499,900 vs Lender value $1,499,000, per HMDA property value is the value used to calculate the LTV. Lender can clear finding by agreeing with audit’s finding, or providing documentation to support their value. Note, there are multiple final CD’s and PCCD’s listing the two different sales prices, contract lists $1,499,900	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.95% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
247	8214128243		Coastal Funding SLC, Inc. dba Pacific Trust Mortgage, a Corporation	Soderberg	11/10/2025	$1,199,200.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			Additional discrepancy finding added.; HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.95% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.95% is less than Guideline CLTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 762 is greater than Guideline minimum FICO of 700

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
228	8214022345		JSB Mortgage Corporation DBA Novus Mortgage, a California Corporation	Han	11/03/2025	$1,356,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit Loan purpose Refinancing vs Lender loan type missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																		Lender agrees with findings.; Material; Lender agrees with audit’s findings.	01/29/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.72% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.72% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 4.64 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
228	8214022345		JSB Mortgage Corporation DBA Novus Mortgage, a California Corporation	Han	11/03/2025	$1,356,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation required to clear exception: The document provided indicates that the borrower either received, or chose to waive the right to receive the appraisal at least 3 days prior to consummation, but does not confirm the borrower received the appraisal at or prior to consummation. Provide documentation to show the date the borrower received the appraisal to confirm it was received by the borrower timely.	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.72% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.72% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 4.64 years on job.

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
228	8214022345		JSB Mortgage Corporation DBA Novus Mortgage, a California Corporation	Han	11/03/2025	$1,356,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 57.72% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 57.72% is less than Guideline CLTV of 90%

Borrower has stable job time — Borrower has 4.64 years on job.

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
226	8214009605		NFM Lending, LLC, a Limited Liability Company	Melanson	11/20/2025	$896,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Lender agrees with findings.; Material; Lender agrees with audit’s findings.; HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/29/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 10.9 years on job.	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
226	8214009605		NFM Lending, LLC, a Limited Liability Company	Melanson	11/20/2025	$896,000.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 775 is greater than Guideline minimum FICO of 720 Borrower has stable job time — Borrower has 10.9 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
233	8214050192		Synergy One Lending, Inc., a Corporation	Cai	11/08/2025	$1,400,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted

The following HMDA Discrepancy(s) have been noted: HMDA discrepancy noted: Audit ULI 2549004FXPNKCLIN825016608877376 vs Lender value missing, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																Agree with the Audit’s ULI 2549004FXPNKCLIN825016608877376	01/30/2026	; Lender agrees with audit findings. Condition cleared. ; Material	02/02/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.31% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.31% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 5.28 years on job.

																					C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
233	8214050192		Synergy One Lending, Inc., a Corporation	Cai	11/08/2025	$1,400,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	02/02/2026

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 791 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum — Calculated LTV of 67.31% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 67.31% is less than Guideline CLTV of 89.99%

Borrower has stable job time — Borrower has 5.28 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
172	6691692467		Answer Home Lending	Holmes	11/24/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	02/03/2026	Resolved	FCRE6101	Credit	Audited AUS Interested Party Contribution Exceeds Guideline Program Maximum	Audited AUS Interested Party Contribution of 1.58% exceeds maximum AUS interested party contribution standards of 1.51%.			Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum	02/06/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
172	6691692467		Answer Home Lending	Holmes	11/24/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2026	Resolved	FCRE1185	Credit	AUS Partially Provided	AUS Partially Provided Interested Party Contributions exceed Total Closing Costs. On the Property page, navigate to the Purchase Contract card and reduce the Sales Price by the excess amount. The AUS is required to be re-ran lowering purchase price by the ICP overage of $1,112.89.	Incorrect — there is no IPC violation and no need for an AUS re-run	01/13/2026	AUS is not incomplete; AUS Partially Provided -> The financing concessions must be equal to or less than the sum of the closing costs: Review of the Final CD, the Realtor Credit (page 3) exceeds the Total Closing Costs (page 1) — An updated AUS resubmission is required to decrease the purchase price by the overage amount ($1112.89) and must reflect an approval with the higher LTV.	02/06/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
172	6691692467		Answer Home Lending	Holmes	11/24/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	02/03/2026	Resolved	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of 1.58% exceeds interested party contribution guideline maximum of 1.51%.			Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum; ; Audited Interested Party Contribution is less than or equal to Guideline Program Maximum	02/06/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
172	6691692467		Answer Home Lending	Holmes	11/24/2025	$1,276,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Curative	01/08/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA tape provided, no discrepancies noted condition cleared.	01/15/2026	Borrower has stable job time — Borrower has 19.67 years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	8214148972		Mortgage Now, Inc	Rajeshvincent	11/21/2025	$1,400,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing proof of HOA or letter from borrower stating no HOA for the property at 6 Brittany Way. Additional conditions may apply.	6 Brittany HOA	01/22/2026	Lender provided an LOE from the borrower of no HOA on 6 Brittany Way. Condition cleared. ; Lender provided an LOE from the borrower of no HOA on 6 Brittany Way. Condition cleared.	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	8214148972		Mortgage Now, Inc	Rajeshvincent	11/21/2025	$1,400,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Affiliated Business Disclosure	01/22/2026	Lender provided the affiliated business disclosure. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	8214148972		Mortgage Now, Inc	Rajeshvincent	11/21/2025	$1,400,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/22/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). A 3-day waiver was provided, however, evidence of appraisal delivery at or prior to consummation is missing.	Invalid — evidence provided in original submission	01/09/2026

Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared.

; Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared.

; Evidence of appraisal delivery provided.; Material

																			01/26/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
253	8214148972		Mortgage Now, Inc	Rajeshvincent	11/21/2025	$1,400,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/30/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	NonDel — we create ULI — RVDPPPGHCGZ40J4VQ731821414897297	01/09/2026

Lender provided documentation to support value: RVDPPPGHCGZ40J4VQ731821414897297. Condition cleared. ; Lender provided documentation to support value: RVDPPPGHCGZ40J4VQ731821414897297. Condition cleared. ; Material; HMDA discrepancy noted: Audit ULI 549300FXZWGDF5ZVOK9225059482 vs Lender value RVDPPPGHCGZ40J4VQ731821414897297

, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.

																			01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	8214148972		Mortgage Now, Inc	Rajeshvincent	11/21/2025	$1,400,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE1347	Credit	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Missing VVOE for B2 within 10 days of closing. Verifications in file are not within 10 days of closing.	VOE	01/09/2026	Lender provided VVOE within 10 business days of closing. Condition cleared. ; Lender provided VVOE within 10 business days of closing. Condition cleared. ; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	01/12/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	8214148972		Mortgage Now, Inc	Rajeshvincent	11/21/2025	$1,400,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/26/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Per AUS Jumbo guidelines, if LCA returns no score, a CU score < 2.5 is sufficient.	01/08/2026	Lender provided UCDP report reflects a risk score of 1.4; therefore, an additional Third Party valuation is not required. Condition cleared.; Third party valuation product provided within tolerance.	01/09/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
253	8214148972		Mortgage Now, Inc	Rajeshvincent	11/21/2025	$1,400,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	12/23/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA data received, additional discrepancy finding added. ; HMDA Data Tape Provided.	12/30/2025

Original LTV is Below the Guideline Maximum — Calculated LTV of 79.21% is less than Guideline LTV of 89.99%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 79.21% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 27.07% is less than Guideline DTI of 50%

Borrower has stable job time — Borrower has 7.4 years on job.

																					D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
254	8214177829		Vellum Mortgage, Inc., a Corporation	Cepeda Derieux	11/24/2025	$1,264,000.00	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:			Lender agrees with findings.; Material; Lender agrees with audit’s findings.; HMDA discrepancy noted: Missing Lender NMLS ID number, Lender may clear finding by agreeing with Audit’s value or provide documentation to support their value.	01/29/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
254	8214177829		Vellum Mortgage, Inc., a Corporation	Cepeda Derieux	11/24/2025	$1,264,000.00	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application.	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
254	8214177829		Vellum Mortgage, Inc., a Corporation	Cepeda Derieux	11/24/2025	$1,264,000.00	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date.	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
254	8214177829		Vellum Mortgage, Inc., a Corporation	Cepeda Derieux	11/24/2025	$1,264,000.00	DC	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Borrower has stable job time — Borrower has 7.16 years on job.

Qualifying DTI below max allowed. — Calculated DTI of 21.87% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 792 is greater than Guideline minimum FICO of 7

																					C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number		Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
257	8214187068		Advisors Mortgage Group, LLC	Wilson, II	11/14/2025	$849,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Original LTV is Below the Guideline Maximum — Calculated LTV of 77.18% is less than Guideline LTV of 89.99%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 777 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 77.18% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 29.9% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 2.81 years on job.

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
252	8214147091		Advisors Mortgage Group, LLC	Karim	11/21/2025	$1,340,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/20/2026	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)).	Evidence of Appraisal Delivery to Borrower	01/26/2026	Lender provided evidence of receipt of the appraisal within 3 days of the application date. Condition cleared. ; Evidence of appraisal delivery provided.; Material	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
252	8214147091		Advisors Mortgage Group, LLC	Karim	11/21/2025	$1,340,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Affiliated Business	01/26/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
252	8214147091		Advisors Mortgage Group, LLC	Karim	11/21/2025	$1,340,000.00	NJ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/16/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026	Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 811 is greater than Guideline minimum FICO of 720	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
255	8214185536		1st 2nd Mortgage Co. of NJ, Inc.	Garcia	11/19/2025	$1,080,000.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/19/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026	Borrower has stable job time — Borrower has 13.07 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number		Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
258	8214295664		Plains Commerce Bank, a Corporation	Palmer	11/03/2025	$1,150,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/27/2026	Cured	finding- 3622	Compliance	TRID Post- Consummation Reason for Redisclosure Validation Test	na This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.			; ;	02/03/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.7% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 25.99% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 5.46 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.7% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
258	8214295664		Plains Commerce Bank, a Corporation	Palmer	11/03/2025	$1,150,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/15/2026	Cured	finding- 3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $90.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $90.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $90.00 is due to increase from $720.00 to $810.00 for the Appraisal Fee. COC in file referencing appraisal fee is dated 10/16/2025 and change was on LE 10/23/2025.	cured	01/26/2026	Lender provided the PCCD, LOE, refund of $90.00 and evidence of delivery. Loan will be graded a B.	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.7% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 25.99% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 5.46 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.7% is less than Guideline LTV of 89.99%

																					C	B	C	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B

Deal ID	Loan Number	Seller Loan Number		Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
258	8214295664		Plains Commerce Bank, a Corporation	Palmer	11/03/2025	$1,150,000.00	AZ	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level 3 findings noted, condition cleared.; HMDA Data Tape Provided.	01/27/2026

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 69.7% is less than Guideline CLTV of 89.99%

Qualifying DTI below max allowed. — Calculated DTI of 25.99% is less than Guideline DTI of 45%

Borrower has stable job time — Borrower has 5.46 years on job.

Original LTV is Below the Guideline Maximum — Calculated LTV of 69.7% is less than Guideline LTV of 89.99%

																					C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
256	8214186543		First Savings Mortgage Corporation, a Virginia Corporation	Rump	11/18/2025	$2,177,761.00	MD	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	01/22/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.	01/27/2026

Qualifying DTI below max allowed. — Calculated DTI of 26.92% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 784 is greater than Guideline minimum FICO of 720

																					C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
199	8213755553		Exclusive Mortgage Company	Hernandez	10/15/2025	$1,067,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCOM1225	Credit	Second Home Rider is Missing	Second Home Rider is Missing	Second Home Rider	02/03/2026	Lender provided the signed second home rider. Condition cleared.	02/04/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
199	8213755553		Exclusive Mortgage Company	Hernandez	10/15/2025	$1,067,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/20/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Affiliated Business	02/03/2026	Lender provided an attestation on company letterhead of no Affiliates. Condition cleared. ; Required Affiliated Business Disclosure Documentation Provided; Material Finding	02/04/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan Number	Seller Loan Number		Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
199	8213755553		Exclusive Mortgage Company	Hernandez	10/15/2025	$1,067,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/25/2025	Resolved	FCRE3604	Credit	HMDA Discrepancy(s) Noted	The following HMDA Discrepancy(s) have been noted:	Subject property is 2nd Home. Please review uploaded ; NonDEL ULI — RVDPPPGHCGZ40J4VQ731821375555358 AUS/1008 — Second home Conflicting documents — Secondary / primary No Second Home Rider”	01/16/2026	Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Material; Lender provided valid ULI; however, did not provide documentation to verify subject property is a 2nd home. The 1003 reflects subject as a primary residence and AUS shows as a 2nd home. Condition retained.; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Also, audit occupancy is Primary Residence and lenders is Second Home. Lender may clear finding by providing documentation to support their value.; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Lender agrees with audit findings. Loan is a 2nd home. Condition cleared. ; Material; Lender provided valid ULI; however, did not provide documentation to verify subject property is a 2nd home. The 1003 reflects subject as a primary residence and AUS shows as a 2nd home. Condition retained.; Material Finding; HMDA discrepancy noted: Audit ULI is missing. Also, audit occupancy is Primary Residence and lenders is Second Home. Lender may clear finding by providing documentation to support their value.; Material Finding	01/20/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
199	8213755553		Exclusive Mortgage Company	Hernandez	10/15/2025	$1,067,500.00	CA	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	11/21/2025	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA received — additional discrepancy finding added.; HMDA Data Tape Provided.	01/20/2026

Qualifying DTI below max allowed. — Calculated DTI of 14.3% is less than Guideline DTI of 45%

Original CLTV is Below the Guideline Maximum — Calculated CLTV of 70% is less than Guideline CLTV of 89.99%

Original LTV is Below the Guideline Maximum — Calculated LTV of 70% is less than Guideline LTV of 89.99%

Borrower has stable job time — Borrower has 11.39 years on job.

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 771 is greater than Guideline minimum FICO of 700

																					D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post- Close Reviewed Property Value	Loan Post- Close Reviewed Variance Amount	Loan Post- Close Reviewed Variance Percent	Loan Post- Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Second Desk Review Variance Amount	Second Desk Review Variance Percent	Second Desk Review Appraisal Date	Second Desk Review Appraised Value	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/ CMA Variance Amount	AVE/ CMA Variance Percent	AVE/ CMA Company	AVE/ CMA Appraisal Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
61	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	45.6	45.6	XXXXXX	XXXXXX	-.0020	AVM										XXXXXX	XXXXXX	-.0020	90.0	0.1	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible
71	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	71.16	71.16	XXXXXX	XXXXXX	.0072	AVM										XXXXXX	XXXXXX	.0072	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Eligible	4.1
72	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.34	79.34																																																																					Not Eligible	1
77	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1.2
70	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1.8
87	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0					XXXXXX	XXXXXX	-.0547	AVM						XXXXXX	XXXXXX	-.0547	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	2.7
158	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	80.0	80.0																																																																					Eligible	1
68	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0					XXXXXX	XXXXXX	-.0628	AVM						XXXXXX	XXXXXX	-.0628	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible
157	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	58.87	58.87																																																																					Not Eligible	1
155	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
154	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.9	79.9	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	2.6
93	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	69.51	69.51	XXXXXX	XXXXXX	-.0967	AVM										XXXXXX	XXXXXX	-.0967	92.0	0.08	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible
183	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
66	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1
59	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0					XXXXXX	XXXXXX	-.0509	AVM						XXXXXX	XXXXXX	-.0509	93.0	0.07	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible
90	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0664	AVM										XXXXXX	XXXXXX	-.0664	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	4.2
64	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.45	79.45	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.1106	89.0	0.11	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX		XXXXXX																																										Not Eligible	3.3
69	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	2.2
187	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	48.28	48.28	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX																														XXXXXX	0.0000		XXXXXX									Not Eligible	4.8
190	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	68.63	68.63																																																																					Eligible	2.4
67	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	54.73	54.73	XXXXXX	XXXXXX	-.0949	AVM										XXXXXX	XXXXXX	-.0949	93.0	0.07	Other	XXXXXX	XXXXXX																																																Not Eligible	1
96	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1.7
78	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	64.77	64.77																																																																					Not Eligible	1.7
159	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	67.34	67.34																																																																					Eligible	1
174	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	57.19	57.19																																																																						1.4
181	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.55	79.55																																																																						1
192	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1
56	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
63	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	71.79	71.79	XXXXXX	XXXXXX	-.0850	AVM										XXXXXX	XXXXXX	-.0850	83.0	0.17	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3
176	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	64.4	64.4																																																																					Eligible	2
175	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.46	79.46																																																																					Not Eligible	1.7
173	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																						2.4
182	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	59.8	63.15																																																																					Eligible	1.8
188	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	58.85	58.85	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Moderate	XXXXXX																																										Not Eligible	1
177	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	72.58	72.58	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.2650	85.0	0.15	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Eligible	3.7
60	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
178	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	.2294	AVM										XXXXXX	XXXXXX	.2294	72.0	0.28	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX																																										Eligible	4.6
106	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	74.72	74.72																																																																					Not Eligible	2.3
186	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0616	AVM										XXXXXX	XXXXXX	-.0616	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	5
156	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.74	77.74	XXXXXX	XXXXXX	-.0828	Desk Review					XXXXXX	XXXXXX	.2913	XXXXXX	1004 URAR	XXXXXX	XXXXXX	.0073	87.0	0.13	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	-.0828	XXXXXX	High	XXXXXX																																										Not Eligible	4.1
62	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	59.8	59.8	XXXXXX	XXXXXX	-.2639	AVM										XXXXXX	XXXXXX	-.2639	92.0	0.08	Other	XXXXXX	XXXXXX	XXXXXX	XXXXXX	-.0984	XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	5
189	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	68.48	68.48																																																																					Not Eligible	1
105	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	65.87	65.87																																																																						2.3
107	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
94	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	78.97	78.97																																																																					Eligible	1.2
84	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	64.85	64.85	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.2180	77.0	0.23	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Eligible	5
110	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	66.96	66.96																																																																					Not Eligible	1
193	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	56.47	56.47	XXXXXX	XXXXXX	.0411	AVM										XXXXXX	XXXXXX	.0411	85.0	0.15	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	4.8
91	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1025 Small Residential Income Report	XXXXXX	74.67	74.67	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible
162	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0																																																																					Not Eligible	2.4
80	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	66.88	66.88	XXXXXX	XXXXXX	-.0174	AVM										XXXXXX	XXXXXX	-.0174	87.0	0.13	XXXXXX	XXXXXX	XXXXXX																																																Eligible	3.5
85	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0438	AVM										XXXXXX	XXXXXX	-.0438	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	1.1
97	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.27	79.27	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	2.3
65	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.5323	AVM										XXXXXX	XXXXXX	-.5323	79.0	0.21	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	0.0	XXXXXX																																										Not Eligible	5
88	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
75	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	44.31	44.31					XXXXXX	XXXXXX	-.2940	AVM						XXXXXX	XXXXXX	-.2940	91.0	0.9	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low	XXXXXX
111	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0					XXXXXX	0.0000		Desk Review						XXXXXX	XXXXXX	-.1013	96.0	0.04	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.6
79	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	73.75	73.75																																																																					Eligible	2.2
160	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.2234	AVM										XXXXXX	XXXXXX	-.2234	83.0	0.17	Other	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX		XXXXXX																																										Eligible	3.6
185	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.8	70.8	XXXXXX	XXXXXX	-.3908	AVM										XXXXXX	XXXXXX	-.3908	74.0	0.26	Other	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX
92	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	60.87	60.87																																																																					Eligible	1
99	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0505	AVM										XXXXXX	XXXXXX	-.0505	97.0	0.03	Other	XXXXXX	XXXXXX																																																Not Eligible	5
86	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	38.76	38.76	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	2.6
76	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	43.52	43.52	XXXXXX	XXXXXX	-.1363	AVM										XXXXXX	XXXXXX	-.1363	93.0	0.07	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.1
83	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0805	AVM										XXXXXX	XXXXXX	-.0805	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	1.8
104	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1.2
95	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0	XXXXXX	XXXXXX	.0531	AVM					XXXXXX	0.0000		XXXXXX	1004 URAR	XXXXXX	XXXXXX	.0531	93.0	0.07	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	2.6
164	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	72.37	72.37	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.1923	80.0	0.2	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	0.0	XXXXXX																																										Not Eligible	3.9
82	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	71.75	71.75	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.2
112	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1.8
191	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0	XXXXXX	XXXXXX	-.0051	AVM										XXXXXX	XXXXXX	-.0051	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Eligible	2.6
163	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.77	77.77	XXXXXX	XXXXXX	-.0505	AVM										XXXXXX	XXXXXX	-.0505	91.0	0.09	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	1.7
81	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0300	AVM										XXXXXX	XXXXXX	-.0300	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	3.5
58	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	46.17	46.17	XXXXXX	XXXXXX	-.1388	AVM										XXXXXX	XXXXXX	-.1388	75.0	0.25	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	5
73	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.79	79.79																																																																					Eligible	1
102	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
103	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	69.26	69.26																																																																					Eligible	1.8
184	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.1191	AVM										XXXXXX	XXXXXX	-.1191	83.0	0.17	Other	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Eligible	4.4
196	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0197	AVM										XXXXXX	XXXXXX	-.0197	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	4
54	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1.5
165	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	60.0	60.0																																																																					Not Eligible	1
117	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.01	77.01																																																																					Eligible	1.1
116	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.17	79.17	XXXXXX	XXXXXX	-.0083	AVM										XXXXXX	XXXXXX	-.0083	90.0	0.1	Other	XXXXXX	XXXXXX																																																Eligible	4.5
134	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0529	AVM										XXXXXX	XXXXXX	-.0529	88.0	0.12	Other	XXXXXX	XXXXXX																																																Not Eligible	2.5
128	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1.1
100	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1.4
101	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1
115	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1
210	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	.0658	81.0	0.19	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Eligible	2.6

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post- Close Reviewed Property Value	Loan Post- Close Reviewed Variance Amount	Loan Post- Close Reviewed Variance Percent	Loan Post- Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Second Desk Review Variance Amount	Second Desk Review Variance Percent	Second Desk Review Appraisal Date	Second Desk Review Appraised Value	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/ CMA Variance Amount	AVE/ CMA Variance Percent	AVE/ CMA Company	AVE/ CMA Appraisal Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
197	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	41.06	41.06	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	3.1
123	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	.0207	AVM										XXXXXX	XXXXXX	.0207	97.0	0.03	XXXXXX	XXXXXX	XXXXXX																																																	2.9
167	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0447	AVM										XXXXXX	XXXXXX	-.0447	97.0	0.03	XXXXXX	XXXXXX	XXXXXX																																														3		Eligible	1.7
166	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0529	Desk Review																		XXXXXX	XXXXXX	-.0529	XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	2.3
119	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	78.21	78.21																																																																					Eligible	1
161	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.29	79.29																																																																					Eligible	2.3
113	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	56.54	56.54	XXXXXX	XXXXXX	-.0569	AVM										XXXXXX	XXXXXX	-.0569	87.0	0.13	Other	XXXXXX	XXXXXX																																																Not Eligible	2.9
120	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0					XXXXXX	0.0000		Desk Review														XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.2
108	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	64.52	64.52	XXXXXX	XXXXXX	-.2508	AVM										XXXXXX	XXXXXX	-.2508	90.0	0.1	Other	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.5
89	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	74.54	74.54																																																																					Not Eligible	2
214	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0187	AVM										XXXXXX	XXXXXX	-.0187	97.0	0.03	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible
149	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	57.23	57.23	XXXXXX	XXXXXX	-.0479	AVM										XXXXXX	XXXXXX	-.0479	94.0	0.6	XXXXXX	XXXXXX	XXXXXX																																																Eligible	2.6
136	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
143	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
130	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.7408	73.0	0.27	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.6
148	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
170	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.0	70.0																																																																					Eligible	2.1
169	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.71	79.71																																																																					Eligible	2
125	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0					XXXXXX	XXXXXX	-.0877	AVM						XXXXXX	XXXXXX	-.0877	94.0	0.06	Other	XXXXXX	XXXXXX																																																Not Eligible	3.1
224	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.95	77.95																																																																					Eligible	1
126	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	57.14	57.14					XXXXXX	0.0000		Desk Review														XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.4
55	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
171	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	49.15	49.15	XXXXXX	XXXXXX	.0166	AVM										XXXXXX	XXXXXX	.0166	97.0	0.03	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	2.9
133	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	44.2	44.2					XXXXXX	XXXXXX	.0221	AVM						XXXXXX	XXXXXX	.0221	88.0	0.12	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	3.8
249	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	2.3
230	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.1074	95.0	0.5	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Moderate Risk Additional	XXXXXX																																										Not Eligible	2.8
194	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																						1
219	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0163	AVM										XXXXXX	XXXXXX	-.0163	97.0	0.03	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	4
216	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0564	Desk Review																		XXXXXX	XXXXXX	-.0564	XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	3.9
243	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	65.81	65.81	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	1.6
221	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	69.26	69.26	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.7
218	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.0	70.0	XXXXXX	XXXXXX	.0277	Desk Review																		XXXXXX	XXXXXX	.0277	XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.1
227	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	56.52	56.52	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.2
245	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0099	AVM										XXXXXX	XXXXXX	-.0099	94.0	0.06	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	2.2
240	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	64.9	64.9	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.7
248	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	65.0	65.0	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	1
234	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0161	AVM										XXXXXX	XXXXXX	-.0161	97.0	0.03	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	2.6
250	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1.1
251	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
207	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	47.62	47.62	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.5
208	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	50.51	50.51	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	5
150	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	69.15	69.15					XXXXXX	XXXXXX	-.0131	AVM						XXXXXX	XXXXXX	-.0131	97.0	0.03	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible
172	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX		XXXXXX																																										Not Eligible	5
129	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	67.18	67.18																																																																					Eligible	1.9
180	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0333	AVM					XXXXXX	XXXXXX	.0431	XXXXXX	1004 URAR	XXXXXX	XXXXXX	-.0333	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	5
198	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0									XXXXXX	XXXXXX	.0175	XXXXXX	1004 URAR																																																								Not Eligible	4.6
220	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0506	AVM										XXXXXX	XXXXXX	-.0506	94.0	0.06	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	4
206	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0									XXXXXX	XXXXXX	.0207	XXXXXX	1004 URAR																																																								Not Eligible	5
147	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0	XXXXXX	XXXXXX	-.0570	AVM										XXXXXX	XXXXXX	-.0570	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	5
146	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.7	70.7	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.1051	93.0	0.07	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4
138	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.1	79.1																																																																					Not Eligible	1.3
114	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.0	70.0					XXXXXX	XXXXXX	.0866	AVM						XXXXXX	XXXXXX	.0866	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	4.3
203	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0																																																																					Eligible	1.6
135	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	50.0	50.0																																																																					Eligible	1
241	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0721	AVM										XXXXXX	XXXXXX	-.0721	93.0	0.07	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	3.3
202	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	74.0	74.0	XXXXXX	XXXXXX	-.1144	AVM										XXXXXX	XXXXXX	-.1144	95.0	0.05	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.1
244	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
144	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.0	70.0																																																																					Eligible	1.6
122	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
139	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	80.0	80.0																																																																					Eligible	1
212	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	71.26	71.26	XXXXXX	XXXXXX	-.0750	AVM										XXXXXX	XXXXXX	-.0750	95.0	0.5	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	3.1
239	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	66.67	66.67	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.1421	89.0	0.11	Other	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.6
142	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1.4
179	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	65.44	65.44	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.1515	84.0	0.16	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX		XXXXXX																																										Not Eligible	4.4
121	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0078	AVM										XXXXXX	XXXXXX	-.0078	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	3
215	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
74	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Not Eligible	1.6
152	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0	XXXXXX	XXXXXX	.0393	AVM										XXXXXX	XXXXXX	.0393	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	4.1
229	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	53.41	53.41	XXXXXX	XXXXXX	.0158	AVM										XXXXXX	XXXXXX	.0158	83.0	0.17	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	1
145	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	2.7
57	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0																																																																					Not Eligible	1
131	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.81	77.81	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	1.6
132	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	44.12	44.12	XXXXXX	XXXXXX	-.0535	AVM										XXXXXX	XXXXXX	-.0535	93.0	0.07	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	4.4
127	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	-.0418	77.0	0.23	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	2.6
140	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	1
118	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	68.65	68.65																																																																					Eligible	1.8
137	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	73.42	73.42																																																																					Eligible	1
109	XXXXXX			XXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXX	1004 URAR	XXXXXX	59.36	59.36	XXXXXX	XXXXXX	.0063	Desk Review																		XXXXXX	XXXXXX	.0063	XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	3.9
168	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.0	75.0																																																																					Not Eligible	2.5
236	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	75.09	75.09					XXXXXX	0.0000		Desk Review														XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible
222	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Eligible	1
238	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	51.71	51.71	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.5
223	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	68.83	68.83	XXXXXX	0.0000		Desk Review										XXXXXX	XXXXXX	.0168	97.0	0.03	XXXXXX	XXXXXX	XXXXXX	XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	4.4
235	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	60.0	60.0																																																																					Eligible	1
217	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	-.0292	AVM										XXXXXX	XXXXXX	-.0292	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	3.9
225	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	.0477	AVM										XXXXXX	XXXXXX	.0477	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Eligible	4.6
231	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	64.41	64.41	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	1.2
232	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	2.2
124	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.0	70.0					XXXXXX	XXXXXX	-.0340	AVM						XXXXXX	XXXXXX	-.0340	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	4.8

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post- Close Reviewed Property Value	Loan Post- Close Reviewed Variance Amount	Loan Post- Close Reviewed Variance Percent	Loan Post- Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Second Desk Review Variance Amount	Second Desk Review Variance Percent	Second Desk Review Appraisal Date	Second Desk Review Appraised Value	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/ CMA Variance Amount	AVE/ CMA Variance Percent	AVE/ CMA Company	AVE/ CMA Appraisal Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
242	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.78	77.78	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Eligible	3.6
213	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	72.27	72.27	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	3.8
195	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1073 Individual Condo Report	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low	XXXXXX																																										Not Eligible
209	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	.0132	AVM										XXXXXX	XXXXXX	.0132	96.0	0.04	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	2.9
204	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	60.0	60.0	XXXXXX	XXXXXX	-.0265	AVM										XXXXXX	XXXXXX	-.0265	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Eligible	1
205	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	2
201	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	52.02	52.02	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	5
247	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.95	79.95					XXXXXX	XXXXXX	-.0312	AVM						XXXXXX	XXXXXX	-.0312	95.0	0.05	XXXXXX	XXXXXX	XXXXXX																																																Eligible	2.6
228	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	57.72	57.72	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	3.6
226	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0																																																																					Eligible	2
233	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	67.31	67.31	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	2.4
253	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	79.21	79.21																																																																					Not Eligible	1.4
254	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Low Risk	XXXXXX																																										Not Eligible	1
257	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.18	77.18	XXXXXX	XXXXXX	-.0982	Desk Review																		XXXXXX	XXXXXX	-.0982	XXXXXX	Moderate Risk	XXXXXX																																										Not Eligible	1.9
252	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	0.0000		Desk Review																		XXXXXX	0.0000		XXXXXX	Moderate	XXXXXX																																										Not Eligible	2.3
255	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	80.0	80.0	XXXXXX	XXXXXX	.0103	AVM										XXXXXX	XXXXXX	.0103	96.0	0.04	Other	XXXXXX	XXXXXX																																																Not Eligible
258	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	69.7	69.7																																																																					Eligible	1.2
256	XXXXXX			XXXXXX	XXXXXX		0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	77.78	77.78									XXXXXX	XXXXXX	.0289	XXXXXX	1004 URAR																																																								Not Eligible	4.2
199	XXXXXX			XXXXXX	XXXXXX	XXXXXX	0	XXXXXX	XXXXXX	1004 URAR	XXXXXX	70.0	70.0	XXXXXX	XXXXXX	-.0958	AVM										XXXXXX	XXXXXX	-.0958	94.0	0.06	XXXXXX	XXXXXX	XXXXXX																																																Not Eligible	5